--------------------------------------------------------------------------------
                           BRINSON RELATIONSHIP FUNDS

                         BRINSON GLOBAL SECURITIES FUND
                            BRINSON U.S. EQUITY FUND
              BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
                           BRINSON POST-VENTURE FUND
                          BRINSON NON-U.S. EQUITY FUND
                      BRINSON EMERGING MARKETS EQUITY FUND
                       BRINSON EMERGING MARKETS DEBT FUND
                            BRINSON HIGH YIELD FUND
                    BRINSON U.S. CASH MANAGEMENT PRIME FUND

                               SEMI-ANNUAL REPORT
                                 JUNE 30, 1998


                            [GRAPHIC APPEARS HERE]

                     GLOBAL INSTITUTIONAL ASSET MANAGEMENT
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

                                                                            PAGE
BRINSON GLOBAL SECURITIES FUND............................................    1
   Schedule of Investments................................................    5
   Statement of Assets and Liabilities....................................   24
   Statement of Operations................................................   25
   Statements of Changes in Net Assets....................................   26
   Statement of Cash Flows................................................   27
   Financial Highlights...................................................   28
BRINSON U.S. EQUITY FUND..................................................   29
   Schedule of Investments................................................   32
   Statement of Assets and Liabilities....................................   36
   Statement of Operations................................................   37
   Statements of Changes in Net Assets....................................   38
   Financial Highlights...................................................   39
BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND.......................   40
   Schedule of Investments................................................   41
   Statement of Assets and Liabilities....................................   44
   Statement of Operations................................................   45
   Statement of Changes in Net Assets.....................................   46
   Financial Highlights...................................................   47
BRINSON POST-VENTURE FUND.................................................   48
   Schedule of Investments................................................   51
   Statement of Assets and Liabilities....................................   56
   Statement of Operations................................................   57
   Statements of Changes in Net Assets....................................   58
   Financial Highlights...................................................   59
BRINSON NON-U.S. EQUITY FUND..............................................   60
   Schedule of Investments................................................   61
   Statement of Assets and Liabilities....................................   71
   Statement of Operations................................................   72
   Statement of Changes in Net Assets.....................................   73
   Financial Highlights...................................................   74
BRINSON EMERGING MARKETS EQUITY FUND......................................   75
   Schedule of Investments................................................   78
   Statement of Assets and Liabilities....................................   92
   Statement of Operations................................................   93
   Statements of Changes in Net Assets....................................   94
   Financial Highlights...................................................   95

                                                                            PAGE
BRINSON EMERGING MARKETS DEBT FUND........................................   96
   Schedule of Investments................................................   98
   Statement of Assets and Liabilities....................................  101
   Statement of Operations................................................  102
   Statements of Changes in Net Assets....................................  103
   Financial Highlights...................................................  104
BRINSON HIGH YIELD FUND...................................................  105
   Schedule of Investments................................................  108
   Statement of Assets and Liabilities....................................  112
   Statement of Operations................................................  113
   Statements of Changes in Net Assets....................................  114
   Financial Highlights...................................................  115
BRINSON U.S. CASH MANAGEMENT PRIME FUND...................................  116
   Schedule of Investments................................................  116
   Statement of Assets and Liabilities....................................  117
   Statement of Operations................................................  118
   Statement of Changes in Net Assets.....................................  119
   Financial Highlights...................................................  120
The Brinson Relationship Funds--Notes to Financial Statements.............  121

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

The Brinson Global Securities Fund is diversified across the equity and fixed income markets of the U.S. and a broad range of other countries. The Fund is actively managed within an asset allocation framework, involving value-based market, currency and individual security selection. Our senior asset allocation, equity and fixed income professionals form the investment team for the portfolio, supported by a globally integrated market analysis system. Security selection within each market is based on the fundamental research of our analytical teams in our offices worldwide.

Since its performance inception on April 30, 1995, the Brinson Global Securities Fund has produced an annualized return of 16.09%, compared to the return of 16.54% for its benchmark, the Global Securities Relationship Fund Index. The Fund achieved this performance with a volatility of 6.05%, well-below the benchmark volatility of 7.40%. For the first half of 1998, the Fund returned 6.59%, trailing the 10.16% return of the benchmark.

The Brinson Global Securities Fund market strategy centers on reducing the risk of exposure to the overpriced equity markets; most global bond markets are neutrally valued and, because they provide relative attraction, are the primary overweights. The Japanese bond market is an exception and is extremely overvalued at all points along the yield curve. Market allocation made a substantial negative contribution to Fund performance during the first half of 1998 as developed global equity markets, with a few Asian exceptions, were strong. Numerous developed equity markets provided double-digit returns in dollar-hedged terms. Developed bond markets provided positive returns but failed to match those of world equity markets.

The strategy for emerging markets equities is neutral to the normal policy exposure of 3.0%. The emerging debt strategy mirrors the developed bond market overweight, with a 5.0% exposure relative to the 2.0% normal policy. A small underweight is carried in the U.S. high yield bond market. Active currency had little impact on the performance of the portfolio. Current strategy involves yen and sterling underweights and Australian and U.S. dollar overweights.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                           6 MONTHS 1 YEAR  3 YEARS ANNUALIZED
                                            ENDED    ENDED   ENDED   4/30/95*
                                           6/30/98  6/30/98 6/30/98 TO 6/30/98
------------------------------------------------------------------------------
Brinson Global Securities Fund               6.59%    8.94%  15.38%   16.09%
------------------------------------------------------------------------------
Global Securities Relationship Fund Index
 **                                         10.16%   13.76%  15.98%   16.54%
------------------------------------------------------------------------------

* Performance inception date of the Brinson Global Securities Fund
** An un-managed index compiled by the Advisor, constructed as follows: 40%
   Wilshire 5000 Index; 22% MSCI Non-U.S. Equity (Free) Index; 21% Salomon BIG Bond Index; 9% Salomon Non-U.S. Government Bond Index (unhedged); 2% JP Morgan EMBI+; 3% IFC Investable Index; and 3% High Yield Bond Index.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Global Securities Fund and the Global Securities Relationship Fund Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON GLOBAL SECURITIES FUND
VS. GLOBAL SECURITIES RELATIONSHIP FUND INDEX

                           [LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 1998
                                                                     PERCENT OF
                                                                     NET ASSETS
--------------------------------------------------------------------------------
 1. Xerox Corp.                                                        1.49%
 2. Lockheed Martin Corp.                                              1.45
 3. Burlington Northern Santa Fe Corp.                                 1.34
 4. Aon Corp.                                                          1.03
 5. FDX Corp.                                                          0.98
 6. Philip Morris Companies, Inc.                                      0.98
 7. CIGNA Corp.                                                        0.80
 8. Automatic Data Processing, Inc.                                    0.78
 9. Goodyear Tire & Rubber Co.                                         0.76
10. Baxter International, Inc.                                         0.72
--------------------------------------------------------------------------------

TOP TEN NON-U.S. EQUITY HOLDINGS

As of June 30, 1998
                                                                     PERCENT OF
                                                                     NET ASSETS
--------------------------------------------------------------------------------
 1. Novartis AG (Reg.)                                                 0.29%
 2. Nokia Oyj A shares                                                 0.28
 3. Glaxo Wellcome PLC                                                 0.28
 4. Royal Dutch Petroleum Co.                                          0.23
 5. Telecom Corp. of New Zealand Ltd.                                  0.23
 6. British Petroleum Co. PLC                                          0.23
 7. CS Holdings AG (Reg.)                                              0.22
 8. British Telecommunications PLC                                     0.21
 9. B.A.T. Industries PLC                                              0.21
10. Lloyds TSB Group PLC                                               0.21
--------------------------------------------------------------------------------

TOP TEN U.S. BOND HOLDINGS

As of June 30, 1998
                                                                     PERCENT OF
                                                                     NET ASSETS
--------------------------------------------------------------------------------
 1. U.S. Treasury Notes and Bonds  8.000%, due 11/15/21                1.30%
 2. U.S. Treasury Notes and Bonds  5.500%, due 02/29/00                0.88
 3. U.S. Treasury Bill due 11/27/98  0.000%, due 11/27/98              0.48
 4. U.S. Treasury Notes and Bonds  3.625%, due 01/15/08                0.47
 5. Enron Corp. 6.750%, due 08/01/09                                   0.47
 6. Prudential Home Mortgage Securities, 6.500%, due 02/25/24          0.43
 7. Government National Mortgage  Association 7.000%, due 08/15/24     0.43
 8. Premier Auto Trust Series 1996-4A, Class A4, 6.400%, due 10/06/01  0.41
 9. Tennesse Valley Authority 6.375%, due 06/15/05                     0.38
10. World Omni Automobile Lease  Securitization Trust 6.850%, due
      06/25/03                                                         0.38
--------------------------------------------------------------------------------

TOP TEN NON-U.S. BOND HOLDINGS

As of June 30, 1998
                                                                     PERCENT OF
                                                                     NET ASSETS
--------------------------------------------------------------------------------
 1. Kingdom of Denmark 8.000%, due 05/15/03                            1.01%
 2. UK Treasury 8.000%, due 06/10/03                                   0.94
 3. UK Treasury 9.000%, due 10/13/08                                   0.94
 4. Government of Canada 4.250%, due 12/01/21                          0.86
 5. Treuhandanstalt 6.250%, due 03/04/04                               0.81
 6. Treuhandanstalt 7.375%, due 12/02/02                               0.80
 7. Kingdom of Denmark 7.000%, due 12/15/04                            0.77
 8. Government of France 5.750%, due 03/12/01                          0.60
 9. Government of France 4.500%, due 07/12/02                          0.55
10. Bundesrepublik Deutscheland  7.750%, due 02/21/00                  0.52
--------------------------------------------------------------------------------

 BRINSON GLOBAL SECURITIES FUND
--------------------------------------------------------------------------------

 INDUSTRY DIVERSIFICATION

 As a Percent of Net Assets
 As of June 30, 1998 (Unaudited)

-----------------------------------------
  U.S. EQUITIES
  Basic Industries
   Chemicals.....................   1.24%
   Housing/Paper.................   2.42
   Metals........................   0.36
                                  ------
                                    4.02
  Capital Investment
   Capital Goods.................   3.22
   Technology....................   3.01
                                  ------
                                    6.23
  Consumer
   Autos/Durables................   0.94
   Discretionary.................   0.24
   Health: Drugs.................   2.33
   Health: Non-Drugs.............   1.74
   Non-Durables..................   2.17
   Retail/Apparel................   1.39
                                  ------
                                    8.81
  Energy.........................   0.78
  Financial
   Banks.........................   2.22
   Non-Banks.....................   2.22
                                  ------
                                    4.44
  Services/Miscellaneous.........   2.02
  Transportation.................   2.56
  Utilities
   Electric......................   1.88
   Telephone.....................   0.29
                                  ------
                                    2.17
  Post Venture...................   2.22
                                  ------
    Total U.S. Equities..........  33.25
                                  ------
  NON-U.S. EQUITIES
   Airlines......................   0.07
   Appliances & Household........   0.24
   Automobiles...................   0.55
   Banking.......................   2.32
   Beverages & Tobacco...........   0.48
   Broadcasting & Publishing.....   0.46
   Building Materials............   0.32
   Business & Public Service.....   0.45
   Chemicals.....................   0.51
   Construction..................   0.07
   Data Processing...............   0.09
   Electric Components...........   0.12
   Electronics...................   0.66
   Energy........................   1.33
   Financial Services............   0.19
   Food & House Products.........   0.83
   Forest Products...............   0.25
   Gold Mining...................   0.01
   Health: Drugs.................   0.05
   Health: Non-Drugs.............   1.20
   Industrial Components.........   0.31

   Insurance....................    1.09%
   Investment Companies.........    0.06
   Leisure & Tourism............    0.07
   Machinery & Engineering......    0.13
   Merchandising................    0.69
   Metals-Steel.................    0.33
   Miscellaneous Materials......    0.02
   Multi-Industry...............    0.86
   Non-Ferrous Metals...........    0.29
   Real Estate..................    0.08
   Recreation...................    0.06
   Retail/Apparel...............    0.03
   Service/Miscellaneous........    0.08
   Telecommunications...........    1.52
   Textiles & Apparel...........    0.05
   Transportation...............    0.21
   Utilities....................    0.48
   Wholesale & International
    Trade.......................    0.08
                                  ------
    Total Non-U.S. Equities.....   16.64
  EMERGING MARKETS EQUITIES.....    3.47
                                  ------
  U.S. BONDS
  U.S. Corporate Bonds
   Airlines.....................    0.23
   Asset-Backed.................    3.01
   Banks........................    0.26
   Broadcasting.................    0.28
   CMO..........................    0.84
   Energy.......................    0.02
   Financial....................    2.70
   Government...................    0.50
   Technology...................    0.39
   Telecommunications...........    0.24
   Utilities....................    0.48
                                  ------
    Total U.S. Corporate Bonds..    8.95
  International Dollar Bonds
   Foreign Banks................    1.43
   Foreign Energy...............    0.70
   Foreign Financial............    0.30
   Foreign Government...........    0.27
   Foreign Telecommunications...    0.07
   Foreign Utilities............    0.05
                                  ------
    Total International Dollar
     Bonds......................    2.82
  U.S. Government Agencies......    5.10
                                  ------
  U.S. Government Obligation....    3.63
                                  ------
    Total U.S. Bonds............   20.50
  HIGH YIELD BONDS..............    2.71
                                  ------
  NON-U.S. BONDS
   Foreign Financial Bonds......    1.62
   Foreign Government Bonds.....   15.90
                                  ------
    Total Non-U.S. Bonds........   17.52
  EMERGING MARKETS DEBT.........    4.78
                                  ------
  SHORT-TERM INVESTMENTS........   16.97
                                  ------
    TOTAL INVESTMENTS...........  115.84
  LIABILITIES LESS CASH AND
   OTHER ASSETS.................  (15.84)
                                  ------
  NET ASSETS....................  100.00%
                                  ======

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  EQUITIES - 53.36%
  U.S. EQUITIES - 33.25%
  Aetna Inc. ...................................          69,900  $   5,321,138
  Allergan, Inc. ...............................         108,400      5,027,050
  Alza Corp. (b)................................         110,300      4,770,475
  American Home Products Corp. .................         109,600      5,671,800
  Aon Corp. ....................................         197,600     13,881,400
  Automatic Data Processing, Inc. ..............         144,700     10,545,013
  BankBoston Corp. .............................          80,100      4,455,563
  Baxter International, Inc. ...................         180,400      9,707,775
  Beckman Coulter, Inc. ........................          47,800      2,784,350
  Bestfoods.....................................          96,600      5,608,838
  Biogen, Inc. (b)..............................          43,200      2,116,800
  Birmingham Steel Corp. .......................          44,200        546,975
  Brinson Post-Venture Fund (b).................       1,414,294     29,906,368
  Burlington Northern Santa Fe Corp. ...........         184,200     18,086,138
  Champion Enterprises, Inc. (b)................          35,900      1,054,563
  Champion International Corp. .................          55,000      2,705,313
  CIGNA Corp. ..................................         156,600     10,805,400
  Circuit City Stores--Circuit City Group.......         163,100      7,645,313
  Citicorp......................................           3,900        582,075
  CMS Energy Corp. .............................         142,500      6,270,000
  Columbia/HCA Healthcare Corp. ................          31,000        902,875
  Comerica, Inc. ...............................          45,500      3,014,375
  Commscope, Inc. (b)...........................          77,599      1,256,134
  Comverse Technology, Inc. (b).................          50,480      2,618,650
  Consolidated Stores Corp. (b).................          52,500      1,903,125
  Corning, Inc. ................................         262,600      9,125,350
  Covance, Inc. (b).............................          55,550      1,249,875
  Crown Cork & Seal Co., Inc. ..................          52,500      2,493,750
  Dial Corp. ...................................          57,100      1,481,031
  Eastman Chemical Co. .........................          60,800      3,784,800
  EMC Corp. (b).................................          98,300      4,405,069
  Enron Corp. ..................................         122,100      6,601,031
  Entergy Corp. ................................         324,500      9,329,375
  FDX Corp. (b).................................         211,500     13,271,625
  First American Corp. of Tennessee.............          28,900      1,390,813
  First Data Corp. .............................         266,970      8,893,438
  First Security Corp. .........................          54,650      1,169,852
  FirstEnergy Corp. ............................          22,470        690,953
  Fleet Financial Group, Inc. ..................          68,000      5,678,000
  Fleetwood Enterprises, Inc. ..................           2,600        104,000
  Food Lion Inc., Class A.......................         213,900      2,272,688
  Forest Laboratories, Inc. (b).................          83,700      2,992,275
  Fort James Corp. .............................         141,900      6,314,550
  Gannett Co., Inc. ............................          46,100      3,275,981
  General Instrument Corp. (b)..................         251,700      6,843,094

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  U.S. EQUITIES - (CONTINUED)
  General Semiconductor, Inc. (b)...............          57,275  $     565,591
  Genzyme Corp. (b).............................          44,500      1,137,531
  Geon Co. .....................................          30,500        699,594
  Goodyear Tire & Rubber Co. ...................         158,600     10,219,788
  Great Lakes Chemical Corp. ...................          32,600      1,285,663
  Harnischfeger Industries, Inc. ...............          77,000      2,180,063
  Health Care and Retirement Corp. (b)..........          49,700      1,960,044
  Hibernia Corp. ...............................          61,300      1,237,494
  IMC Global, Inc. .............................          59,000      1,777,375
  Informix Corp. (b)............................          58,900        465,678
  Interpublic Group of Companies, Inc. .........          47,950      2,909,966
  Kimberly Clark Corp. .........................         206,800      9,486,950
  Lafarge Corp. ................................          32,100      1,261,931
  Lear Corp. (b)................................          47,600      2,442,475
  Lockheed Martin Corp. ........................         184,940     19,580,523
  Lyondell Petrochemical Co. ...................         147,200      4,480,400
  Manor Care, Inc. .............................          56,600      2,175,563
  Martin Marietta Materials, Inc. ..............          32,363      1,456,335
  Masco Corp. ..................................         128,700      7,786,350
  Medusa Corp. .................................           4,500        282,375
  Nabisco Holdings Corp. .......................         112,500      4,057,031
  National Service Industries, Inc. ............          21,600      1,098,900
  Nextel Communications, Inc. (b)...............         154,200      3,835,725
  Norfolk Southern Corp. .......................         105,900      3,157,144
  Peco Energy Co. ..............................         313,400      9,147,363
  Pentair, Inc. ................................          58,400      2,482,000
  Philip Morris Companies, Inc. ................         335,500     13,210,313
  Praxair Inc. .................................         102,200      4,784,238
  Raytheon Co., Class B.........................         148,500      8,780,063
  Regions Financial Corp. ......................          28,400      1,166,175
  Reynolds & Reynolds Co. ......................          39,200        712,950
  Schering Plough Corp. ........................         105,700      9,684,763
  Seagate Technology, Inc. (b)..................          98,700      2,350,294
  Sears, Roebuck and Co. .......................         113,800      6,948,913
  Southdown, Inc. ..............................          22,600      1,613,075
  St. Jude Medical, Inc. (b)....................          55,700      2,050,456
  Timken Co. ...................................          19,400        597,763
  Tyson Foods, Inc., Class A....................         224,700      4,873,181
  Ultramar Diamond Shamrock Corp. ..............         125,690      3,967,091
  US Bancorp....................................         141,652      6,091,036
  Vencor, Inc. (b)..............................         116,800        846,800
  Ventas, Inc. .................................         117,000      1,616,063
  Viad Corp. ...................................         108,300      3,005,325
  Wells Fargo & Co. ............................          14,000      5,166,000
  Westvaco Corp. ...............................          26,400        745,800
  Witco Corp. ..................................          58,200      1,702,350

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  U.S. EQUITIES - (CONTINUED)
  Xerox Corp. ..................................         197,400  $  20,060,775
  York International Corp. .....................          68,800      2,997,100
                                                                 --------------
  TOTAL U.S. EQUITIES...........................                    448,695,432
                                                                 --------------
  NON-U.S. EQUITIES - 16.64%
  AUSTRALIA - 0.91%
  Amcor Ltd. ...................................          54,330        237,881
  Boral Ltd. ...................................         178,760        335,439
  Brambles Industries Ltd. .....................          26,410        518,311
  Broken Hill Proprietary Co., Ltd. ............         168,929      1,428,029
  Coca-Cola Amatil Ltd. ........................          31,230        208,880
  CSR Ltd. .....................................          99,070        285,909
  David Jones Ltd. .............................         345,090        395,370
  Lend Lease Corp., Ltd. .......................          23,440        473,959
  Mayne Nickless Ltd. ..........................          84,000        444,780
  National Australia Bank Ltd. .................         120,900      1,594,799
  News Corp. Ltd. ..............................         223,496      1,824,254
  News Corp. Ltd., Preferred....................          66,268        469,494
  Orica Ltd. ...................................          29,300        173,289
  Pacific Dunlop Ltd. ..........................         165,535        267,566
  Qantas Airways Ltd. ..........................         166,467        250,515
  Rio Tinto PLC.................................          37,309        443,624
  Santos Ltd. ..................................          75,760        234,590
  Telstra Corp., Ltd. ..........................         325,700        835,061
  Westpac Banking Corp., Ltd. ..................         200,780      1,224,776
  WMC Ltd. .....................................         141,075        424,606
  Woolworth's Ltd. .............................          69,210        225,024
                                                                 --------------
                                                                     12,296,156
                                                                 --------------
  BELGIUM - 0.82%
  Delhaize-Le Lion S.A. (b).....................          12,290        858,748
  Electrabel S.A. ..............................           6,730      1,908,129
  Fortis AG.....................................             711             38
  Fortis AG Strip (b)...........................           9,321      2,379,723
  Groupe Bruxelles Lambert S.A. ................           3,510        708,414
  KBC Bancassurance Holding (b).................          17,400      1,499,044
  Petrofina S.A. ...............................           3,420      1,403,937
  Solvay S.A., Class A..........................          10,030        795,176
  Tractebel.....................................           7,815      1,144,632
  Tractebel Warrants (b)........................           1,815            634
  Union Miniere Group S.A. .....................           5,969        368,952
                                                                 --------------
                                                                     11,067,427
                                                                 --------------
  CANADA - 0.54%
  Agrium, Inc. .................................          16,700        208,381
  Alcan Aluminum Ltd. ..........................          12,700        349,755
  Bank of Montreal..............................           9,665        532,344

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  CANADA - (CONTINUED)
  Barrick Gold Corp. ...........................           8,395  $     159,840
  Canadian National Railway Co. ................           8,850        470,604
  Canadian Pacific Ltd. ........................          29,158        820,849
  Extendicare, Inc., Class A (b)................          21,700        175,595
  Hudson's Bay Co. .............................          11,700        268,115
  Imasco, Ltd. .................................          16,200        299,082
  Imperial Oil Ltd. ............................          33,165        579,587
  Magna International, Inc., Class A............           4,000        273,902
  Moore Corp., Ltd. ............................          15,000        198,898
  Newbridge Networks Corp. (b)..................           4,300        102,778
  Noranda, Inc. ................................          13,125        226,693
  NOVA Corp. ...................................          35,540        407,214
  Potash Corp. of Saskatchewan, Inc. ...........           3,900        293,839
  Royal Bank of Canada..........................          11,295        679,728
  Seagram Co., Ltd. ............................           5,475        223,192
  Shaw Communications, Inc. Class B.............          22,800        443,411
  TransCanada Pipelines Ltd. ...................          17,335        384,279
  Westcoast Energy, Inc. .......................           8,700        193,747
                                                                 --------------
                                                                      7,291,833
                                                                 --------------
  DENMARK - 0.06%
  Den Danske Bank Group.........................           4,000        479,860
  Tele Danmark A/S..............................           4,200        403,083
                                                                 --------------
                                                                        882,943
                                                                 --------------
  FINLAND - 0.47%
  Cultor Oyj....................................           4,500         72,997
  Merita Ltd., Class A..........................         111,350        734,689
  Metsa-Serla Oyj, Series B.....................          16,900        163,255
  Nokia Oyj A shares............................          51,500      3,787,524
  Outokumpu Oyj, Class A........................          17,420        222,255
  Sampo Insurance Co., Ltd., Series A...........           7,680        363,948
  UPM-Kymmene Corp. ............................          27,130        746,674
  Valmet OY.....................................          11,500        198,287
                                                                 --------------
                                                                      6,289,629
                                                                 --------------
  FRANCE - 1.61%
  Air Liquide...................................           2,666        440,994
  Alcatel Alsthom...............................           4,922      1,002,147
  AXA-UAP.......................................          10,094      1,135,283
  Banque Nationale de Paris.....................          10,890        889,788
  Carrefour S.A. ...............................           1,190        752,853
  Cie de Saint Gobain...........................           5,502      1,020,136
  Dexia France..................................           5,131        690,809
  Elf Aquitaine S.A. ...........................           8,328      1,170,824
  Eridania Beghin-Say S.A. .....................           2,050        452,655
  France Telecom S.A. ..........................          21,100      1,455,293

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  FRANCE - (CONTINUED)
  Groupe Danone.................................           3,060  $     843,702
  Lafarge S.A. .................................           4,700        485,858
  Lagardere S.C.A. .............................          15,590        649,025
  Lyonnaise des Eaux S.A. ......................           7,768      1,278,392
  Michelin, Class B.............................          10,298        594,443
  Paribas(Ex-Banque Paribas) (b)................           7,329        784,297
  Pechiney S.A., Class A........................           9,820        395,496
  Peugeot S.A. .................................           4,890      1,051,439
  Pinault-Printemps-Redoute S.A. ...............             740        619,318
  Rhone-Poulenc, Class A........................          18,138      1,023,000
  SEITA.........................................          17,930        812,574
  Societe Generale..............................           4,669        970,713
  Thomson CSF...................................          14,870        565,680
  Total S.A., Class B...........................           6,461        839,951
  Usinor Sacilor................................          15,150        234,041
  Vivendi.......................................           7,280      1,554,495
  Vivendi Warrants "01' (b).....................          12,360         24,327
                                                                 --------------
                                                                     21,737,533
                                                                 --------------
  GERMANY - 1.89%
  Allianz AG (b)................................             255         83,352
  Allianz AG Holding............................           7,900      2,604,155
  BASF AG.......................................          11,650        551,842
  Bayer AG......................................          28,870      1,489,084
  Bayerische Motoren Werke AG (b)...............             226        224,748
  Bayerische Motoren Werke AG (b)...............             756        762,701
  Commerzbank AG................................           6,210        237,391
  Continental AG................................          19,800        616,487
  Daimler-Benz AG (b)...........................          12,132      1,189,675
  Deutsche Bank AG..............................          18,860      1,597,092
  Deutsche Telekom AG...........................          80,120      2,161,686
  Dresdner Bank AG..............................          23,850      1,285,654
  Hochtief AG...................................           6,850        328,269
  Hoechst AG....................................           9,130        455,741
  M.A.N. AG.....................................           1,450        563,933
  Mannesmann AG (b).............................          11,950      1,212,213
  Metro AG......................................          15,998        970,516
  Metrro AG-Rights (b)..........................          15,998            620
  Muenchener Rueckver AG........................           4,000      1,983,380
  Preussag AG...................................           2,216        790,639
  RWE AG........................................          14,180        840,587
  Schering AG...................................           7,250        854,335
  Siemens AG....................................          23,700      1,441,695
  Thyssen AG....................................           2,800        708,920
  VEBA AG.......................................          16,770      1,142,776
  Volkswagen AG.................................           1,508      1,449,518
                                                                 --------------
                                                                     25,547,009
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  HONG KONG - 0.06%
  Cheung Kong Holdings, Ltd. ...................          40,000  $     196,681
  Citic Pacific Ltd. ...........................          13,000         22,985
  CLP Holdings Limited..........................          13,500         61,501
  Hang Seng Bank Ltd. ..........................           9,500         53,700
  Hong Kong and China Gas Co., Ltd. ............          71,000         80,634
  Hong Kong and China Gas Wts 9/99 (b)..........           5,000            342
  Hong Kong Telecommunications Ltd. ............          47,400         89,006
  Hutchinson Whampoa Ltd. ......................          27,000        142,516
  Johnson Electric Holdings Ltd. ...............          13,000         48,151
  South China Morning Post Holdings Ltd. .......          58,000         27,882
  Sun Hung Kai Properties, Ltd. ................          12,000         50,951
                                                                 --------------
                                                                        774,349
                                                                 --------------
  ITALY - 0.76%
  Assicurazioni Generali........................          34,826      1,132,425
  Banca Commerciale Italiana....................          13,900         83,124
  Credito Italiano Spa..........................         144,900        758,513
  Danieli & Co. Savings (Risp)..................          79,800        370,369
  Edison Spa....................................           7,500         60,188
  ENI Spa.......................................         132,000        865,123
  ENI SpA ADR...................................          18,700      1,215,500
  Fiat Spa-Priv Preferred.......................         246,880        614,578
  INA-Instituto Mobiliare Italiano Spa..........          41,000        647,408
  INA-Istituto Nazionale delle Assicurazioni....          71,400        202,847
  Instituto Bancario San Paolo di Torino........          33,000        476,189
  Italgas Spa...................................          15,300         62,317
  La Rinascente Spa.............................          46,760        465,614
  Montedison Spa................................         497,856        617,576
  Parmalet Finanziaria Spa......................         174,000        354,842
  Telecom Italia Mobile Spa.....................         110,500        372,985
  Telecom Italia Mobile Spa.....................         166,100      1,015,728
  Telecom Italia Mobile Spa-RNC.................          21,051        101,906
  Telecom Italia Spa............................         119,833        882,121
                                                                 --------------
                                                                     10,299,353
                                                                 --------------
  JAPAN - 1.53%
  Amada Co., Ltd. ..............................          45,000        218,864
  Bank of Tokyo-Mitsubushi, Ltd. ...............          39,000        412,804
  Canon Sales Co., Inc. ........................          14,000        190,251
  Canon, Inc. ..................................          36,000        817,091
  Citizen Watch Co., Ltd. ......................          41,000        338,257
  Dai Nippon Printing Co., Ltd. ................          41,000        654,357
  Daiichi Pharmaceutical Co., Ltd. .............          37,000        487,877
  Daikin Industries Ltd. .......................          46,000        296,314
  Daiwa House Industry Co., Ltd. ...............          22,000        194,185
  Fanuc.........................................          17,500        605,253
  Fuji Photo Film...............................           3,000        104,406

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  JAPAN - (CONTINUED)
  Fujitsu.......................................          27,000  $     284,036
  Hitachi Ltd. .................................          87,000        567,316
  Honda Motor Co. ..............................          18,000        640,703
  Hoya Corp. ...................................          10,000        283,172
  Inax..........................................          32,000        109,983
  Ito Yokado Co., Ltd. .........................          17,000        799,870
  Kaneka Corp. .................................          44,000        231,437
  Keio Teito Electric Railway...................          50,000        181,936
  Kinki Nippon Railway..........................          51,000        238,859
  Kirin Brewery Co., Ltd. ......................          48,000        453,075
  Kokuyo........................................          14,000        237,057
  Kuraray Co., Ltd. ............................          54,000        458,738
  Kyocera Corp. ................................           5,100        249,148
  Marui Co., Ltd. ..............................          23,000        343,049
  Matsushita Electric Industrial Co. ...........          53,000        851,605
  NGK Insulators................................          72,000        625,140
  Nintendo Corp., Ltd. .........................           4,400        407,393
  Nippon Denso Co., Ltd. .......................          37,000        613,179
  Nippon Meat Packers, Inc. ....................          28,000        342,775
  Nippon Steel Co. .............................          36,000         63,292
  Okumura.......................................          46,000        161,415
  Omron Corp. ..................................          13,000        198,581
  Osaka Gas Co. ................................          85,000        218,035
  Sankyo Co., Ltd. .............................          32,000        728,609
  Secom Co., Ltd. ..............................          10,000        577,152
  Sega Enterprises Ltd. ........................           6,000        103,541
  Seino Transportation..........................          30,000        166,445
  Sekisui House Ltd. ...........................          41,000        317,578
  Shin-Etsu Chemical Co., Ltd. .................           2,000         34,586
  Sony Corp. ...................................          10,400        895,486
  Sumitomo Bank.................................           6,000         58,364
  Sumitomo Chemical Co. ........................          52,000        160,363
  Sumitomo Electric Industries..................          36,000        363,930
  Takeda Chemical Industries....................          27,000        717,873
  TDK Corp. ....................................           8,000        590,842
  Tokio Marine & Fire Insurance Co. ............          40,000        410,995
  Tokyo Electric Power..........................          11,300        221,465
  Tonen Corp. ..................................          32,000        165,782
  Toray Industries, Inc. .......................         113,000        586,231
  Toshiba Corp. ................................         104,000        424,887
  Toyo Suisan Kaisha............................          25,000        152,394
  Toyota Motor Corp. ...........................          31,000        801,888
  Yamato Transport Co., Ltd. ...................           6,000         67,226
  Yamazaki Banking Co., Ltd. ...................          19,000        168,390
                                                                 --------------
                                                                     20,593,480
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                    SHARES          VALUE
                                                --------------- --------------

  MALAYSIA - 0.08%
  Berjaya Sports Toto Bhd......................          46,000  $      68,210
  Kuala Lumpur Kepong Bhd......................          67,500        109,042
  Malayan Banking Berhad-A.....................          24,400         24,326
  Malayan Banking Bhd..........................          24,400         24,591
  Malaysian International Shipping Bhd
   (Frgn.).....................................          27,000         39,385
  Nestle (Malaysia) Bhd........................          23,000        104,255
  Petronas Gas Bhd.............................          42,000         77,975
  Public Bank Bhd (Frgn.)......................          40,599         12,236
  Resorts World Bhd............................          58,000         63,769
  Rothmans of Pall Mall Bhd....................          24,000        166,365
  Sime Darby Bhd...............................          15,000         10,343
  Tanjong PLC..................................          18,000         24,955
  Telekom Malaysia Bhd.........................          59,500        100,422
  Tenaga Nasional Bhd..........................          63,000         75,949
  UMW Holdings Bhd.............................          44,000         19,732
  YTL Corp. Bhd................................         109,000         81,996
  YTL Power International Bhd (b)..............          36,600         19,944
                                                                --------------
                                                                     1,023,495
                                                                --------------
  NETHERLANDS - 0.92%
  ABN AMRO Holdings NV.........................          42,757      1,000,508
  Akzo Nobel NV................................           1,540        342,340
  Elsevier NV..................................          43,720        659,819
  Heineken NV (b)..............................          20,125        790,477
  Hoogovens NV.................................           4,696        203,150
  ING Groep NV.................................          24,616      1,611,863
  KLM Royal Dutch Air Lines NV.................           6,516        264,586
  Philips Electronics NV.......................          13,065      1,098,277
  Polygram NV..................................           8,200        418,425
  Royal Dutch Petroleum Co. ...................          57,180      3,170,732
  Royal PTT Nederland NV.......................          21,618        832,115
  TNT Post Group NV............................          21,618        552,618
  Unilever NV..................................          18,660      1,480,545
                                                                --------------
                                                                    12,425,455
                                                                --------------
  NEW ZEALAND - 0.50%
  Brierley Investments Ltd. ...................       1,800,570        897,289
  Carter Holt Harvey Ltd. .....................         624,190        544,349
  Fletcher Challenge Building..................         205,825        256,425
  Fletcher Challenge Energy....................         227,195        542,510
  Fletcher Challenge Forests Ltd. .............         422,350        236,781
  Fletcher Challenge Paper.....................         409,560        454,970
  Lion Nathan Ltd. ............................         159,900        355,258
  Telecom Corp. New Zealand Ltd. ADS...........          10,840        355,010
  Telecom Corp. of New Zealand Ltd. ...........         756,070      3,116,261
                                                                --------------
                                                                     6,758,853
                                                                --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  NORWAY - 0.04%
  Norsk Hydro ASA...............................           9,700  $     426,631
  Norske Skogindustrier ASA.....................           3,500        108,099
                                                                 --------------
                                                                        534,730
                                                                 --------------
  SINGAPORE - 0.22%
  City Developments Ltd. .......................          57,000        159,242
  Creative Technology Limited (b)...............           6,000         72,802
  DBS Land Ltd. ................................         118,000         97,780
  Development Bank of Singapore Ltd. ...........          26,400        146,102
  Elec & Eltek International Co., Ltd. .........          16,500         55,770
  Fraser & Neave Ltd. ..........................          24,000         64,492
  Keppel Corp., Ltd. ...........................          62,500         93,963
  Keppel Land, Ltd. ............................          74,000         67,890
  Oversea-Chinese Banking Corp., Ltd. ..........          64,600        219,858
  Rothmans Industries Ltd. .....................          18,000         79,905
  Singapore Airlines Ltd. (Frgn.)...............          72,000        336,668
  Singapore Press Holdings Ltd. (Foreign).......          58,730        392,808
  Singapore Technologies Engineering (b)........          74,000         52,122
  Singapore Telecommunications, Ltd. ...........         500,000        710,269
  United Overseas Bank Ltd. (Frgn.).............         142,000        441,255
  Venture Manufacturing (Singapore) Ltd. (b)....          17,000         32,199
                                                                 --------------
                                                                      3,023,125
                                                                 --------------
  SWEDEN - 0.56%
  ABB AB, A Shares..............................          31,600        447,755
  Astra AB, A Shares............................          41,400        846,180
  Electrolux AB, B Shares (b)...................          18,100        310,938
  Fastighthets AB Balder-Unit Right.............           8,500          8,527
  Investor AB...................................          15,300        893,071
  Nordbanken Holding AB.........................         114,800        842,117
  Skandia Forsakrings AB (b)....................          30,300        433,134
  Skanska AB, B Shares..........................          10,800        484,821
  Svenska Handelsbanken, A Shares...............          12,200        566,026
  Swedish Match AB..............................         122,000        405,397
  Swedish Match Rights..........................           1,000             64
  Telefonaktiebolaget LM Ericsson, B Shares.....          53,400      1,560,170
  Volvo AB, B Shares............................          24,700        735,589
                                                                 --------------
                                                                      7,533,789
                                                                 --------------
  SWITZERLAND - 1.26%
  ABB AG........................................             528        779,747
  CS Holdings AG (Reg.).........................          13,481      2,999,629
  Holderbank Financiere Glarus AG, B Shares.....             488        620,939
  Julius Baer Holding AG........................             222        694,482
  Nestle S.A. (Reg.)............................           1,091      2,334,774
  Novartis AG (Reg.)............................           2,335      3,885,509
  Roche Holding AG (Gen.).......................             276      2,710,324

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  SWITZERLAND - (CONTINUED)
  Sairgroup (b).................................           1,435  $     472,089
  Saurer AG (Reg)...............................             494        504,813
  Sulzer AG.....................................             513        404,840
  Swiss Reinsurance Co. (Reg.)..................             642      1,623,623
                                                                 --------------
                                                                     17,030,769
                                                                 --------------
  UNITED KINGDOM - 4.41%
  Abbey National PLC............................          55,380        984,077
  B.A.T. Industries PLC.........................         278,700      2,790,069
  Barclays PLC..................................          70,000      2,018,220
  Bass PLC......................................          30,080        563,617
  Billiton PLC..................................         318,000        644,659
  BOC Group PLC.................................          35,000        476,816
  Booker PLC....................................         171,180        699,755
  British Petroleum Co. PLC.....................         213,147      3,108,260
  British Sky Broadcasting Group PLC............          95,000        682,376
  British Steel PLC.............................         608,530      1,337,702
  British Telecommunications PLC................         226,570      2,797,441
  BTR PLC (b)...................................          85,283        241,901
  Cable & Wireless PLC..........................          53,000        643,775
  Cadbury Schweppes PLC.........................          76,000      1,176,127
  Charter PLC...................................         105,091      1,096,780
  Coats Viyella PLC.............................         585,240        717,708
  Diageo PLC....................................         101,288      1,199,895
  FKI PLC.......................................         324,887        937,789
  General Electric Co. PLC......................         191,650      1,651,604
  Glaxo Wellcome PLC............................         125,600      3,770,054
  Greenalls Group PLC...........................         103,000        891,931
  Hanson PLC....................................         119,122        723,966
  Hillsdown Holdings PLC........................         281,380        765,257
  House of Fraser PLC...........................         299,300        868,926
  HSBC Holdings PLC.............................          71,548      1,815,739
  Inchcape PLC..................................         147,530        465,231
  Legal & General Group PLC.....................          36,100        385,190
  Lloyds TSB Group PLC..........................         199,370      2,789,264
  Marks & Spencer PLC...........................         269,760      2,455,269
  Mirror Group PLC..............................         263,450        989,025
  National Westminster Bank PLC.................          45,420        811,640
  Peninsular & Oriental Steam Navigation Co. ...         105,087      1,513,166
  Prudential Corp. PLC..........................          39,000        513,740
  Reckitt & Colman PLC..........................          30,095        574,443
  Reed International PLC........................         125,000      1,130,410
  Reuters Holdings PLC..........................          26,740        305,618
  Rio Tinto Ltd. ...............................          75,920        855,041
  RJB Mining PLC................................         197,130        404,562
  Royal & Sun Alliance Insurance Group PLC......          81,539        842,817

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     SHARES          VALUE
                                                 --------------- --------------

  UNITED KINGDOM - (CONTINUED)
  Scottish Hydro-Electric PLC..................           84,820  $     752,899
  Sears PLC....................................          381,820        334,460
  Sedgwick Group PLC...........................          240,640        521,961
  SmithKline Beecham PLC.......................          209,020      2,551,108
  Smurfit (Jefferson) Group PLC................          285,304        852,094
  Tate & Lyle PLC..............................          139,000      1,102,208
  Tesco PLC....................................          107,860      1,052,793
  Thames Water PLC.............................           73,690      1,341,405
  The Great Universal Stores PLC...............            9,000        118,630
  Unilever PLC.................................          155,960      1,660,201
  United News & Media PLC......................           53,000        741,048
  Vodafone Group PLC...........................           85,393      1,083,548
  Williams PLC.................................           92,990        597,343
  Willis Corroon Group.........................           51,000        129,342
                                                                 --------------
                                                                     59,478,900
                                                                 --------------
  TOTAL NON-U.S. EQUITIES......................                     224,588,828
                                                                 --------------
  EMERGING MARKETS EQUITIES - 3.47%
  Brinson Emerging Markets Equity Fund (b).....        5,787,049     46,785,400
                                                                 --------------
  TOTAL EQUITIES (COST $612,503,734)...........                     720,069,660
                                                                 --------------
                                                      FACE
                                                     AMOUNT
                                                 ---------------

  BONDS - 45.51%
  U.S. BONDS - 20.50%
  U.S. CORPORATE BONDS - 8.95%
  Aid Israel, Series 10-Z 5.700%, due
   02/15/03....................................    $   2,000,000      2,001,466
  Aid Israel, Series 10-Z 00.000%, due
   02/15/03....................................        5,670,000      4,384,838
  Aid Israel, Series 10-Z 00.000%, due
   08/15/19....................................        1,105,000        320,229
  Bank of America National Trust Variable Rate,
   due 09/24/98................................        4,000,000      3,999,459
  Capital One Bank 6.830%, due 05/17/99........        1,000,000      1,005,627
  Chase Manhattan Auto Owner Trust 96-4
   6.150%, due 03/15/02........................          265,000        266,953
  Chemical Master Credit Card 95-2A Trust
   6.230%, due 06/15/03........................        3,915,000      3,956,342
  Citicorp Mortgage Securities, Inc. 94-9 Class
   A8
   5.750%, due 06/25/09........................        4,707,883      4,477,997
  Computer Associates International 144A
   6.250%, due 04/15/03........................        2,295,000      2,295,946
  Continental Airlines, Inc. 97-4A 6.900%, due
   01/02/18....................................        3,000,000      3,120,540
  Countrywide Funding Corp. FRN,
   5.230%, due 12/01/03........................        3,000,000      2,977,500
  Dayton Hudson Co. 9.750%, due 11/1/98........          610,000        617,486
  Dayton Hudson Credit Card Master Trust 95-1A,
   6.100%, due 02/25/02........................          650,000        650,793

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                      FACE
                                                     AMOUNT          VALUE
                                                 --------------- --------------

  U.S. CORPORATE BONDS - (CONTINUED)
  Donaldson Lufkin & Jenrette, FRN,
   6.700%, due 06/30/00........................    $   4,650,000  $   4,717,104
  Enron Corp. 6.750%, due 08/01/09.............        6,250,000      6,395,488
  First National Bank of Chicago Series E,
   7.000%, due 05/08/00........................        2,500,000      2,535,433
  GMAC Series MTN 5.875%, due 01/12/99.........        1,000,000        999,456
  Green Tree Financial 94-6 8.250%, due
   01/15/20....................................          460,000        484,901
  Kern River Funding Corp. 144A, Series B
   6.720%, due 09/30/01........................          275,000        279,618
  Lehman Bros. Holdings Series E 6.300%, due
   08/11/99....................................        5,000,000      5,020,004
  Lehman Brothers, Inc., 7.250%, due 04/15/03..          250,000        260,488
  Lockheed Martin Corp. 6.550%, due 05/15/99...       12,450,000     12,514,791
  McDonnell Douglas Financial Sub-Notes MTN
   5.480% 02/08/99.............................        2,000,000      1,994,192
  Nationsbanc Asset Securities, Inc. Series
   1997-1, 5.958%, due 09/20/27................        3,766,469      3,775,396
  News America Holdings 7.750%, due 12/01/45...          680,000        729,762
  Premier Auto Trust Series 1996-4A, Class A4,
   6.400%, due 10/06/01........................        5,475,000      5,515,844
  Prudential Home Mortgage Securities,
   6.750%, due 10/25/23........................        3,119,523      3,132,625
  Prudential Home Mortgage Securities,
   6.500%, due 02/25/24........................        5,970,000      5,785,169
  Residential Asset Securitization Trust
   7.250%, due 12/25/27........................        2,595,000      2,650,380
  Residential Asset Securitization Trust 97-A11
   A2, 7.000%, due 01/25/28....................        2,520,000      2,536,128
  SASCO 98-RF1 A 8.712%, due 03/15/27..........        2,157,223      2,313,622
  Salomon, Inc. 6.500%, due 03/01/00...........        2,780,000      2,801,653
  Salomon, Inc. 6.750%, due 02/15/03...........        3,800,000      3,892,427
  Tele-Communications Inc. 9.800%, due
   02/01/12....................................        1,000,000      1,285,051
  Tele-Communications, Inc. 7.875%, due
   08/01/13....................................        1,735,000      2,002,825
  The Money Store 97-B, A-8, 6.900%, due
   07/15/38....................................        3,000,000      3,075,900
  Time Warner Inc. 8.375%, due 03/15/23........        1,250,000      1,463,443
  Time Warner Inc. 7.570%, due 02/01/24........        1,490,000      1,613,190
  UCFC Home Equity Loan, Series C, Class A8
   5.888%, due 09/15/27........................        1,184,958      1,186,285
  Union Oil of California Series B MTN
   7.240%, due 04/01/99........................        2,500,000      2,523,763
  Vendee Mortgage Trust 6.750%, due 06/15/28...        4,000,000      4,065,000
  World Omni Automobile Lease Securitization
   Trust 6.850%, due 06/25/03..................        5,057,382      5,102,241
                                                                 --------------
                                                                    120,727,355
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                       FACE
                                                      AMOUNT          VALUE
                                                  --------------- --------------

  INTERNATIONAL DOLLAR BONDS - 2.82%
  Abbey National plc 6.700%,
   Resettable Perpetual Preferred...............    $   1,590,000  $   1,596,773
  ABN AMRO Bank NV (Chicago) 6.625%, due
   10/31/01.....................................        1,000,000      1,018,958
  AT&T Corp. 8.250%, due 01/11/00...............           30,000         30,997
  Banca Commercial Italian 8.250%, due
   07/15/07.....................................           30,000         33,541
  Banque Paribas, 6.875%, due 03/01/09..........          640,000        656,191
  Bayerische Landesbank 6.850%, due 07/19/01....        2,000,000      2,054,396
  Credit Suisse-London 144-A 7.900%, due
   05/01/07 Resettable Perpetual Preferred......        3,610,000      3,859,758
  DR Investments 144A 7.450%, due 05/15/07......           30,000         32,023
  Empresa Nacional Electric
   7.875%, due 02/01/27.........................          875,000        875,415
   8.125%, due 02/01/69.........................        4,320,000      4,190,400
  Government of Poland, FRN 6.688%, due
   10/27/24.....................................        2,600,000      2,544,750
  International Telecom Satelite 8.125%, due
   02/28/05.....................................          890,000        987,152
  Japanese Development Bank 8.375%, due
   02/15/01.....................................           30,000         31,746
  Korea Development Bank 7.125%, due 09/17/01...        1,200,000      1,057,560
  National Australia Bank, 6.400%, due
   12/10/07.....................................          630,000        635,261
  Pan Pacific Industry PLC 144A 00.000%, due
   04/28/07.....................................          250,000         87,500
  Petronas Nasional Bhd 144A 7.125%, due
   08/15/05.....................................          730,000        643,462
  Province of Quebec
   7.500%, due 07/15/23.........................          375,000        416,899
   7.500%, due 07/15/02.........................          600,000        629,478
  Ras Laffan Liquefied Natural Gas Co. Ltd.,
   144A 8.294%, due 03/15/14....................        4,340,000      4,333,104
  Royal Bank of Scotland 7.375%,
   Resettable Perpetual Preferred...............        1,185,000      1,261,896
  Southern Investments UK 6.800%, due 12/01/06..        2,740,000      2,838,944
  Skandinaviaka Enskilda Banken 144A 6.625%,
   Resettable Perpetual Preferred...............        8,195,000      8,239,253
                                                                  --------------
                                                                      38,055,457
                                                                  --------------
  U.S. GOVERNMENT AGENCIES - 5.10%
  Federal Home Loan Mortgage Corp.
   7.000%, due 10/15/13.........................          409,292        421,940
   6.950%, due 04/15/22.........................        3,900,000      3,987,567
   7.500%, due 01/15/23.........................        3,006,059      3,220,736
   6.600%, due 12/15/23.........................        3,000,000      3,064,527
   7.238%, due 05/01/26.........................          945,027        977,905
  Federal National Mortgage Assoc. Series 1991-
   64
   8.500%, due 06/25/06.........................        4,470,017      4,613,058
   6.820%, due 10/01/07.........................        4,801,081      5,039,695
   6.238%, due 04/01/08.........................        1,957,730      1,982,201
   6.500%, due 05/01/08.........................        1,198,986      1,238,193
   8.000%, due 03/01/11.........................        2,194,599      2,263,867

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                     FACE
                                                    AMOUNT          VALUE
                                                --------------- --------------

  U.S. GOVERNMENT AGENCIES - (CONTINUED)
  Federal National Mortgage Assoc. (continued)
   6.000%, due 12/01/12........................   $   4,545,000  $   4,493,846
   8.500%, due 07/15/21........................       2,452,979      2,548,295
   9.000%, due 04/25/25........................       1,608,419      1,687,545
   6.500%, due 12/01/27........................       2,210,000      2,200,316
   6.000%, due 12/01/27........................       3,255,000      3,166,480
  Federal National Mortgage Association Strip
   3.500%, due 05/01/28 principal only.........       2,010,866      1,727,091
   6.220%, due 03/13/06........................       1,000,000      1,031,871
  Government National Mortgage Association
   8.000%, due 12/15/22........................       1,721,979      1,792,218
   7.500%, due 12/15/22........................       2,851,447      2,937,504
   7.500%, due 12/15/23........................       2,927,564      3,007,164
   7.500%, due 12/15/23........................       1,852,130      1,906,675
   7.000%, due 08/15/24........................       5,646,289      5,750,519
   7.500%, due 01/15/24........................         963,161        989,349
   7.500%, due 12/15/27........................       3,500,000      3,597,318
  Tennesse Valley Authority 6.375%, due
   06/15/05....................................       5,000,000      5,191,045
                                                                --------------
                                                                    68,836,925
                                                                --------------
  U.S. GOVERNMENT OBLIGATIONS - 3.63%
  U.S. Treasury Notes and Bonds
   5.500%, due 02/29/00........................      11,920,000     11,916,281
   6.625%, due 07/31/01........................       1,450,000      1,493,500
   6.250%, due 08/31/02........................       4,785,000      4,909,113
   7.000%, due 07/15/06........................       1,780,000      1,944,650
   3.625%, due 01/15/08........................       6,480,000      6,407,100
   8.000%, due 11/15/21........................      13,560,000     17,479,694
   6.000%, due 02/15/26........................       4,690,000      4,879,068
                                                                --------------
                                                                    49,029,406
                                                                --------------
  TOTAL U.S. BONDS.............................                    276,649,143
                                                                --------------
                                                    SHARES
                                                ---------------

  HIGH YIELD BONDS - 2.71%
  Brinson High Yield Fund (b)..................       2,560,932     36,512,237
                                                                --------------
                                                     FACE
                                                    AMOUNT
                                                ---------------

  NON-U.S. BONDS - 17.52%
  AUSTRALIA - 1.20%
  Government of Australia
   9.750%, due 03/15/02........................ AUD   3,800,000      2,699,745
   9.000%, due 09/15/04........................       8,800,000      6,461,425
  Queensland Treasury Global Notes,
   8.000%, due 05/14/03........................      10,300,000      7,024,626
                                                                --------------
                                                                    16,185,796
                                                                --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                      FACE
                                                     AMOUNT          VALUE
                                                 --------------- --------------

  NON-U.S. BONDS - (CONTINUED)
  CANADA - 1.82%
  Government of Canada
   7.500%, due 12/01/03......................... CAD   2,450,000  $   1,832,719
   6.500%, due 06/01/04.........................       7,390,000      5,316,870
   8.750%, due 12/01/05.........................       2,950,000      2,418,113
   4.250%, due 12/01/21 (d).....................      14,800,000     11,652,006
   4.250%, due 12/01/26.........................       4,410,000      3,309,149
                                                                 --------------
                                                                     24,528,857
                                                                 --------------
  DENMARK - 1.84%
  Kingdom of Denmark
   8.000%, due 05/15/03......................... DKK  81,700,000     13,587,362
   7.000%, due 12/15/04.........................      63,800,000     10,390,577
   7.000%, due 11/10/24.........................       5,000,000        882,144
                                                                 --------------
                                                                     24,860,083
                                                                 --------------
  FRANCE - 2.05%
  Government of France (BTAN)
   5.750%, due 03/12/01......................... FRF  47,000,000      8,079,242
   4.500%, due 07/12/02.........................      44,500,000      7,402,044
  Government of France (OAT)
   6.750%, due 10/25/04.........................       9,400,000      1,739,762
   7.500%, due 04/25/05.........................       5,900,000      1,137,258
   5.250%, due 04/25/08.........................      28,000,000      4,775,190
   8.500%, due 12/26/12.........................      12,500,000      2,797,924
   6.000%, due 10/25/25.........................      10,000,000      1,797,883
                                                                 --------------
                                                                     27,729,303
                                                                 --------------
  GERMANY - 3.83%
  Bundesrepublik Deutscheland
   7.000%, due 09/20/99......................... DEM   5,900,000      3,388,986
   8.500%, due 08/21/00.........................       5,050,000      3,047,626
   7.750%, due 02/21/00.........................      12,000,000      7,040,443
   4.750%, due 11/20/01.........................       6,350,000      3,574,097
   6.500%, due 07/15/03.........................       7,200,000      4,352,709
   6.000%, due 07/04/07.........................       9,300,000      5,607,823
   6.000%, due 06/20/16.........................       3,500,000      2,135,291
   6.250%, due 01/04/24.........................       1,160,000        724,277
  Treuhandanstalt
   7.375%, due 12/02/02.........................      17,500,000     10,838,366
   6.250%, due 03/04/04.........................      18,200,000     10,941,174
                                                                 --------------
                                                                     51,650,792
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                      FACE
                                                     AMOUNT          VALUE
                                                ---------------- --------------

  NON-U.S. BONDS - (CONTINUED)
  ITALY - 1.03%
  Republic of Italy (BTP)
   9.500%, due 02/01/01........................ ITL2,000,000,000  $   1,260,049
   6.250%, due 03/01/02........................    5,000,000,000      2,968,327
   9.000%, due 10/01/03........................    6,000,000,000      4,032,629
   11.500%, due 03/01/03.......................    6,000,000,000      4,315,491
   8.500%, due 04/01/04........................    1,900,000,000      1,264,707
                                                                 --------------
                                                                     13,841,203
                                                                 --------------
  NETHERLANDS - 1.53%
  Government of Netherlands
   9.000%, due 05/15/00........................ NLG    6,900,000      3,687,779
   8.250%, due 06/15/02........................        7,000,000      3,917,756
   5.750%, due 09/15/02........................        8,200,000      4,236,250
   5.750%, due 01/15/04........................        2,600,000      1,353,554
   7.250%, due 10/01/04........................        9,500,000      5,333,301
   7.500%, due 01/15/23........................        3,300,000      2,102,286
                                                                 --------------
                                                                     20,630,926
                                                                 --------------
  SPAIN - 1.14%
  Government of Spain
   6.750%, due 04/15/00........................ ESP  360,000,000      2,452,675
   7.900%, due 02/28/02........................      100,000,000        727,513
   5.250%, due 01/31/03........................      630,000,000      4,228,807
   8.000%, due 05/30/04........................      490,000,000      3,736,694
   10.000%, due 02/28/05.......................      500,000,000      4,219,740
                                                                 --------------
                                                                     15,365,429
                                                                 --------------
  SWEDEN - 0.42%
  Government of Sweden
   10.250%, due 05/05/00....................... SEK    3,400,000        470,532
   13.000%, due 06/15/01.......................       12,000,000      1,855,968
   6.000%, due 02/09/05........................       24,500,000      3,284,485
                                                                 --------------
                                                                      5,610,985
                                                                 --------------
  UNITED KINGDOM - 2.66%
  UK Treasury
   7.000%, due 11/06/01........................ GBP    2,370,000      3,991,442
   8.000%, due 06/10/03........................        7,135,000     12,734,375
   9.000%, due 10/13/08........................        6,135,000     12,673,769
   8.000%, due 09/27/13........................        3,220,000      6,569,654
                                                                 --------------
                                                                     35,969,240
                                                                 --------------
  TOTAL NON-U.S. BONDS.........................                     236,372,614
                                                                 --------------
  EMERGING MARKETS BOND - 4.78%
  Brinson Emerging Markets Debt Fund (b).......   $    3,164,737     64,547,025
                                                                 --------------
  TOTAL BONDS (COST $596,622,144)..............                     614,081,019
                                                                 --------------
  SHORT-TERM INVESTMENTS - 16.97%
  U.S. GOVERNMENT OBLIGATIONS - 0.48%
  U.S. Treasury Bill 00.000%, due 11/27/98.....        6,600,000      6,462,872
                                                                 --------------

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                    FACE
                                                   AMOUNT           VALUE
                                               --------------- ---------------

  SHORT-TERM INVESTMENTS - (CONTINUED)
  CERTIFICATES OF DEPOSIT - 0.89%
  Canadian Imperial Bank Series 5.940%, due
   10/23/98..................................   $    7,000,000  $    6,998,747
  Societe General Yankee 5.900%, due
   10/20/98..................................        5,000,000       4,998,547
                                                               ---------------
                                                                    11,997,294
                                                               ---------------
  COMMERCIAL PAPER - 13.15%
  Arco Chemical 5.730%, due 07/10/98.........        5,000,000       4,992,837
  American Stores 5.720%, due 08/03/98.......       10,000,000       9,947,567
  Bausch & Lomb
   5.750%, due 07/08/98......................        7,500,000       7,491,615
   5.700%, due 07/13/98......................       15,000,000      14,971,500
  Centex 6.000%, due 07/20/98................        3,000,000       2,990,500
  Cincinnati Bell Inc.
   5.850%, due 07/13/98......................        5,000,000       4,990,250
   5.900%, due 07/17/98......................        7,500,000       7,480,334
  Crown Cork & Seal 5.680%, due 07/23/98.....        2,000,000       1,993,058
  CVS Corp. 5.750%, due 07/10/98.............       10,000,000       9,985,625
  GATC 6.000%, due 07/09/98..................        3,000,000       2,996,000
  GATX Capital 6.000%, due 07/14/98..........        1,500,000       1,496,750
  Hilton Hotels Corp.
   5.750%, due 10/01/98......................       10,000,000       9,853,055
   5.780%, due 10/13/98......................        5,000,000       4,916,511
  IMC Global
   5.720%, due 07/30/98......................       10,000,000       9,953,922
   5.730%, due 08/06/98......................        2,500,000       2,485,675
  ITT Industries 5.720%, due 07/09/98........        5,000,000       4,993,644
  Madiaone Group Funding 5.730%, due
   07/24/98..................................       10,000,000       9,963,392
  Occidental Petroleum 5.700%, due 07/06/98..       15,000,000      14,988,125
  PG & E Gas Transmission
   6.000%, due 07/10/98......................        1,725,000       1,722,412
   6.000%, due 07/13/98......................        1,565,000       1,561,870
  Raytheon Co. 5.700%, due 07/20/98..........       15,000,000      14,954,875
  Texas Utilities Co.
   5.750%, due 07/01/98......................        2,500,000       2,500,000
   5.730%, due 07/17/98......................        2,500,000       2,493,634
   5.750%, due 08/21/98......................       10,000,000       9,918,542
  Textron Inc. 5.720%, due 08/17/98..........        2,000,000       1,985,065
  Union Pacific Resources
   5.730%, due 07/27/98......................       10,000,000       9,958,617
   5.740%, due 08/31/98......................        1,000,000         990,274
   5.760%, due 10/30/98......................        5,000,000       4,903,200
                                                               ---------------
                                                                   177,478,849
                                                               ---------------
  INVESTMENT COMPANY - 2.45%
  Brinson Supplementary Trust U.S. Cash Man-
   agement Prime Fund........................       33,037,507      33,037,507
                                                               ---------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $228,973,650).............................                      228,976,522
                                                               ---------------
  TOTAL INVESTMENTS (COST $1,438,099,528) -
    115.84% (A)..............................                    1,563,127,201
                                                               ---------------
  LIABILITIES, LESS CASH AND OTHER ASSETS -
    (15.84%).................................                     (213,821,330)
                                                               ---------------
  NET ASSETS - 100%..........................                   $1,349,305,871
                                                               ===============

               See accompanying notes to schedule of investments.

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)
 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $1,438,099,528; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............  $178,699,612
         Gross unrealized depreciation............   (53,671,939)
                                                   -------------
             Net unrealized appreciation..........  $125,027,673
                                                   =============

 (b) Non-income producing security.
 (c) Denominated in U.S. dollars.
 (d) Linked to Canada's retail price index. Reset semi-annually
 FRN: Floating rate note--The rate disclosed is that in effect at June 30,
      1998.
 MTN: Medium term note
 TBA: When issued security. Security is subject to delayed delivery.
 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, the value of these securities amounted to $19,770,664 or 1.47% of net assets.
 Resettable Perpetual Preferred: A bond with either no maturity date or a maturity date that is so far in the future that the bond will pay interest indefinitely. The issuer generally returns the right to call such a bond.

 FORWARD FOREIGN CURRENCY CONTRACTS

 The Brinson Global Securities Fund had the following open forward foreign currency contracts as of June 30, 1998:

                            SETTLEMENT     LOCAL       CURRENT    UNREALIZED
                               DATE      CURRENCY       VALUE    GAIN/(LOSS)
                            ---------- ------------- ----------- ------------
FORWARD FOREIGN CURRENCY
 BUY CONTRACTS:
 Australian Dollar.........  08/05/98     52,700,000 $32,651,999  $(2,828,441)
 British Pound.............  08/05/98      2,000,000   3,330,225       95,025
 Canadian Dollar...........  08/05/98      1,900,000   1,292,948      (18,754)
 Danish Krone..............  08/05/98      7,500,000   1,092,279      (11,555)
 French Franc..............  08/05/98     50,000,000   8,288,190       39,271
 German Mark...............  08/05/98      8,700,000   4,830,569      (56,522)
 Japanese Yen..............  08/05/98  2,735,000,000  19,812,566   (2,263,453)
 Netherlands Guilder.......  08/05/98      1,000,000     492,691       (5,714)
 Spanish Peseta............  08/05/98  1,580,000,000  10,334,011       27,086
 Swiss Franc...............  08/05/98     14,400,000   9,528,347     (463,327)
FORWARD FOREIGN CURRENCY
 SALE CONTRACTS:
 British Pound.............  08/05/98     45,900,000  76,428,666   (1,718,937)
 Canadian Dollar...........  08/05/98     22,400,000  15,243,176      173,605
 Danish Krone..............  08/05/98    163,200,000  23,767,982     (103,493)
 French Franc..............  08/05/98      6,100,000   1,011,159       (8,793)
 German Mark...............  08/05/98     73,700,000  40,921,029     (106,698)
 Netherlands Guilder.......  08/05/98     29,500,000  14,534,382      (45,094)
 Spanish Peseta............  08/05/98  1,580,000,000  10,334,011      (69,605)
 Swiss Franc...............  08/05/98      4,800,000   3,176,116       74,595
                                                                 ------------
 Total.....................                                       $(7,290,804)
                                                                 ============

 BRINSON GLOBAL SECURITIES FUND                        SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)
 NOTES TO SCHEDULE OF INVESTMENTS

 FUTURES CONTRACTS
 The Brinson Global Securities Fund had the following open futures contracts as of June 30, 1998:

                             SETTLEMENT      COST/       CURRENT     UNREALIZED
                                DATE        PROCEEDS      VALUE     GAIN/(LOSS)
                           -------------- ------------ ------------ ------------
  U.S. INTEREST RATE
   FUTURES
   BUY CONTRACTS
  5 Year U.S. Treasury
   Notes,
   993 contracts.......... September 1998 $108,277,533 $108,919,688  $   642,155
  10 Year U.S. Treasury
   Notes,
   198 contracts.......... September 1998   22,265,657   22,541,063      275,406
  30 Year U.S. Treasury
   Bond,
   72 contracts........... September 1998    8,572,478    8,898,750      326,272
  INDEX FUTURES SALE
   CONTRACTS
  S&P 500 Index, 481
   contracts.............. September 1998  134,585,408  137,445,750   (2,860,342)
                                                                    ------------
    Total.................                                           $(1,616,509)
                                                                    ============

 The segregated cash and market value of investments pledged to cover margin requirements for the open futures positions at June 30, 1998 were $3,949,511 and $6,462,872, respectively.


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1998 (UNAUDITED)

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $1,232,576,574)................  $1,352,338,664
    Affiliated issuers (Cost $205,522,954)....................     210,788,537
   Foreign currency, at value (Cost $5,668,302)...............       5,627,870
   Cash.......................................................       2,022,690
   Receivables:
    Investment securities sold................................      26,628,819
    Dividends.................................................       1,821,639
    Interest..................................................       9,488,307
    Variation margin..........................................       1,219,146
                                                               ---------------
      TOTAL ASSETS............................................   1,609,935,672
                                                               ---------------
  LIABILITIES:
   Payables:
    Investment securities purchased...........................      39,120,834
    Securities loaned.........................................     214,169,955
   Net unrealized depreciation on forward foreign currency
    contracts.................................................       7,290,804
   Other liabilities..........................................          48,208
                                                               ---------------
      TOTAL LIABILITIES.......................................     260,629,801
                                                               ---------------
  NET ASSETS:
    Applicable to 84,077,217 shares; no par value, unlimited
     shares authorized........................................  $1,349,305,871
                                                               ===============
    Net asset value, offering price and redemption price per
     share ($1,349,305,871 / 84,077,217 shares)...............  $      16.0484
                                                               ===============
  NET ASSETS CONSIST OF:
    Paid in capital...........................................  $  736,021,830
    Accumulated net investment income.........................     173,423,274
    Accumulated net realized gain.............................     323,762,744
    Net unrealized appreciation...............................     116,098,023
                                                               ---------------
      NET ASSETS..............................................  $1,349,305,871
                                                               ===============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
 Interest (net of $63,094 for foreign taxes withheld, including securities lending income of $279,040)........................  $ 15,409,303
 Dividends (net of $466,226 for foreign taxes withheld).........     7,274,020
                                                                 -------------
    TOTAL INCOME................................................    22,683,323
                                                                 -------------
EXPENSES:
 Custodian......................................................       137,264
 Administration.................................................       102,684
 Professional...................................................        83,531
 Other..........................................................        19,943
                                                                 -------------
    TOTAL EXPENSES..............................................       343,422
                                                                 -------------
    NET INVESTMENT INCOME.......................................    22,339,901
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................    59,696,038
  Futures contracts.............................................   (16,448,886)
  Foreign currency transactions.................................    (7,765,237)
                                                                 -------------
   Net realized gain............................................    35,481,915
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency..............................    31,970,480
  Futures contracts.............................................    (1,364,570)
  Forward contracts.............................................    (2,160,550)
  Translation of other assets and liabilities denominated in
   foreign currency.............................................       220,188
                                                                 -------------
   Change in net unrealized appreciation or depreciation........    28,665,548
                                                                 -------------
 Net realized and unrealized gain...............................    64,147,463
                                                                 -------------
 Net increase in net assets resulting from operations...........  $ 86,487,364
                                                                 =============

                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS

                                                 SIX MONTHS
                                                    ENDED             YEAR
                                                JUNE 30, 1998         ENDED
                                                 (UNAUDITED)    DECEMBER 31, 1997
                                               ---------------  -----------------
  OPERATIONS:
   Net investment income.....................   $   22,339,901    $   64,807,288
   Net realized gain.........................       35,481,915       167,608,264
   Change in net unrealized appreciation or
    depreciation.............................       28,665,548       (37,368,433)
                                               ---------------   ---------------
   Net increase in net assets resulting from
    operations...............................       86,487,364       195,047,119
                                               ---------------   ---------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold...............................      130,409,196       350,379,894
   Shares redeemed...........................     (172,122,998)     (999,404,170)
                                               ---------------   ---------------
   Net decrease in net assets resulting from
    capital share transactions (a)...........      (41,713,802)     (649,024,276)
                                               ---------------   ---------------
      TOTAL INCREASE (DECREASE) IN NET
       ASSETS................................       44,773,562      (453,977,157)
                                               ---------------   ---------------
  NET ASSETS:
   Beginning of period.......................    1,304,532,309     1,758,509,466
                                               ---------------   ---------------
   End of period (including accumulated net
    investment income of $173,423,274 and
    $151,083,373, respectively)..............   $1,349,305,871    $1,304,532,309
                                               ===============   ===============
  (a) A summary of capital share transactions
   follows:
                                                   SHARES            SHARES
                                               ---------------   ---------------
    Shares sold..............................        9,682,600        24,152,140
    Shares redeemed..........................      (12,253,207)      (67,968,919)
                                               ---------------   ---------------
     Net decrease in shares outstanding......       (2,570,607)      (43,816,779)
                                               ===============   ===============


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF CASH FLOWS
 FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

  CASH FLOWS FROM INVESTING AND OPERATING ACTIVITIES:
    Proceeds from sale of investments.........................   $ 458,794,268
    Purchase of investments...................................    (427,995,336)
    Net decrease in short term investments....................     249,910,356
    Net realized loss on foreign currency transactions........      (3,673,620)
    Net decrease from futures contracts.......................     (17,412,438)
    Interest and dividend income received.....................      28,601,650
    Expenses paid.............................................        (365,313)
                                                                --------------
      Net cash provided by investing and operating activi-
       ties...................................................     287,859,567
                                                                --------------
  CASH FLOWS FROM FINANCING ACTIVITIES:
    Net capital share transactions............................    (291,070,637)
                                                                --------------
      Net cash used for financing activities..................    (291,070,637)
                                                                --------------
  Net decrease in cash........................................      (3,211,070)
  CASH AT BEGINNING OF PERIOD.................................       5,233,760
                                                                --------------
  CASH AT END OF PERIOD.......................................   $   2,022,690
                                                                ==============
  RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH PROVIDED
   BY INVESTING AND OPERATING ACTIVITIES:
    Net investment income.....................................   $  22,339,901
    Proceeds from sale of investments.........................     458,794,268
    Purchase of investments...................................    (427,995,336)
    Net decrease in short term investments....................     249,910,356
    Net realized loss on foreign currency transactions........      (3,673,620)
    Net decrease from futures contracts.......................     (17,412,438)
    Net decrease in receivables pertaining to investing and
     operating activities.....................................       5,651,314
    Net decrease in payables pertaining to investing and oper-
     ating activities.........................................         (21,891)
    (Accretion)/amortization of premium/discount..............         267,013
                                                                --------------
      Net cash provided by investing and operating activi-
       ties...................................................   $ 287,859,567
                                                                ==============


                See accompanying notes to financial statements.

 BRINSON GLOBAL SECURITIES FUND                           FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                           SIX MONTHS         YEAR ENDED
                              ENDED          DECEMBER 31,
                          JUNE 30, 1998  ------------------------    PERIOD ENDED
                           (UNAUDITED)      1997          1996    DECEMBER 31, 1995*
                          -------------  ----------    ---------- ------------------
Net asset value, begin-
 ning of period.........     $15.0556      $13.4788      $11.7181       $10.0000
                           ----------    ----------    ----------     ----------
Income from investment
 operations:
 Net investment income..       0.3190        0.5456***     0.2844         0.3769
 Net realized and
  unrealized gain.......       0.6738        1.0312        1.4763         1.3412
                           ----------    ----------    ----------     ----------
  Total income from
   investment
   operations...........       0.9928        1.5768        1.7607         1.7181
                           ----------    ----------    ----------     ----------
Net asset value, end of
 period.................     $16.0484      $15.0556      $13.4788       $11.7181
                           ==========    ==========    ==========     ==========
Total return (non-
 annualized)............        6.59%        11.70%        15.03%         17.18%
Ratios/Supplemental data
 Net assets, end of pe-
  riod (in 000s)........   $1,349,306    $1,304,532    $1,758,509       $967,554
 Ratio of expenses to
  average net
  assets:
  Before expense reim-
   bursement............        0.05%**       0.05%         0.05%          0.14%**
  After expense reim-
   bursement............          N/A           N/A           N/A          0.05%**
 Ratio of net investment
  income to average net
  assets:
  Before expense reim-
   bursement............        3.25%**       3.72%         4.36%          4.95%**
  After expense reim-
   bursement............          N/A           N/A           N/A          5.04%**
 Portfolio turnover
  rate..................          33%          134%          155%           158%
 Average commission rate
  paid per share........      $0.0332       $0.0341       $0.0298        $0.0307

*The Fund commenced operations April 28, 1995.
**Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND
-------------------------------------------------------------------------------


 The Brinson U.S. Equity Fund is an actively managed portfolio invested in common stocks of U.S. corporations. The Fund is diversified by issue and industry, it is typically 70% invested in large capitalization stocks, with the remaining 30% in intermediate and small capitalization stocks. Investment strategies emphasize stock selection with attention to the management of factor and industry exposures.

 Since its performance inception on August 31, 1997, the Brinson U.S. Equity Fund has provided an annualized return of 17.60% compared to 24.33% for the Wilshire 5000 Equity Index. For the first six months of 1998, the total return of the Brinson U.S. Equity Fund was 14.10% versus the 15.47% return for the Wilshire 5000 Equity Index.

 Market exposure (average beta of .95) detracted modestly from Fund relative performance in the strong equity market environment which characterized the first half of 1998. Factor weightings generally subtracted from results. The most significant negative factor positions were the underexposure in the relative strength and size measures. Large capitalization stocks continued to dominate market performance. Most of these stocks are perceived as high quality companies with predictable, substantial growth rates, attributes that have been highly favored in an environment with increasing economic uncertainty exacerbated by South East Asian problems. The Fund has minimal exposure to these largest stocks because they are overvalued. Some positive benefit to Fund performance was derived from an underweighting in the price volatility and growth factors.

 Industry weightings had the largest negative impact on active returns in the first half. The overweight in the tobacco industry detracted from performance as the industry continues to struggle with political and legal issues. Other negative industry positions were the overweights in the railroad, tire and rubber and paper industries, and the underweights in miscellaneous finance and retail industries. The non-health related consumer sector, especially the retail industry, was very strong in the first half of 1998 due to high employment levels combined with low inflation and the positive wealth effect associated with the strong stock market. However, our valuation work continues to suggest that consumer stock valuations already reflect this positive outlook and are not attractive while many of the basic industries appear much more undervalued. A partial offset to these negative contributions were positive industry positions including underweights in energy, producer goods, and electronics.

 Stock selection had a positive effect on the Fund for the first six months. Among large capitalization issues, the best performers were EMC Corp., Xerox, and Enron while the worst were Federal Express, Lockheed Martin and Corning. In the intermediate capitalization segment of the Fund, the most positive contributors were General Instrument, Comverse Technology and Peco Energy while the weakest were Nabisco Holdings, Harnischfeger and Nextel Communications.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------


 TOTAL RETURN

                                SIX
                              MONTHS  8/31/97*
                               ENDED     TO
                              6/30/98 6/30/98
 ---------------------------------------------
  Brinson U.S. Equity Fund     14.10%  17.60%
 ---------------------------------------------
  Wilshire 5000 Equity Index   15.47%  24.33%
 ---------------------------------------------

 * Performance inception date of the Brinson U.S. Equity Fund

 ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

 This chart shows the growth in the value of an investment in the Brinson U.S. Equity Fund and the Wilshire 5000 Equity Index if you had invested $100,000 on August 31, 1997. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

 BRINSON U.S. EQUITY FUND
 VS. WILSHIRE 5000 EQUITY INDEX

                           [LINE GRAPH APPEARS HERE]

 Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON U.S. EQUITY FUND
--------------------------------------------------------------------------------

 INDUSTRY DIVERSIFICATION

 As a Percent of Net Assets
 As of June 30, 1998


-----------------------------------------
  U.S. Equities
  Basic Industries
   Chemicals.....................   4.25%
   Housing/Paper.................   7.56
   Metals........................   0.71
                                  ------
                                   12.52
  Capital Investment
   Capital Goods.................  10.12
   Technology....................   9.44
                                  ------
                                   19.56
  Consumer
   Autos/Durables................   2.91
   Discretionary.................   0.76
   Health: Drugs.................   7.33
   Health: Non-Drugs.............   5.39
   Non-Durables..................   6.78
   Retail/Apparel................   4.35
                                  ------
                                   27.52
  Energy.........................   2.45
  Financial
   Banks.........................   6.90
   Non-Banks.....................   7.04
                                  ------
                                   13.94
  Services/Miscellaneous.........   6.20
  Transportation.................   7.98
  Utilities
   Electric......................   5.95
   Telephone.....................   0.87
                                  ------
                                    6.82
                                  ------
    Total U.S. Equities..........  96.99
                                  ------
  SHORT-TERM INVESTMENTS.........   2.51
                                  ------
    TOTAL INVESTMENTS............  99.50
  CASH AND OTHER ASSETS, LESS
   LIABILITIES...................   0.50
                                  ------
  NET ASSETS..................... 100.00%
                                  ======

TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 1998

                                        PERCENT OF
                                        NET ASSETS
--------------------------------------------------
 1. Xerox Corp.                            4.62%
 2. Lockheed Martin Corp.                  4.53
 3. Burlington Northern Santa Fe Corp.     4.18
 4. Aon Corp.                              3.21
 5. FDX Corp.                              3.07
 6. Philip Morris Companies, Inc.          3.06
 7. CIGNA Corp.                            2.59
 8. Automatic Data Processing, Inc.        2.44
 9. Goodyear Tire & Rubber Co.             2.35
10. Baxter International, Inc.             2.24
--------------------------------------------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                         SHARES       VALUE
                                                      ------------ ------------

  U.S. EQUITIES - 96.99%
  Aetna Inc. ........................................       26,800 $  2,040,150
  Allergan, Inc. ....................................       43,400    2,012,675
  Alza Corp. (b).....................................       42,300    1,829,475
  American Home Products Corp........................       41,600    2,152,800
  Aon Corp...........................................       75,450    5,300,362
  Automatic Data Processing, Inc. ...................       55,200    4,022,700
  BankBoston Corp....................................       30,700    1,635,375
  Baxter International, Inc..........................       68,800    3,702,300
  Beckman Coulter, Inc. .............................       18,300    1,065,975
  Bestfoods..........................................       37,000    2,148,312
  Biogen, Inc. (b)...................................       16,500      808,500
  Birmingham Steel Corp. ............................       16,900      209,137
  Burlington Northern Santa Fe Corp. ................       70,300    6,902,581
  Champion Enterprises, Inc. (b).....................       14,900      467,062
  Champion International Corp. ......................       21,000    1,032,937
  CIGNA Corp. .......................................       61,100    4,278,000
  Circuit City Stores--Circuit City Group............       62,500    2,929,687
  Citicorp...........................................        1,400      268,650
  CMS Energy Corp. ..................................       54,600    2,402,400
  Columbia/HCA Healthcare Corp. .....................       11,200      343,675
  Comerica, Inc. ....................................       17,400    1,152,750
  Commscope, Inc. ...................................       31,366      507,737
  Comverse Technology, Inc. .........................       19,220      997,037
  Consolidated Stores Corp. (b)......................       19,700      714,125
  Corning, Inc. .....................................      100,200    3,481,950
  Covance, Inc. .....................................       21,250      478,125
  Crown Cork & Seal Co., Inc. .......................       20,200      959,500
  Dial Corp. ........................................       21,900      568,031
  Eastman Chemical Co. ..............................       23,400    1,456,650
  EMC Corp. (b)......................................       37,700    1,689,431
  Enron Corp. .......................................       46,800    2,530,125
  Entergy Corp. .....................................      126,500    3,636,875
  FDX Corp. .........................................       80,800    5,070,200
  First American Corp. of Tennessee..................       11,100      534,187
  First Data Corp. ..................................      102,124    3,402,006
  First Security Corp. ..............................       20,850      446,320
  FirstEnergy Corp. .................................        8,590      264,143
  Fleet Financial Group, Inc. .......................       26,000    2,171,000
  Fleetwood Enterprises, Inc. .......................        1,100       44,000
  Food Lion Inc., Class A............................       84,700      899,937
  Forest Laboratories, Inc. (b)......................       32,200    1,151,150
  Fort James Corp. ..................................       54,200    2,411,900
  Gannett Co., Inc. .................................       17,600    1,250,700
  General Instrument Corp. ..........................       93,900    2,552,906
  General Semiconductor, Inc. (b)....................       21,300      210,338
  Genzyme Corp. (b)..................................       16,700      426,894

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                         SHARES       VALUE
                                                      ------------ ------------

  U.S. EQUITIES - (CONTINUED)
  Geon Co............................................       11,600 $    266,075
  Goodyear Tire & Rubber Co..........................       60,200    3,879,138
  Great Lakes Chemical Corp..........................       10,800      425,925
  Harnischfeger Industries, Inc. ....................       32,100      908,831
  Health Care and Retirement Corp. (b)...............       18,850      743,397
  Hibernia Corp. ....................................       23,400      472,388
  IMC Global, Inc. ..................................       22,500      677,813
  Informix Corp. ....................................       22,400      177,100
  Interpublic Group of Companies, Inc. ..............       17,350    1,083,272
  Kimberly Clark Corp. ..............................       77,800    3,569,075
  Lafarge Corp. .....................................       12,200      479,613
  Lear Corp. ........................................       18,200      933,888
  Lockheed Martin Corp. .............................       70,534    7,467,787
  Lyondell Petrochemical Co. ........................       57,100    1,701,456
  Manor Care, Inc. ..................................       21,550      828,328
  Martin Marietta Materials, Inc. ...................       12,363      556,335
  Masco Corp. .......................................       49,300    2,982,650
  Medusa Corp. ......................................          800       50,200
  Nabisco Holdings Corp. ............................       43,100    1,554,294
  National Service Industries, Inc. .................        8,200      417,175
  Nextel Communications, Inc. .......................       57,500    1,430,313
  Norfolk Southern Corp. ............................       40,000    1,192,500
  Peco Energy Co. ...................................      118,200    3,502,500
  Pentair, Inc. .....................................       22,400      952,000
  Philip Morris Companies, Inc. .....................      128,000    5,040,000
  Praxair Inc. ......................................       39,000    1,825,688
  Raytheon Co., Class B..............................       57,600    3,381,950
  Regions Financial Corp. ...........................       10,800      443,475
  Reynolds & Reynolds Co. ...........................        8,000      145,500
  Schering Plough Corp. .............................       40,400    3,701,650
  Seagate Technology, Inc. (b).......................       37,800      900,113
  Sears, Roebuck and Co. ............................       43,200    2,637,900
  Southdown, Inc. ...................................        8,500      578,138
  St. Jude Medical, Inc. (b).........................       20,900      769,381
  Timken Co. ........................................        8,900      274,231
  Tyson Foods, Inc., Class A.........................       86,100    1,867,294
  Ultramar Diamond Shamrock Corp. ...................       48,122    1,518,851
  US Bancorp.........................................       53,955    2,320,065
  Vencor, Inc. ......................................       44,900      325,525
  Ventas, Inc. ......................................       44,900      620,181
  Viad Corp. ........................................       41,500    1,151,625
  Wells Fargo & Co. .................................        5,300    1,955,700
  Westvaco Corp. ....................................       10,100      285,325
  Witco Corp. .......................................       22,300      652,275
  Xerox Corp. .......................................       75,000    7,621,875
  York International Corp. ..........................       26,300    1,145,694
                                                                   ------------
  TOTAL U.S. EQUITIES (COST $155,732,194)............               159,975,259
                                                                   ------------

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                         FACE
                                                        AMOUNT        VALUE
                                                     ------------ -------------

  SHORT-TERM INVESTMENTS - 2.51%
  INVESTMENT COMPANY - 1.91%
  Brinson Supplementary Trust U.S. Cash Management
   Prime Fund......................................   $ 3,157,249  $  3,157,249
                                                                  -------------
  COMMERCIAL PAPER - 0.60%
  Union Pacific Corp.
   5.750%, due 08/31/98............................     1,000,000       990,545
                                                                  -------------
  TOTAL SHORT-TERM INVESTMENTS (COST $4,147,811)...                   4,147,794
                                                                  -------------
  TOTAL INVESTMENTS (COST $159,880,005) - 99.50%
   (A).............................................                 164,123,053
                                                                  -------------
  CASH AND OTHER ASSETS, LESS LIABILITIES - 0.50%..                     815,955
                                                                  -------------
  NET ASSETS - 100%................................                $164,939,008
                                                                  =============



               See accompanying notes to schedule of investments.

 BRINSON U.S. EQUITY FUND                              SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)
 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $159,880,005; and net unrealized appreciation consisted of:

         Gross unrealized appreciation............  $10,012,938
         Gross unrealized depreciation............   (5,769,890)
                                                   ------------
             Net unrealized appreciation..........  $ 4,243,048
                                                   ============

 (b)  Non-income producing security.

 FUTURES CONTRACTS
 The Brinson U.S. Equity Fund had the following open futures contracts as of June 30, 1998:

                             SETTLEMENT               CURRENT   UNREALIZED
                                DATE         COST      VALUE       GAIN
                           -------------- ---------- ---------- ----------
  INDEX FUTURES BUY
   CONTRACTS
  S&P 500 Index, 15
   contracts.............. September 1998 $4,237,080 $4,286,250   $49,170
                                                                 ========

 The segregated cash pledged to cover margin requirements for the open futures positions at June 30, 1998 was $375,000.




                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1998 (UNAUDITED)

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $156,722,756)....................  $160,965,804
    Affiliated issuers (Cost $3,157,249)........................     3,157,249
   Cash.........................................................       183,837
   Receivables:
    Investment securities sold..................................       705,148
    Dividends...................................................       346,929
    Interest....................................................         3,056
    Due from Advisor............................................        13,506
   Other Assets.................................................         3,967
                                                                 -------------
      TOTAL ASSETS..............................................   165,379,496
                                                                 -------------
  LIABILITIES:
   Payables:
    Investment securities purchased.............................       405,384
    Variation margin............................................        31,875
    Accrued expenses............................................         3,229
                                                                 -------------
      TOTAL LIABILITIES.........................................       440,488
                                                                 -------------
  NET ASSETS:
   Applicable to 14,025,938 shares; no par value, unlimited
    shares authorized...........................................  $164,939,008
                                                                 =============
   Net asset value, offering price and redemption price per
    share
    ($164,939,008 / 14,025,938 shares)..........................  $    11.7596
                                                                 =============
  NET ASSETS CONSIST OF:
   Paid in capital..............................................  $154,695,111
   Accumulated net investment income............................     1,536,516
   Accumulated net realized gain................................     4,415,163
   Net unrealized appreciation..................................     4,292,218
                                                                 -------------
      NET ASSETS................................................  $164,939,008
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

  INVESTMENT INCOME:
   Dividends.......................................................  $1,101,435
   Interest........................................................      85,093
                                                                    -----------
      TOTAL INCOME.................................................   1,186,528
                                                                    -----------
  EXPENSES:
   Professional....................................................       7,245
   Other...........................................................       4,962
                                                                    -----------
      TOTAL EXPENSES...............................................      12,207
                                                                    -----------
      Expenses reimbursed by Advisor...............................      (6,190)
                                                                    -----------
      NET EXPENSES.................................................       6,017
                                                                    -----------
      NET INVESTMENT INCOME........................................   1,180,511
                                                                    -----------
  NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
    Investments....................................................   3,915,189
    Futures contracts..............................................     430,571
                                                                    -----------
     Net realized gain.............................................   4,345,760
                                                                    -----------
   Change in net unrealized appreciation or depreciation on:
    Investments....................................................   3,997,170
    Futures contracts..............................................      46,408
                                                                    -----------
     Change in net unrealized appreciation or depreciation.........   4,043,578
                                                                    -----------
   Net realized and unrealized gain................................   8,389,338
                                                                    -----------
   Net increase in net assets resulting from operations............  $9,569,849
                                                                    ===========


                See accompanying notes to financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 1998     PERIOD ENDED
                                                (UNAUDITED)   DECEMBER 31, 1997*
                                               -------------  ------------------
  OPERATIONS:
   Net investment income.....................   $  1,180,511      $   356,005
   Net realized gain.........................      4,345,760           69,403
   Change in net unrealized appreciation or
    depreciation.............................      4,043,578          248,640
                                               -------------     ------------
   Net increase in net assets resulting from
    operations...............................      9,569,849          674,048
                                               -------------     ------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold...............................     89,012,961       72,956,730
   Shares redeemed...........................     (7,274,590)         --
                                               -------------     ------------
   Net increase in net assets resulting from
    capital share transactions (a)...........     81,738,371       72,956,730
                                               -------------     ------------
      TOTAL INCREASE IN NET ASSETS...........     91,308,220       73,630,778
                                               -------------     ------------
  NET ASSETS:
   Beginning of period.......................     73,630,788               10
                                               -------------     ------------
   End of period (including accumulated net
    investment income of $1,536,516 and
    $356,005, respectively)..................   $164,939,008      $73,630,788
                                               =============     ============
  (a) A summary of capital share transactions
   follows:
                                                  SHARES            SHARES
                                               -------------     ------------
    Shares sold..............................      7,541,613        7,143,966
    Shares redeemed..........................       (659,642)         --
                                               -------------     ------------
     Net increase in shares outstanding......      6,881,971        7,143,966
                                               =============     ============

 * The Fund commenced operations August 29, 1997.


              See accompanying notes to the financial statements.

 BRINSON U.S. EQUITY FUND                                 FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 1998    PERIOD ENDED
                                                (UNAUDITED)  DECEMBER 31, 1997*
                                               ------------- ------------------
  Net asset value, beginning of period.......     $10.3067        $10.0000
                                                 ---------       ---------
  Income from investment operations:
   Net investment income.....................       0.0597          0.0498
   Net realized and unrealized gain..........       1.3932          0.2569
                                                 ---------       ---------
    Total income from investment operations..       1.4529          0.3067
                                                 ---------       ---------
  Net asset value, end of period.............     $11.7596        $10.3067
                                                 =========       =========
  Total return (non-annualized)..............       14.10%           3.07%
  Ratios/Supplemental data
   Net assets, end of period (in 000s).......     $164,939         $73,631
   Ratio of expenses to average net assets:
    Before expense reimbursement.............        0.02%**         0.05%**
    After expense reimbursement..............        0.01%**         0.01%**
   Ratio of net investment income to average
    net assets:
    Before expense reimbursement.............        1.96%**         2.01%**
    After expense reimbursement..............        1.97%**         2.05%**
   Portfolio turnover rate...................          25%              9%
   Average commission rate paid per share....      $0.0457         $0.0309

 *The Fund commenced operations August 29, 1997.
 **Annualized


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 1998

----------------------------------------
U.S. EQUITIES
Basic Industries
  Chemicals....................    8.51%
  Housing/Paper................    5.69
  Metals.......................    0.00
                                -------
                                  14.20
Capital Investment
  Capital Goods................    8.91
  Technology...................    3.62
                                -------
                                  12.53
Consumer
  Autos/Durables...............    5.90
  Discretionary................    0.00
  Health: Drugs................    3.30
  Health: Non-Drugs............    1.97
  Non-Durables.................    2.13
  Retail/Apparel...............    4.78
                                  18.08
Energy.........................    8.15
Financial
  Banks........................   14.53
  Non-Banks....................    5.51
                                -------
                                  20.04
Services/Miscellaneous.........    2.11
Transportation.................    8.24
Utilities
  Electric.....................    8.47
  Telephone....................    6.25
                                -------
                                  14.72
                                -------
Total U.S. Equites.............   98.07
                                -------
SHORT-TERM INVESTMENTS.........    1.90
                                -------
TOTAL INVESTMENTS..............   99.97
CASH AND OTHER ASSETS, LESS
 LIABILITIES...................    0.03
                                -------
  NET ASSETS...................  100.00%
                                =======
----------------------------------------

 TOP TEN U.S. EQUITY HOLDINGS

 As of June 30, 1998

                                          PERCENT OF
                                          NET ASSETS
----------------------------------------------------
   1. Lockheed Martin Corp.                  4.07%
   2. Wells Fargo & Co.                      4.05
   3. Raytheon Co., Class B                  3.88
   4. Burlington Northern Santa Fe Corp.     3.37
   5. Kimberly Clark Corp.                   3.02
   6. Aetna Inc.                             2.92
   7. Sears, Roebuck and Co.                 2.68
   8. Aon Corp.                              2.59
   9. General Motors Corp.                   2.56
  10. Kerr-McGee Corp.                       2.54
----------------------------------------------------

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                         SHARES       VALUE
                                                       ----------- ------------

U.S. EQUITIES - 98.07%
Aetna Inc. ...........................................      42,000  $ 3,197,250
Allergan, Inc.........................................      30,000    1,391,250
Alltel Corp...........................................      53,900    2,506,350
Amerada Hess Corp.....................................      41,900    2,275,694
American Home Products Corp. .........................      25,000    1,293,750
Amoco Corp. ..........................................      65,800    2,738,925
Aon Corp. ............................................      40,300    2,831,075
Archer-Daniels-Midland Co. ...........................     120,000    2,325,000
AT&T Corp. ...........................................      38,300    2,187,888
BankBoston Corp. .....................................      35,900    1,996,937
Baxter International, Inc. ...........................      40,000    2,152,500
Betzdearborn Inc. ....................................      47,900    1,981,863
Burlington Northern Santa Fe Corp. ...................      37,500    3,682,031
Champion International Corp. .........................      42,000    2,065,875
Circuit City Stores--Circuit City Group...............      25,000    1,171,875
CMS Energy Corp. .....................................      52,800    2,323,200
Comerica, Inc. .......................................      33,600    2,226,000
Dow Chemical Co. .....................................      18,000    1,740,375
Entergy Corp. ........................................      81,600    2,346,000
FDX Corp.(b)..........................................      42,000    2,635,500
First Security Corp...................................      72,000    1,541,250
Firstar Corp..........................................      59,900    2,276,200
Fleet Financial Group, Inc............................      24,000    2,004,000
General Motors Corp...................................      41,900    2,799,444
Genzyme Corp. ........................................      36,000      920,250
Goodyear Tire & Rubber Co. ...........................      37,500    2,416,406
Harnischfeger Industries, Inc.........................      84,000    2,378,250
IBP Inc...............................................      59,900    1,085,688
Illinova Corp.........................................      71,800    2,154,000
IMC Global, Inc.......................................      27,200      819,400
Kerr-McGee Corp. .....................................      47,900    2,772,212
Kimberly Clark Corp. .................................      72,000    3,303,000
Lear Corp.(b).........................................      24,000    1,231,500
Lockheed Martin Corp..................................      42,000    4,446,750
Lyondell Petrochemical Co.............................      83,800    2,550,662
National Semiconductor Corp.(b).......................     119,700    1,578,544
Norfolk Southern Corp.................................      90,300    2,692,069
Northeast Utilities(b)................................     143,700    2,433,919
Praxair Inc. .........................................      24,000    1,123,500
Public Service Enterprise Group.......................      67,000    2,307,312
Raytheon Co., Class B.................................      71,800    4,245,175
Sears, Roebuck and Co.................................      48,000    2,931,000
Ultramar Diamond Shamrock Corp........................      36,000    1,136,250
Union Planters Corp...................................      24,000    1,411,500
US West Inc. .........................................      45,500    2,138,500
Wells Fargo & Co......................................      12,000    4,428,000

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                        SHARES        VALUE
                                                      ----------- -------------
U.S. EQUITIES - (CONTINUED)
Wendy's International Inc...........................       47,900  $  1,125,650
Westvaco Corp.......................................       30,000       847,500
York International Corp. ...........................       24,000     1,045,500
                                                                  -------------
TOTAL U.S. EQUITIES (COST $106,083,741).............                107,212,769
                                                                  -------------
INVESTMENT COMPANY - 1.83%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (COST $1,998,875).......................    1,998,875     1,998,875
                                                                  -------------
                                                         FACE
                                                        AMOUNT
                                                      -----------
TREASURY BILLS - 0.07%
U.S. Treasury Bill 0%, due 11/27/98 (COST $78,331)..   $   80,000        78,338
                                                                  -------------
TOTAL INVESTMENTS (COST $108,160,947) - 99.97% (A)..                109,289,982
                                                                  -------------
CASH AND OTHER ASSETS, LESS LIABILITIES - 0.03%.....                     28,745
                                                                  -------------
NET ASSETS - 100%...................................               $109,318,727
                                                                  =============


               See accompanying notes to schedule of investments.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND   SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $108,160,947; and net unrealized appreciation consisted of:

         Gross unrealized appreciation..............  $1,909,335
         Gross unrealized depreciation..............    (780,300)
                                                     -----------
             Net unrealized appreciation............  $1,129,035
                                                     ===========

(b) Non-income producing security.

FUTURES CONTRACTS

The Brinson U.S. Large Capitalization Value Equity Fund had the following open futures contracts as of June 30, 1998:

                                  SETTLEMENT               CURRENT   UNREALIZED
                                     DATE         COST      VALUE       GAIN
                                -------------- ---------- ---------- ----------
INDEX FUTURES BUY CONTRACTS
S&P 500 Index, 7 contracts..... September 1998 $1,999,424 $2,000,250    $826
                                                                       =====

The market value of investments pledged to cover margin requirements for the open futures positions at June 30, 1998 was $78,338.


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND      FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $106,162,072).......................  $107,291,107
  Affiliated issuers (Cost $1,998,875)...........................     1,998,875
 Cash............................................................   108,082,434
 Receivables:
  Dividends......................................................        43,534
  Interest.......................................................           317
                                                                  -------------
    TOTAL ASSETS.................................................   217,416,267
                                                                  -------------
LIABILITIES:
 Payables:
  Investment securities purchased................................   108,082,606
  Variation margin...............................................        14,875
  Accrued expenses...............................................            59
                                                                  -------------
    TOTAL LIABILITIES............................................   108,097,540
                                                                  -------------
NET ASSETS:
 Applicable to 10,814,505 shares; no par value, unlimited shares authorized.....................................................  $109,318,727
                                                                  =============
 Net asset value, offering price and redemption price per share
  ($109,318,727 / 10,814,505 shares).............................   $   10.1085
                                                                  =============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $108,145,052
 Accumulated net investment income...............................        43,814
 Net unrealized appreciation.....................................     1,129,861
                                                                  -------------
    NET ASSETS...................................................  $109,318,727
                                                                  =============


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND      FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998* (UNAUDITED)

INVESTMENT INCOME:
 Dividends.........................................................  $   43,534
 Interest..........................................................         339
                                                                    -----------
    TOTAL INCOME...................................................      43,873
                                                                    -----------
EXPENSES:
 Custodian.........................................................          15
 Miscellaneous.....................................................          44
                                                                    -----------
    TOTAL EXPENSES.................................................          59
                                                                    -----------
    NET INVESTMENT INCOME..........................................      43,814
                                                                    -----------
NET UNREALIZED GAIN:
 Change in net unrealized appreciation or depreciation on:
  Investments......................................................   1,129,035
  Futures contracts................................................         826
                                                                    -----------
   Change in net unrealized appreciation...........................   1,129,861
                                                                    -----------
 Net increase in net assets resulting from operations..............  $1,173,675
                                                                    ===========

* The Fund commenced operations on June 25, 1998.



                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND      FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED
                                                                 JUNE 30, 1998*
                                                                  (UNAUDITED)
                                                                 --------------
OPERATIONS:
 Net investment income..........................................  $     43,814
 Change in net unrealized appreciation..........................     1,129,861
                                                                 -------------
 Net increase in net assets resulting from operations...........     1,173,675
                                                                 -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................................   108,145,042
                                                                 -------------
 Net increase in net assets resulting from capital share trans-
  actions (a)...................................................   108,145,042
                                                                 -------------
    TOTAL INCREASE IN NET ASSETS................................   109,318,717
                                                                 -------------
NET ASSETS:
 Beginning of period............................................            10
                                                                 -------------
 End of period (including accumulated net investment income of
  $43,814)......................................................  $109,318,727
                                                                 =============
(a)A summary of capital share transactions follows:
                                                                     SHARES
                                                                 -------------
  Shares sold...................................................    10,814,504
                                                                 -------------
   Net increase in shares outstanding...........................    10,814,504
                                                                 =============

* The Fund commenced operations June 25, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. LARGE CAPITALIZATION VALUE EQUITY FUND      FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                   PERIOD ENDED
                                                                  JUNE 30, 1998*
                                                                   (UNAUDITED)
                                                                  --------------
Net asset value, beginning of period.............................    $10.0000
                                                                    ---------
 Net investment income...........................................      0.0040
 Net unrealized gain.............................................      0.1045
                                                                    ---------
  Total income from investment operations........................      0.1085
                                                                    ---------
Net asset value, end of period...................................    $10.1085
                                                                    =========
Total return (non-annualized)....................................      1.09 %
Ratios/Supplemental data
 Net assets, end of period (in 000s).............................    $109,319
 Ratio of expenses to average net assets.........................      0.01 %**
 Ratio of net investment income to average net assets............      2.94 %**
 Portfolio turnover rate.........................................          0%
 Average commission rate paid per share..........................    $ 0.0443

*  The Fund commenced operations June 25, 1998.
** Annualized


                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

The Brinson Post-Venture Fund invests in common stocks of companies with market capitalizations between $50 and $620 million, which represent the lower 75% of value of the Wilshire 5000 Equity Index. We define this equity sector as the "mini-cap" sector. The Fund's emphasis is on companies that developed with the assistance of professional venture capitalists since, we believe, venture-backed companies have stronger management and are better positioned for growth in the future.

Since its performance inception on April 30, 1995, the Brinson Post-Venture Fund has provided an annualized return of 26.65% compared to 21.49% for the Wilshire Small Stock Index, a capitalization weighted index of companies which represents the lower 7.50% of market capitalizations within the Wilshire 5000 Equity Index. The Fund's performance was achieved at an annualized volatility of 12.74% which was lower than index volatility of 5.41%. For the first six months of 1998, the Brinson Post-Venture Fund had a return of 5.39% versus the 6.13% return of the Wilshire Small Stock Index.

Industry selection had a modestly negative impact on Fund performance in the first half. An underweighting in business services had the most negative affect on Fund performance, as internet related companies had very strong performance. Underweightings in business machines and real property and an overweighting in business machines also detracted from overall Fund performance. On the positive side, underweightings in drugs and medicine and energy and an overweighting in apparel enhanced Fund performance.

The overall stock specific influence was also modestly negative in the first six months. The Fund's better performing stocks included NCI Building Systems, Financial Security Assurance, Stanley Furniture, National Computer Systems, and Trans Financial Corp. The worst performing stocks included Microsemi Corp, DT Industries, and Sholodge Inc.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                            6 MONTHS 1 YEAR  3 YEARS ANNUALIZED
                             ENDED    ENDED   ENDED   4/30/95*
                            6/30/98  6/30/98 6/30/98 TO 6/30/98
---------------------------------------------------------------
Brinson Post-Venture Fund     5.39%   23.62%  26.13%   26.65%
---------------------------------------------------------------
Wilshire Small Stock Index    6.13%   18.31%  19.72%   21.49%
---------------------------------------------------------------

* Performance inception date of the Brinson Post-Venture Fund

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Post-Venture Fund and the Wilshire Small Stock Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON POST-VENTURE FUND
VS. WILSHIRE SMALL STOCK INDEX

                           [LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON POST-VENTURE FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 1998

U.S. EQUITIES
Capital Goods...................   8.00%
Consumer
 Durables.......................   8.30
 Non-Durables...................  14.38
                                 ------
                                  22.68
Energy..........................   1.45
Finance
 Banks..........................   5.38
 Non Banks......................  20.60
                                 ------
                                  25.98
Materials & Services............  15.26
Technology......................  15.13
Transportation..................   4.10
Utilities.......................   3.40
                                 ------
  Total U.S. Equites............  96.00
                                 ------
Brinson Relationship Fund.......   3.14
                                 ------
SHORT-TERM INVESTMENTS..........   0.67
                                 ------
  TOTAL INVESTMENTS.............  99.81
CASH AND OTHER ASSETS,
 LESS LIABILITIES...............   0.19
                                 ------
  NET ASSETS.................... 100.00%
                                 ======

TOP TEN U.S. EQUITY HOLDINGS

As of June 30, 1998

                                PERCENT OF
                                NET ASSETS
------------------------------------------
 1. Financial Security Assur-
    ance Holdings Ltd.             3.15%
 2. LTC Properties, Inc.           2.33
 3. Indymac Mortgage Holdings,
    Inc.                           2.18
 4. RFS Hotel Investors, Inc.      2.07
 5. Shorewood Packaging Corp.      1.97
 6. North Fork Bancorporation,
   Inc.                            1.87
 7. Coachmen Industries, Inc.      1.84
 8. Scotsman Industries, Inc.      1.66
 9. Innkeepers USA Trust           1.58
10. Connecticut Energy Corp.       1.47
------------------------------------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                        SHARES       VALUE
                                                       --------- --------------
  EQUITIES - 96.00%
  U.S. EQUITIES - 96.00%
  AFC Cable Systems, Inc. (b).........................    40,062   $  1,422,201
  Align-Rite International, Inc. (b)..................   142,000      2,112,250
  Allied Capital Corp. II.............................   158,240      3,876,880
  Allied Life Financial Corp. ........................   132,325      3,820,884
  Altron Inc. (b).....................................   251,300      3,235,487
  American Business Products, Inc. ...................   296,270      6,073,535
  AmerUs Life Holdings, Inc., Class A.................   175,200      5,672,100
  Apartment Investment & Management Co. ..............    86,522      3,417,619
  Applied Power, Inc., Class A........................   125,000      4,296,875
  Ascent Entertainment Group, Inc. (b)................   140,800      1,566,400
  Atmos Energy Corp. .................................   113,850      3,472,425
  Bacou USA, Inc. (b).................................   283,000      5,889,938
  BancTec, Inc. (b)...................................   264,800      6,123,500
  BEI Medical Systems Co., Inc. ......................   222,800        891,200
  BEI Technologies, Inc. .............................   214,200      4,096,575
  Bell Microproducts, Inc. (b)........................   117,200        933,938
  Benchmark Electronics, Inc. (b).....................   186,300      3,726,000
  Bon-Ton Stores, Inc. (b)............................   165,919      2,665,074
  Cadmus Communications Corp. ........................   177,200      4,297,100
  Callon Petroleum Co. (b)............................   113,300      1,621,606
  Carmike Cinemas, Inc., Class A (b)..................   165,200      4,450,075
  Celadon Group, Inc. (b).............................   201,800      3,834,200
  Centerpoint Properties Corp. .......................   178,600      5,904,962
  CFI ProServices, Inc. (b)...........................   155,600      2,645,200
  Chandler Insurance Co., Ltd. (b)....................   119,900        929,225
  Clean Harbors, Inc. (b).............................   200,600        388,662
  Coachmen Industries, Inc. ..........................   312,599      8,166,649
  Commonwealth Industries, Inc........................   304,000      3,040,000
  Connecticut Energy Corp. ...........................   232,800      6,489,300
  Continental Natural Gas, Inc. (b)...................   108,300        758,100
  Coventry Health Care, Inc. (b)......................    96,395      1,433,876
  Crown Crafts, Inc. .................................   189,600      2,915,100
  Dayton Superior Corp. (b)...........................   190,300      3,425,400
  Delta Financial Corp. (b)...........................   245,800      4,516,575
  Department 56, Inc. (b).............................   114,400      4,061,200
  Dress Barn, Inc. (b)................................    49,950      1,242,506
  Drug Emporium, Inc. (b).............................    33,200        128,650
  DT Industries, Inc..................................   215,600      5,228,300
  Electromagnetic Sciences, Inc. (b)..................   189,200      3,594,800
  Emmis Broadcasting Corp., Class A (b)...............   106,400      5,087,250
  Emulex Corp. (b)....................................   109,700        651,344
  Eskimo Pie Corp. ...................................    80,100      1,011,263
  Evans & Sutherland Computer Corp. (b)...............   143,700      3,619,444
  Exabyte Corp. (b)...................................   328,700      2,742,591
  FBL Financial Group, Inc., Class A..................   154,500      3,959,063
  Fidelity National Corp. (b).........................   150,100      1,688,625
  Financial Security Assurance Holdings Ltd. .........   237,373     13,945,664
  Golf Trust of America, Inc. ........................   130,600      4,489,375
  GP Strategies Corp. (b).............................    45,380        663,682

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                             SHARES      VALUE
                                            -------- -------------
  EQUITIES - (CONTINUED)
  U.S. EQUITIES - (CONTINUED)
  Gradall Industries, Inc. (b)............. 213,200   $  3,118,050
  Granite Broadcasting Corp. (b)........... 242,100      2,874,938
  Granite Broadcasting Corp., Preferred....  31,100      1,834,900
  Haggar Corp.............................. 201,400      2,567,850
  Harborside Healthcare Corp. (b).......... 141,400      3,375,925
  Hardinge, Inc............................ 167,250      4,076,719
  Hartmarx Corp. (b)....................... 389,100      2,942,569
  Helen of Troy Ltd. (b)................... 291,100      6,404,200
  Hollywood Park, Inc. ....................  70,800        893,850
  Huffy Corp............................... 114,250      2,070,781
  Hycor Biomedical, Inc. (b)............... 217,500        435,000
  Indymac Mortgage Holdings, Inc. ......... 424,000      9,646,000
  Innkeepers USA Trust..................... 555,900      7,018,237
  Insilco Corp. (b)........................  63,000      2,795,625
  Integrated Circuit Systems, Inc. (b).....  96,700      1,607,638
  InterTan, Inc. (b)....................... 279,700      1,503,387
  inTEST Corp. (b)......................... 170,500      1,023,000
  Jason, Inc. (b).......................... 411,000      3,596,250
  JLM Industries, Inc. (b)................. 191,000      1,862,250
  Kellwood Co.............................. 141,375      5,054,156
  Kevco, Inc. (b).......................... 142,800      3,150,525
  KLLM Transport Services, Inc. (b)........ 148,265      1,760,647
  Landstar System, Inc. (b)................ 163,100      5,698,306
  LTC Properties, Inc...................... 554,600     10,329,425
  M & F Worldwide Corp. (b)................ 185,400      1,842,413
  M.S. Carriers, Inc. (b)..................  87,800      2,381,575
  M/A/R/C, Inc............................. 161,270      2,660,955
  MacNeal-Schwendler Corp. (b)............. 105,220      1,032,471
  Mariner Health Group, Inc. (b)...........  80,900      1,344,963
  Marquette Medical Systems (b)............ 204,100      5,236,441
  Maxim Group, Inc. (b).................... 285,700      5,678,288
  Methode Electronics, Inc., Class A....... 267,980      4,153,690
  Microsemi Corp. (b)...................... 289,400      2,676,950
  Midway Airlines, Corp. (b)............... 133,800      2,558,925
  National Computer Systems, Inc. ......... 154,640      3,711,360
  National Information Group .............. 122,350      1,070,562
  NCI Building Systems, Inc. (b)........... 104,300      6,023,325
  Nichols Research Corp. (b)............... 220,054      6,010,225
  North Fork Bancorporation, Inc........... 338,100      8,262,319
  Norton McNaughton, Inc. (b).............. 179,700      1,168,050
  OEA, Inc. (b)............................ 122,100      1,953,600
  Optek Technology, Inc. (b)............... 107,200      2,050,200
  OSI Systems, Inc. ....................... 291,200      2,912,000
  PBOC Holdings, Inc....................... 164,200      2,268,012
  Piccadilly Cafeterias, Inc............... 214,000      2,755,250
  Pluma, Inc. (b)...........................164,600..    1,100,762
  Pool Energy Services Co. (b)..............272,400..    4,017,900
  Premier Financial Bancorp, Inc........... 116,300      2,369,612
  ProCyte Corp. (b)........................ 448,000        364,000

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                        SHARES       VALUE
                                                      ---------- -------------
  EQUITIES - (CONTINUED)
  U.S. EQUITIES - (CONTINUED)
  Quixote Corp. .....................................    224,300  $  2,747,675
  Rainbow Technologies, Inc. (b).....................    189,600     3,886,800
  Ramsay Health Care, Inc. (b).......................    160,900       321,800
  Rare Hospitality International, Inc. (b)...........    118,861     1,745,771
  Regal Beloit Corp..................................    195,620     5,575,170
  RFS Hotel Investors, Inc...........................    481,800     9,154,200
  Safeguard Health Enterprises, Inc. (b).............    142,100       888,125
  Sanfilippo (John B.) & Son, Inc. (b)...............    262,700     1,280,662
  Scotsman Industries, Inc...........................    265,200     7,359,300
  Shaw Group, Inc. (b)...............................    129,300     3,361,800
  Shelby Williams Industries, Inc. ..................    197,000     2,955,000
  Sholodge, Inc. (b).................................    273,200     2,151,450
  Shorewood Packaging Corp. (b)......................    549,700     8,726,487
  Silicon Valley Bancshares (b)......................    132,180     4,704,782
  SOS Staffing Services, Inc. (b)....................    154,000     2,704,625
  Southern Pacific Funding Corp. (b).................     92,950     1,458,153
  Special Metals Corp. (b)...........................    122,500     1,715,000
  Stanley Furniture Co., Inc. (b)....................    220,520     5,595,695
  Storage USA, Inc. .................................    161,100     5,638,500
  Sun Healthcare Group, Inc. (b).....................    190,580     2,787,232
  TBC Corp. (b)......................................    269,600     1,786,100
  Team, Inc. (b).....................................    134,480       621,970
  The Middleby Corp. (b).............................    194,600     1,191,925
  Tractor Supply Co. (b).............................     97,000     2,412,875
  Trimble Navigation Limited (b).....................     90,800     1,469,825
  USA Networks Inc. (b)..............................     96,948     2,435,819
  Vans, Inc. (b).....................................    152,600     1,478,312
  Varlen Corp. ......................................     97,000     3,346,500
  Weider Nutrition International, Inc................    134,100     2,279,700
  York Group, Inc....................................    102,500     1,947,500
                                                                 -------------
  TOTAL EQUITIES (COST $353,888,905).................              425,195,497
                                                                 -------------
  INVESTMENT COMPANY - 3.14%
  Brinson Supplementary Trust U.S. Cash Management
   Prime Fund (COST $13,887,402)..................... 13,887,402    13,887,402
                                                                 -------------

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                         FACE
                                                        AMOUNT       VALUE
                                                      ---------- -------------
  SHORT-TERM INVESTMENTS - 0.67%
  U.S. GOVERNMENT OBLIGATIONS - 0.11%
  U.S. Treasury Bill 5.07%, due 11/27/98............. $  500,000  $    489,612
                                                                 -------------
  COMMERCIAL PAPER - 0.56%
  Raytheon Co. 5.700%, due 07/01/98..................  1,000,000     1,000,000
  Union Pacific Corp. 5.750%, due 08/31/98...........  1,500,000     1,485,818
                                                                 -------------
                                                                     2,485,818
                                                                 -------------
  TOTAL SHORT-TERM INVESTMENTS (COST $2,975,236).....                2,975,430
                                                                 -------------
  TOTAL INVESTMENTS (COST $370,751,543) -  99.81%
   (A)...............................................              442,058,329
                                                                 -------------
  CASH AND OTHER ASSETS, LESS LIABILITIES - 0.19%....                  826,627
                                                                 -------------
  NET ASSETS - 100%..................................             $442,884,956
                                                                 =============




               See accompanying notes to schedule of investments.

 BRINSON POST-VENTURE FUND                             SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $370,751,543; and net unrealized appreciation consisted of:

         Gross unrealized appreciation...........   $ 93,638,917
         Gross unrealized depreciation...........    (22,332,131)
                                                   -------------
            Net unrealized appreciation..........   $ 71,306,786
                                                   =============

 (b) Non-income producing security.

 FUTURES CONTRACTS
 The Brinson Post-Venture Fund had the following open futures contracts as of June 30, 1998:

                               SETTLEMENT                 CURRENT   UNREALIZED
                                  DATE         COST        VALUE       GAIN
                             -------------- ----------- ----------- ----------
  INDEX FUTURES BUY CON-
   TRACTS
  S&P 500 Index, 42 con-
   tracts................... September 1998 $11,799,144 $12,001,500  $202,356
                                                                    =========

 The market value of investments pledged to cover margin requirements for the open futures positions at June 30, 1998 was $489,612.



                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1998 (UNAUDITED)

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $356,864,141).................... $ 428,170,927
    Affiliated issuers (Cost $13,887,402).......................    13,887,402
   Cash.........................................................       306,600
   Receivables:
    Investment securities sold..................................       957,890
    Interest....................................................        15,304
    Dividends...................................................       781,978
    Due from Advisor............................................        23,281
                                                                 -------------
      TOTAL ASSETS..............................................   444,143,382
                                                                 -------------
  LIABILITIES:
   Payables:
    Investment securities purchased.............................     1,145,895
    Variation margin............................................        89,250
    Accrued expenses............................................        23,281
                                                                 -------------
      TOTAL LIABILITIES.........................................     1,258,426
                                                                 -------------
  NET ASSETS:
   Applicable to 20,944,331 shares; no par value, unlimited
    shares authorized...........................................  $442,884,956
                                                                 =============
   Net asset value, offering and redemption price per share
    ($442,884,956 / 20,944,331 shares)..........................  $    21.1458
                                                                 =============
  NET ASSETS CONSIST OF:
   Paid in capital..............................................  $217,523,173
   Accumulated net investment income............................    18,318,014
   Accumulated net realized gain................................   135,534,627
   Net unrealized appreciation..................................    71,509,142
                                                                 -------------
      NET ASSETS................................................  $442,884,956
                                                                 =============

                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

  INVESTMENT INCOME:
   Dividends.....................................................  $  3,275,385
   Interest......................................................       464,822
                                                                  -------------
      TOTAL INCOME...............................................     3,740,207
                                                                  -------------
  EXPENSES:
   Professional..................................................        16,376
   Custodian.....................................................         5,401
   Other.........................................................         4,583
                                                                  -------------
      TOTAL EXPENSES.............................................        26,360
                                                                  -------------
      Expenses reimbursed by Advisor.............................       (26,360)
                                                                  -------------
      NET EXPENSES...............................................             0
                                                                  -------------
      NET INVESTMENT INCOME......................................     3,740,207
                                                                  -------------
  NET REALIZED AND UNREALIZED GAIN:
   Net realized gain on:
    Investments..................................................    27,832,500
    Futures contracts............................................     1,243,090
                                                                  -------------
     Net realized gain...........................................    29,075,590
                                                                  -------------
   Change in net unrealized appreciation or depreciation on:
    Investments..................................................   (11,832,489)
    Futures contracts............................................       209,601
                                                                  -------------
     Change in net unrealized appreciation or depreciation.......   (11,622,888)
                                                                  -------------
   Net realized and unrealized gain..............................    17,452,702
                                                                  -------------
   Net increase in net assets resulting from operations..........  $ 21,192,909
                                                                  =============

                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS
                                                   ENDED            YEAR
                                               JUNE 30, 1998        ENDED
                                                (UNAUDITED)   DECEMBER 31, 1997
                                               -------------  -----------------
  OPERATIONS:
   Net investment income......................  $  3,740,207     $  6,192,998
   Net realized gain..........................    29,075,590       50,571,206
   Change in net unrealized appreciation or
    depreciation..............................   (11,622,888)      38,360,184
                                               -------------    -------------
   Net increase in net assets resulting from
    operations................................    21,192,909       95,124,388
                                               -------------    -------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold................................   119,150,000       44,110,536
   Shares redeemed............................  (102,810,000)     (32,861,125)
                                               -------------    -------------
   Net increase in net assets resulting from
    capital share transactions (a)............    16,340,000       11,249,411
                                               -------------    -------------
      TOTAL INCREASE IN NET ASSETS............    37,532,909      106,373,799
                                               -------------    -------------
  NET ASSETS:
   Beginning of period........................   405,352,047      298,978,248
                                               -------------    -------------
   End of period (including accumulated net
    investment income of $18,318,014 and
    $14,577,807, respectively)................  $442,884,956     $405,352,047
                                               =============    =============

 (a)A summary of capital share transactions follows:
                                                  SHARES           SHARES
                                               -------------    -------------
    Shares sold...............................     5,837,448        2,434,473
    Shares redeemed...........................    (5,096,600)      (1,835,022)
                                               -------------    -------------
     Net increase in shares outstanding.......       740,848          599,451
                                               =============    =============

                See accompanying notes to financial statements.

 BRINSON POST-VENTURE FUND                                FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

 The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                             SIX MONTHS
                                ENDED      YEAR ENDED   YEAR ENDED  PERIOD ENDED
                            JUNE 30, 1998 DECEMBER 31, DECEMBER 31, DECEMBER 31,
                             (UNAUDITED)      1997         1996        1995*
                            ------------- ------------ ------------ ------------
  Net asset value,
   beginning of period....     $20.0635     $15.2509     $11.9936     $10.0000
                              ---------    ---------    ---------    ---------
  Income from investment
   operations:
   Net investment income..       0.1531       0.2938       0.2617       0.1660
   Net realized and
    unrealized gain.......       0.9292       4.5188       2.9956       1.8276
                              ---------    ---------    ---------    ---------
    Total income from
     investment
     operations...........       1.0823       4.8126       3.2573       1.9936
                              ---------    ---------    ---------    ---------
  Net asset value, end of
   period.................     $21.1458     $20.0635     $15.2509     $11.9936
                              =========    =========    =========    =========
  Total return (non-
   annualized)............        5.39%       31.56%       27.16%       19.94%
  Ratios/Supplemental data
   Net assets, end of
    period
    (in 000s).............     $442,885     $405,352     $298,978     $256,810
   Ratio of expenses to
    average net assets:
    Before expense
     reimbursement........        0.01%**      0.03%        0.09%        0.17%**
    After expense
     reimbursement........        0.00%**      0.00%        0.00%        0.00%**
   Ratio of net investment
    income to average net
    assets:
    Before expense
     reimbursement........        1.72%**      1.76%        1.78%        1.85%**
    After expense
     reimbursement........        1.73%**      1.79%        1.87%        2.02%**
   Portfolio turnover
    rate..................          18%          45%          39%          25%
   Average commission rate
    paid per share........      $0.0517      $0.0598      $0.0359      $0.0255

 *The Fund commenced operations April 28, 1995.
 **Annualized


                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 1998

----------------------------------------
NON-U.S. EQUITIES
Common Stock
  Aerospace....................    0.22%
  Airlines.....................    0.38
  Autos/Durables...............    3.49
  Banks........................   11.85
  Beverages & Tobacco..........    2.48
  Broadcasting & Publishing....    2.37
  Building Materials...........    1.57
  Business & Public Service....    3.43
  Chemicals....................    3.10
  Construction.................    0.95
  Data Processing..............    0.88
  Electric Components..........    1.26
  Electronics..................    6.47
  Energy.......................    6.74
  Financial Services...........    1.84
  Food & House Products........    4.71
  Forest Products..............    1.26
  Gold Mining..................    0.06
  Health: Drugs................    3.44
  Health: Non-Drugs............    4.42
  Industrial Components........    1.62
  Insurance....................    5.24
  Investment Companies.........    0.14
  Leisure & Tourism............    0.71
  Machinery & Emgineering......    0.66
  Merchandising................    3.99
  Metals--Non-Ferrous..........    1.58
  Metals--Steel................    1.80
  Miscellaneous Materials......    0.04
  Multi-Industry...............    5.00
  Real Estate..................    0.46
  Recreation...................    0.50
  Retail/Apparel...............    0.21
  Shipping.....................    0.02
  Telecommunications...........    7.70
  Textiles and Apparel.........    0.29
  Transportation...............    1.10
  Utilities....................    3.24
  Wholesale & International
   Trade.......................    0.47
                                -------
                                  95.69
Preferred Stock
  Broadcasting & Publishing....    0.19
Warrants.......................    0.01
                                -------
TOTAL INVESTMENTS..............   95.89
CASH AND OTHER ASSETS, LESS
 LIABILITIES...................    4.11
                                -------
  NET ASSETS...................  100.00%
                                =======
----------------------------------------

TOP TEN NON-U.S. EQUITY HOLDINGS

As of June 30, 1998

                               PERCENT OF
                               NET ASSETS
-----------------------------------------
   1. Novartis AG (Reg.)          1.55%
   2. Glaxo Wellcome PLC          1.54%
   3. Nokia Oyj, Class A          1.32%
   4. British Petroleum Co.
       PLC                        1.25%
   5. Roche Holding AG (Gen.)     1.21%
   6. Royal Dutch Petroleum
       Co.                        1.20%
   7. CS Holdings AG (Reg.)       1.18%
   8. British Telecommunica-
       tions PLC                  1.13%
   9. B.A.T. Industries PLC       1.12%
  10. Telecom Corp. of New
       Zealand Ltd.               1.08%
-----------------------------------------

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

EQUITIES - 95.89%
AUSTRALIA - 4.62%
Amcor Ltd. ........................................         8,700  $     38,092
Boral Ltd. ........................................        25,700        48,225
Brambles Industries Ltd. ..........................         4,100        80,465
Broken Hill Proprietary Co., Ltd...................        25,400       214,717
CSR Ltd............................................        15,800        45,598
Coca-Cola Amatil Ltd...............................         5,000        33,442
David Jones Ltd. ..................................        55,100        63,128
Lend Lease Corp., Ltd. ............................         3,800        76,836
Mayne Nickless Ltd. ...............................        12,700        67,247
National Australia Bank Ltd. ......................        18,000       237,439
News Corp. Ltd. ...................................        31,900       260,379
News Corp. Ltd., Preferred.........................        10,700        75,807
Orica Ltd. ........................................         5,800        34,303
Pacific Dunlop Ltd. ...............................        26,400        42,672
Qantas Airways Ltd. ...............................        26,500        39,880
Rio Tinto PLC......................................         6,200        73,721
Santos Ltd.........................................        11,400        35,300
Telstra Corp., Ltd. ...............................        53,900       138,194
WMC Ltd. ..........................................        21,200        63,808
Westpac Banking Corp., Ltd.........................        29,100       177,513
Woolworth's Ltd....................................        11,100        36,090
                                                                  -------------
                                                                      1,882,856
                                                                  -------------
BELGIUM - 4.32%
Delhaize-Le Lion S.A. (b)..........................         2,000       139,747
Electrabel S.A. ...................................         1,100       311,879
Fortis AG (b)......................................           100             5
Fortis AG Strip....................................         1,500       382,962
Groupe Bruxelles Lambert S.A. (b)..................           600       121,097
KBC Bancassurance Holding (b)......................         2,700       232,687
Petrofina S.A......................................           500       205,254
Solvay S.A., Class A...............................         1,600       126,848
Tractebel..........................................         1,200       175,759
Union Miniere S.A..................................         1,000        61,811
                                                                  -------------
                                                                      1,758,049
                                                                  -------------
CANADA - 2.95%
Agrium, Inc........................................         2,800        34,938
Alcan Aluminum Ltd.................................         2,100        57,834
Bank of Montreal...................................         1,600        88,127
Barrick Gold Corp. ................................         1,300        24,752
Canadian National Railway Co.......................         1,500        79,763
Canadian Pacific Ltd...............................         4,900       137,944
Extendicare, Inc., Class A (b).....................         3,600        29,131
Hudson's Bay Co. ..................................         1,900        43,540
Imasco, Ltd........................................         2,500        46,155

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------


June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

Imperial Oil Ltd. .................................         5,300  $     92,622
Magna International, Inc., Class A.................           600        41,085
Moore Corp., Ltd. .................................         2,400        31,824
NOVA Corp..........................................         6,000        68,747
Newbridge Networks Corp. (b).......................           700        16,731
Noranda, Inc.......................................         2,200        37,998
Potash Corp. of Saskatchewan, Inc..................           700        52,740
Royal Bank of Canada...............................         1,900       114,341
Seagram Co., Ltd. .................................           900        36,689
Shaw Communications, Inc. Class B..................         3,400        66,123
TransCanada Pipelines Ltd..........................         2,900        64,287
Westcoast Energy, Inc. ............................         1,500        33,405
                                                                  -------------
                                                                      1,198,776
                                                                  -------------
DENMARK - 0.19%
Den Danske Bank Group..............................           400        47,986
Tele Danmark A/S...................................           300        28,792
                                                                  -------------
                                                                         76,778
                                                                  -------------
FINLAND - 2.20%
Cultor Oyj.........................................           700        11,355
Merita Ltd., Class A...............................        15,400       101,610
Metsa-Serla Oyj, Series B..........................         3,000        28,980
Nokia Oyj, Class A (b).............................         7,300       536,872
Outokumpu Oyj, Class A.............................         2,800        35,724
Sampo Insurance Co., Ltd., Series A................         1,100        52,128
UPM-Kymmene Corp...................................         3,500        96,328
Valmet OY..........................................         1,800        31,036
                                                                  -------------
                                                                        894,033
                                                                  -------------
FRANCE - 8.67%
Air Liquide........................................           400        66,159
Alcatel Alsthom....................................           800       162,884
AXA-UAP-Ctf de Valeur Garant.......................         1,600       179,954
AXA-UAP-Ctf de Valeur Warrants (b).................           900           307
Banque Nationale de Paris..........................         1,800       147,072
Carrefour S.A......................................           200       126,530
Cie de Saint Gobain................................           900       166,871
Dexia France (b) ..................................           800       107,708
Elf Aquitaine S.A. ................................         1,400       196,824
Eridania Beghin-Say S.A............................           300        66,242
France Telecom S.A.................................         3,400       234,502
Groupe Danone......................................           500       137,860
Lafarge S.A........................................           800        82,699
Lagardere S.C.A....................................         2,500       104,077
Michelin, Class B..................................         1,700        98,131
Paribas (Ex-Banque Paribas) (b) ...................         1,200       128,415
Pechiney S.A., Class A.............................         1,700        68,467

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

Peugeot S.A. ......................................           800  $    172,014
Pinault-Printemps-Redoute S.A......................           100        83,692
Rhone-Poulenc, Class A.............................         3,000       169,203
SEITA..............................................         3,000       135,958
Societe Generale...................................           800       166,325
Suez Lyonnaise des Eaux S.A. (b) ..................         1,200       197,486
Thomson CSF........................................         2,400        91,300
Total S.A., Class B................................         1,100       143,004
Usinor Sacilor.....................................         2,500        38,621
Vivendi............................................         1,200       256,235
Vivendi Warrants "01' (b)..........................         1,200         2,362
                                                                  -------------
                                                                      3,530,902
                                                                  -------------
GERMANY - 10.03%
Allianz AG Holding (b).............................         1,300       428,532
BASF AG............................................         1,900        90,000
Bayer AG...........................................         4,700       242,421
Bayerische Motoren Werke AG (b)....................           100       100,886
Commerzbank AG.....................................         1,000        38,227
Continental AG.....................................         3,300       102,748
Daimler-Benz AG....................................         2,000       196,122
Deutsche Bank AG...................................         3,100       262,512
Deutsche Telekom AG................................        13,000       350,748
Dresdner Bank AG...................................         3,800       204,842
Hochtief AG........................................         1,100        52,715
Hoechst AG.........................................         1,500        74,875
M.A.N. AG..........................................           200        77,784
Mannesmann AG (b)..................................         2,000       202,881
Metro AG...........................................         2,600       157,729
Metro AG-Rts (b)...................................         2,600           101
Muenchener Rueckver AG.............................           700       347,091
Preussag AG........................................           400       142,715
RWE AG.............................................         2,300       136,343
Schering AG........................................         1,200       141,407
Siemens AG.........................................         3,800       231,158
Thyssen AG.........................................           500       126,593
VEBA AG............................................         2,700       183,989
Volkswagen AG......................................           200       192,244
                                                                  -------------
                                                                      4,084,663
                                                                  -------------
HONG KONG - 0.59%
CLP Holdings Limited...............................         5,000        22,778
Cheung Kong Holdings, Ltd..........................         9,000        44,253
Citic Pacific Ltd..................................         5,000         8,840
Hang Seng Bank Ltd.................................         3,600        20,350
Hong Kong Telecommunications Ltd. .................        10,400        19,529
Hong Kong and China Gas Co., Ltd...................        24,000        27,257
Hong Kong and China Gas Wts 9/99 (b) ..............         1,000            68

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

Hutchinson Whampoa Ltd.............................        10,000  $     52,784
Johnson Electric Holdings Ltd......................         5,000        18,519
South China Morning Post Holdings Ltd..............        10,000         4,807
Sun Hung Kai Properties, Ltd. .....................         5,000        21,230
                                                                  -------------
                                                                        240,415
                                                                  -------------
ITALY - 4.10%
Assicurazioni Generali.............................         6,000       195,100
Banca Commerciale Italiana.........................         4,000        23,920
Credito Italiano Spa...............................        23,000       120,399
Danieli & Co. Savings (Risp).......................        12,000        55,695
ENI SpA ADR........................................         1,800       117,000
ENI Spa............................................        35,000       229,389
Edison Spa.........................................         2,000        16,050
Fiat Spa-Priv Preferred............................        39,000        97,086
INA-Instituto Mobiliare Italiano Spa...............         6,000        94,512
INA-Istituto Nazionale delle Assicurazioni.........        11,000        31,251
Instituto Bancario San Paolo di Torino.............         5,000        72,150
Italgas Spa........................................         3,000        12,219
La Rinascente Spa..................................         7,000        69,703
Montedison Spa.....................................        84,000       104,200
Parmalet Finanziaria Spa...........................        28,000        57,101
Telecom Italia Mobile Spa RNC......................        22,000        74,259
Telecom Italia Mobile Spa..........................        26,000       158,994
Telecom Italia Spa.................................        19,000       139,864
                                                                  -------------
                                                                      1,668,892
                                                                  -------------
JAPAN - 16.45%
Amada Co., Ltd.....................................        14,000        68,091
Bank of Tokyo-Mitsubushi, Ltd......................        13,000       137,601
Canon Sales Co., Inc. .............................         5,000        67,947
Canon, Inc. .......................................        11,000       249,667
Citizen Watch Co., Ltd.............................        13,000       107,252
Dai Nippon Printing Co., Ltd. .....................        13,000       207,479
Daiichi Pharmaceutical Co., Ltd....................        13,000       171,416
Daikin Industries Ltd..............................        15,000        96,624
Daiwa House Industry Co., Ltd. ....................         8,000        70,613
Denso Corp.........................................        11,000       182,296
Fanuc..............................................         6,000       207,515
Fuji Photo Film....................................         1,000        34,802
Fujitsu............................................         9,000        94,679
Hitachi Ltd........................................        27,000       176,064
Honda Motor Co.....................................         6,000       213,568
Hoya Corp. ........................................         3,000        84,952
Inax...............................................        11,000        37,807
Ito Yokado Co., Ltd. ..............................         5,000       235,256
Kaneka Corp........................................        15,000        78,899
Keio Teito Electric Railway........................        17,000        61,858

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

Kinki Nippon Railway...............................        17,000  $     79,620
Kirin Brewery Co., Ltd. ...........................        16,000       151,025
Kokuyo.............................................         5,000        84,663
Kuraray Co., Ltd. .................................        17,000       144,418
Kyocera Corp.......................................         2,000        97,705
Marui Co., Ltd.....................................         8,000       119,321
Matsushita Electric Industrial Co..................        16,000       257,088
NGK Insulators.....................................        25,000       217,062
Nintendo Corp., Ltd. ..............................         1,000        92,589
Nippon Meat Packers, Inc...........................         9,000       110,178
Nippon Steel Co. ..................................        14,000        24,614
Okumura............................................        16,000        56,144
Omron Corp.........................................         4,000        61,102
Osaka Gas Co.......................................        27,000        69,258
Sankyo Co., Ltd....................................        14,000       318,766
Secom Co., Ltd.....................................         3,000       173,146
Sega Enterprises Ltd...............................         2,000        34,514
Seino Transportation...............................        12,000        66,578
Sekisui House Ltd..................................        13,000       100,695
Shin-Etsu Chemical Co., Ltd........................         1,000        17,293
Sony Corp..........................................         3,000       258,313
Sumitomo Bank......................................         3,000        29,182
Sumitomo Chemical Co...............................        19,000        58,594
Sumitomo Electric Industries.......................        12,000       121,310
TDK Corp...........................................         2,000       147,710
Takeda Chemical Industries.........................         9,000       239,291
Tokio Marine & Fire Insurance Co...................        14,000       143,848
Tokyo Electric Power...............................         4,000        78,395
Tonen Corp.........................................        10,000        51,807
Toray Industries, Inc..............................        37,000       191,952
Toshiba Corp.......................................        37,000       151,162
Toyo Suisan Kaisha.................................         7,000        42,670
Toyota Motor Corp..................................        10,000       258,674
Yamato Transport Co., Ltd..........................         1,000        11,204
Yamazaki Banking Co., Ltd..........................         6,000        53,176
                                                                  -------------
                                                                      6,697,453
                                                                  -------------
MALAYSIA - 0.42%
Berjaya Sports Toto Bhd............................         7,000        10,380
Kuala Lumpur Kepong Bhd............................        11,000        17,770
Malayan Banking Bhd (b)............................         8,000         8,063
Malaysian International Shipping Bhd (Frgn.).......         5,000         7,293
Nestle (Malaysia) Bhd..............................         5,000        22,664
Petronas Gas Bhd...................................         7,000        12,996
Public Bank Bhd (Frgn.)............................         7,000         2,110
Resorts World Bhd..................................        10,000        10,995
Rothmans of Pall Mall Bhd..........................         4,000        27,728

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

Sime Darby Bhd.....................................         2,000  $      1,379
Tanjong PLC........................................         3,000         4,159
Telekom Malaysia Bhd...............................        10,000        16,878
Tenaga Nasional Bhd................................        10,000        12,055
UMW Holdings Bhd...................................         5,000         2,242
YTL Corp. Bhd......................................        15,000        11,284
YTL Power International Bhd (b)....................         6,000         3,269
                                                                  -------------
                                                                        171,265
                                                                  -------------
NETHERLANDS - 4.73%
ABN AMRO Holdings NV...............................         6,600       154,439
Akzo Nobel NV......................................           200        44,460
Elsevier NV........................................         7,100       107,153
Heineken NV (b) ...................................         3,000       117,835
Hoogovens NV.......................................           700        30,282
ING Groep NV.......................................         3,800       248,825
KLM Royal Dutch Air Lines NV.......................         1,000        40,606
Philips Electronics NV.............................         2,000       168,125
Polygram NV........................................         1,300        66,336
Royal Dutch Petroleum Co...........................         8,800       487,976
Royal PTT Nederland NV.............................         3,600       138,570
TNT Post Group NV (b)..............................         3,600        92,026
Unilever NV........................................         2,900       230,095
                                                                  -------------
                                                                      1,926,728
                                                                  -------------
NEW ZEALAND - 2.37%
Brierley Investments Ltd...........................       255,100       127,125
Carter Holt Harvey Ltd. ...........................        88,400        77,093
Fletcher Challenge Building........................        29,200        36,378
Fletcher Challenge Energy..........................        32,300        77,128
Fletcher Challenge Forests Ltd.....................        62,700        35,151
Fletcher Challenge Paper...........................        58,000        64,431
Lion Nathan Ltd....................................        23,400        51,989
Telecom Corp. New Zealand Ltd. ADS.................         1,700        55,675
Telecom Corp. of New Zealand Ltd...................       106,700       439,781
                                                                  -------------
                                                                        964,751
                                                                  -------------
NORWAY - 0.11%
Norsk Hydro ASA....................................           900        39,584
Norske Skogindustrier ASA..........................           200         6,177
                                                                  -------------
                                                                         45,761
                                                                  -------------
SINGAPORE - 1.15%
City Developments Ltd. ............................         8,000        22,350
Creative Technology Limited (b)....................         1,000        12,134
DBS Land Ltd.......................................        16,000        13,258
Development Bank of Singapore Ltd. ................         6,000        33,205
Elec & Eltek International Co., Ltd................         2,500         8,450

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

Fraser & Neave Ltd.................................         3,000  $      8,062
Keppel Corp., Ltd. ................................        10,000        15,034
Keppel Land, Ltd. .................................        10,000         9,174
Oversea-Chinese Banking Corp., Ltd. ...............         7,000        23,824
Rothmans Industries Ltd. ..........................         2,000         8,878
Singapore Airlines Ltd. (Frgn.)....................        12,000        56,111
Singapore Press Holdings Ltd. (Foreign)............         9,000        60,195
Singapore Technologies Engineering (b).............        11,000         7,748
Singapore Telecommunications, Ltd..................        83,000       117,905
United Overseas Bank Ltd. (Frgn.)..................        21,000        65,256
Venture Manufacturing (Singapore) Ltd..............         3,000         5,682
                                                                  -------------
                                                                        467,266
                                                                  -------------
SWEDEN - 2.29%
ABB AB, A Shares...................................         3,700        52,427
Astra AB, A Shares.................................         6,200       126,722
Electrolux AB, B Shares............................         2,400        41,229
Ericsson, B Shares.................................         7,000       204,517
Fastighets AB Balder-Units.........................         1,300         1,304
Investor AB........................................         1,000        58,371
Nordbanken Holding AB..............................        16,100       118,102
Skandia Forsakrings AB.............................         3,700        52,891
Skanska AB, B Shares...............................         1,400        62,847
Svenska Handelsbanken, A Shares....................         1,500        69,593
Swedish Match AB...................................        16,100        53,499
Swedish Rights AB..................................           100             6
Volvo AB, B Shares.................................         3,000        89,343
                                                                  -------------
                                                                        930,851
                                                                  -------------
SWITZERLAND - 6.90%
ABB AG.............................................            80       118,143
CS Holdings AG (Reg.)..............................         2,160       480,617
Holderbank Financiere Glarus AG, B Shares..........            80       101,793
Julius Baer Holding AG.............................            40       125,132
Nestle S.A. (Reg.).................................           180       385,206
Novartis AG (Reg.).................................           380       632,331
Roche Holding AG (Gen.)............................            50       491,001
Sairgroup..........................................           230        75,666
Saurer AG (Reg)....................................            80        81,751
Sulzer AG..........................................            80        63,133
Swiss Reinsurance Co. (Reg.).......................           100       252,901
                                                                  -------------
                                                                      2,807,674
                                                                  -------------
UNITED KINGDOM - 23.8%
Abbey National PLC.................................         8,700       154,595
B.A.T. Industries PLC..............................        45,400       454,500
BOC Group PLC......................................         5,900        80,378
BTR PLC (b)........................................        16,800        47,652

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                    SHARES          VALUE
                                                 ------------- ----------------

Barclays PLC....................................        11,100   $      320,032
Bass PLC........................................         4,700           88,065
Billiton PLC....................................        52,700          106,835
Booker PLC......................................        26,900          109,963
British Petroleum Co. PLC.......................        35,000          510,395
British Sky Broadcasting Group PLC..............        15,600          112,053
British Steel PLC...............................       100,800          221,584
British Telecommunications PLC..................        37,200          459,305
Cable & Wireless PLC............................         8,800          106,891
Cadbury Schweppes PLC...........................        12,800          198,085
Charter PLC.....................................        17,300          180,551
Coats Viyella PLC...............................        94,800          116,258
Diageo PLC......................................        15,700          185,988
FKI PLC.........................................        52,500          151,542
General Electric Co. PLC........................        30,400          261,982
Glaxo Wellcome PLC..............................        20,900          627,342
Greenalls Group PLC.............................        16,800          145,480
HSBC Holdings PLC...............................        11,900          301,997
Hanson PLC......................................        19,600          119,119
Hillsdown Holdings PLC..........................        46,500          126,464
House of Fraser PLC.............................        49,200          142,837
Inchcape PLC....................................        26,200           82,621
Legal & General Group PLC.......................         8,900           94,964
Lloyds TSB Group PLC............................        30,300          423,909
Marks & Spencer PLC.............................        43,100          392,282
Mirror Group PLC................................        46,500          174,567
National Westminster Bank PLC...................         7,800          139,383
Peninsular & Oriental Steam Navigation Co.......        17,000          244,786
Prudential Corp. PLC............................         6,200           81,672
RJB Mining PLC..................................        31,000           63,620
Reckitt & Colman PLC............................         4,700           89,712
Reed International PLC..........................        20,000          180,866
Reuters Holdings PLC............................         4,400           50,289
Rio Tinto Ltd...................................        12,300          138,527
Royal & Sun Alliance Insurance Group PLC........        13,100          135,406
Scottish Hydro-Electric PLC.....................        13,800          122,495
Sears PLC.......................................        66,800           58,514
Sedgwick Group PLC..............................        39,200           85,027
SmithKline Beecham PLC..........................        33,400          407,650
Smurfit (Jefferson) Group PLC...................        47,200          140,968
Tate & Lyle PLC.................................        23,000          182,380
Tesco PLC.......................................        17,000          165,933
Thames Water PLC................................        11,600          211,159
Unilever PLC....................................        26,000          276,771
United News & Media PLC.........................         8,900          124,440
Vodafone Group PLC..............................        14,100          178,914

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

Williams PLC......................................         15,400  $     98,925
Willis Corroon Group..............................          6,900        17,499
                                                                  -------------
                                                                      9,693,172
                                                                  -------------
TOTAL EQUITIES (COST $38,486,755).................                   39,040,285
                                                                  -------------
INVESTMENT COMPANY - 0.00%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (COST $10)............................             10            10
                                                                  -------------
TOTAL INVESTMENTS (COST $38,486,765) - 95.89%
 (A)..............................................                   39,040,295
                                                                  -------------
CASH AND OTHER ASSETS, LESS LIABILITIES - 4.11% ..                    1,672,306
                                                                  -------------
NET ASSETS - 100%.................................                 $ 40,712,601
                                                                  =============

 BRINSON NON-U.S. EQUITY FUND                          SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $38,486,765; and net unrealized appreciation consisted of:

         Gross unrealized appreciation................  $802,827
         Gross unrealized depreciation................  (249,297)
                                                       ---------
             Net unrealized appreciation..............  $553,530
                                                       =========

(b) Non-income producing security.



                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $38,486,755)........................ $  39,040,285
  Affiliated issuers (Cost $10)..................................            10
 Cash............................................................    40,463,431
 Dividends receivable............................................         7,121
                                                                  -------------
    TOTAL ASSETS.................................................    79,510,847
                                                                  -------------
LIABILITIES:
 Payable for investment securities purchased.....................    38,798,179
 Accrued expenses................................................            67
                                                                  -------------
    TOTAL LIABILITIES............................................    38,798,246
                                                                  -------------
NET ASSETS:
 Applicable to 4,046,344 shares; no par value, unlimited shares authorized.....................................................  $ 40,712,601
                                                                  =============
 Net asset value, offering price and redemption price per share
  ($40,712,601 / 4,046,344 shares)...............................  $    10.0616
                                                                  =============
NET ASSETS CONSIST OF:
 Paid in capital.................................................  $ 40,463,441
 Accumulated net investment income...............................         7,031
 Net unrealized appreciation.....................................       242,129
                                                                  -------------
    NET ASSETS...................................................  $ 40,712,601
                                                                  =============


                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998* (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $1,253 for foreign taxes withheld)...............  $   7,098
                                                                     ----------
    TOTAL INCOME....................................................      7,098
                                                                     ----------
EXPENSES:
    TOTAL EXPENSES..................................................         67
                                                                     ----------
    NET INVESTMENT INCOME...........................................      7,031
                                                                     ----------
NET UNREALIZED GAIN (LOSS):
 Change in net unrealized appreciation or depreciation on:
  Investments and foreign currency..................................    553,530
  Forwards and other translations...................................   (311,401)
                                                                     ----------
   Change in net unrealized appreciation or depreciation............    242,129
                                                                     ----------
 Net increase in net assets resulting from operations...............  $ 249,160
                                                                     ==========

* The Fund commenced operations on June 26, 1998.


                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND                             FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED
                                                                 JUNE 30, 1998*
                                                                  (UNAUDITED)
                                                                 --------------
OPERATIONS:
 Net investment income..........................................   $     7,031
 Change in net unrealized appreciation or depreciation..........       242,129
                                                                  ------------
 Net increase in net assets resulting from operations...........       249,160
                                                                  ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................................    40,463,431
                                                                  ------------
 Net increase in net assets resulting from capital share trans-
  actions (a)...................................................    40,463,431
                                                                  ------------
    TOTAL INCREASE IN NET ASSETS................................    40,712,591
                                                                  ------------
NET ASSETS:
 Beginning of period............................................            10
                                                                  ------------
 End of period (including accumulated net investment income of
  $7,031).......................................................   $40,712,601
                                                                  ============

(a) A summary of capital share transactions follows:
                                                                     SHARES
                                                                  ------------
  Shares sold...................................................     4,046,343
                                                                  ============

* The Fund commenced operations June 26, 1998.


                See accompanying notes to financial statements.

 BRINSON NON-U.S. EQUITY FUND                             FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                   PERIOD ENDED
                                                                  JUNE 30, 1998*
                                                                   (UNAUDITED)
                                                                  --------------
Net asset value, beginning of period.............................    $ 10.0000
                                                                    ----------
  Net investment income..........................................       0.0018
  Net realized and unrealized gain...............................       0.0598
                                                                    ----------
    Total income from investment operations......................       0.0616
                                                                    ----------
Net asset value, end of period...................................    $ 10.0616
                                                                    ==========
Total return (non-annualized)....................................        0.62%
Ratios/Supplemental data
  Net assets, end of period (in 000s)............................    $  40,713
  Ratio of expenses to average net assets........................        0.06%**
  Ratio of net investment income to average net assets...........        3.15%**
  Portfolio turnover rate........................................           0%
  Average commission rate paid per share.........................    $  0.0000

 * The Fund commenced operations June 26, 1998.
** Annualized


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

The Brinson Emerging Markets Equity Fund invests in the common stocks of less developed countries and also considers those not covered in our developed markets portfolios. We continually examine newly emerging markets in anticipation of gaining broad diversification benefits and identifying discrepancies between prices and fundamental values across markets.

Since July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Equity Fund has generated an annualized return of -6.86%, compared to the - 8.68% return of its benchmark, the Brinson Emerging Markets Normal Index. The International Finance Corporation Investable Index
(IFCI), a widely followed market-capitalization weighted benchmark, returned - 9.30% during the same period. In the first half of 1998, the Fund returned - 11.77%, versus -11.55% for the Normal Index and -15.71% for the IFCI.

The Brinson Normal Index utilizes equal country weights within liquidity tiers to minimize country-specific risk, while maintaining broad exposure to emerging growth economies. Much of the incremental portfolio return versus the IFCI over the first half of this year can be attributed to this more equal-weighted approach. A "flight-to-quality" on the part of foreign investors has generally hurt the largest and most liquid of the emerging markets, while leaving smaller markets - especially in Europe and the Middle East - unscathed.

The marginal underperformance of the Fund relative to the Normal Index during the first half of the year arose primarily from our failure to participate in a very sharp and temporary early-year bounce in Asian markets. The Brinson Emerging Markets Normal Index is heavily weighted in Asian markets while our strategy has remained significantly underweight in this region because of the malign influence of domestic debt crises and very poor cyclical growth prospects. This was a strategy which was proven profitable during the course of the second quarter, when our Fund outperformed the Brinson Emerging Markets Normal Index by 401 basis points. Positive security selection largely offset a negative contribution from market/currency allocation. In particular, our macro overweights in China, Russia and Kazakhstan, markets which all performed poorly, were counterbalanced to a significant extent by positive security selection in Indonesia, Korea and Russia, where we successfully picked securities which benefited either from currency devaluation or from the high prevailing interest rate environment.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                         6 MONTHS  1 YEAR   ANNUALIZED
                                          ENDED     ENDED   06/30/95*
                                         6/30/98   6/30/98  TO 6/30/98
-----------------------------------------------------------------------
BRINSON EMERGING MARKETS EQUITY FUND/1/    -11.77%  -34.08%      -6.84%
-----------------------------------------------------------------------
BRINSON EMERGING MARKETS EQUITY FUND/2/    -14.40%  -36.05%      -7.30%
-----------------------------------------------------------------------
Brinson Emerging Markets Normal Index      -11.55%  -36.75%      -7.59%
-----------------------------------------------------------------------
IFCI Index                                 -15.71%  -38.10%      -8.10%
-----------------------------------------------------------------------

 * Inception date of the Brinson Emerging Markets Equity Fund.
/1/Total return based on NAV--Does not include the payment of a 1.50%
   transaction charge on Fund share purchases and redemptions.
/2/Standardized total return--Includes the payment of a 1.50% transaction charge on Fund share purchases and redemptions in each period presented where applicable.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Equity Fund, the Brinson Emerging Markets Normal Index and the IFCI Index if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON EMERGING MARKETS EQUITY FUND
VS. BRINSON EMERGING MARKETS NORMAL INDEX
AND IFCI INDEX

                           [LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS EQUITY FUND
--------------------------------------------------------------------------------


MARKET ALLOCATION

As of June 30, 1998

                          BENCHMARK   NORMAL   STRATEGY
                    CLASS EXPOSURE* EXPOSURE** EXPOSURE
-------------------------------------------------------
  LATIN AMERICA              38.3%     24.1%      26.1%
  Argentina.......     1      4.7       5.6        5.6
  Brazil..........     1     12.2       5.6        8.6
  Chile...........     1      5.7       5.6        4.6
  Mexico..........     1     12.6       5.6        6.6
  Peru............     3      1.3       1.9        0.9
  Columbia........     4      1.1       0.0        0.0
  Venezuela.......     4      0.7       0.0        0.0
  ASIA                       23.3      44.4       26.6
  India...........     1      2.0       5.6        5.6
  Indonesia.......     1      0.9       5.6        1.6
  Korea...........     1      3.9       5.6        3.1
  Malaysia........     1      5.0       5.6        3.1
  Philippines.....     1      1.5       5.6        4.1
  Taiwan..........     1      8.3       5.6        3.6
  Thailand........     1      0.8       5.6        3.6
  China...........     2      0.5       3.7        3.2
  Pakistan........     3      0.3       1.9        0.0
  Sri Lanka.......     4      0.1       0.0        0.0
  Vietnam.........     4      0.0       0.0        0.0
  EUROPE/MIDEAST/
   AFRICA                    38.4      31.5       40.9
  South Africa....     1     13.1       5.6        6.6
  Turkey..........     1      4.8       5.6        5.6
  Greece..........     2      4.1       3.7        3.7
  Israel..........     2      3.2       3.7        4.2
  Poland..........     2      1.2       3.7        6.3
  Portugal........     2      5.0       3.7        3.7
  Czech Republic..     3      0.3       1.9        0.9
  Hungary.........     3      1.8       1.9        1.9
  Russia..........     3      2.2       1.9        5.4
  Bulgaria........     4      0.0       0.0        0.2
  Egypt...........     4      1.0       0.0        0.7
  Jordan..........     4      0.2       0.0        0.0
  Kazakhstan......     4      0.0       0.0        1.3
  Morocco.........     4      1.3       0.0        0.0
  Romania.........     4      0.0       0.0        0.4
  Slovakia........     4      0.1       0.0        0.0
  Ukraine.........     4      0.0       0.0        0.3
  Zimbabwe........     4      0.1       0.0        0.0
  Cash............            0.0       0.0        6.4
                            -----     -----     ------
  TOTALS..........          100.0%    100.0%    100.00%
                            =====     =====     ======
-------------------------------------------------------

* International Finance Corporation investable index as of June 30, 1998. **Current Strategy will fall in this range with 95% frequency.
Note: Totals may not add due to rounding.

TOP TEN HOLDINGS

As of June 30, 1998

                                                   PERCENT OF
                                                   NET ASSETS
-------------------------------------------------------------
 1. Telecomunicacoes Brasileiras S.A., Preferred      2.79%
 2. Chile Fund, Inc.                                  1.51
 3. Phillippines Long Distance Telephone Co.          1.36
 4. Telefonos de Mexico S.A.,
    Series L                                          1.33
 5. Telefonica de Argentina S.A., Class B             1.06
 6. Bank Hapoalim Ltd.                                0.96
 7. YPF Sociedad Anonima S.A., Class D ADR            0.94
 8. Perez Companc S.A., B Shares                      0.90
 9. Telecomunicacoes de Sao Paulo S.A., Preferred     0.83
10. Petroleo Brasileiro S.A., Preferred               0.74
-------------------------------------------------------------

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                      SHARES         VALUE
                                                   ------------- -------------

EQUITIES - 75.48%
ARGENTINA - 5.68%
Banco Frances del Rio de la Plata S.A. ...........       314,597   $ 2,312,519
Banco de Galicia y Buenos Aires S.A. .............       345,622     1,520,889
CEI Citicorp Holdings S.A. .......................       152,291       609,225
Inversiones Y Representaciones S.A................       234,000       688,029
Perez Companc S.A., B Shares......................       726,126     3,638,255
Quilmes Industrial S.A. ADR (c)...................        74,700       728,325
Siderca S.A., Class A.............................     1,186,629     2,017,471
Telecom Argentina S.A., Class B...................       338,000     1,926,793
Telefonica de Argentina S.A., Class B.............     1,326,000     4,283,408
Transportadora de Gas del Sur S.A., Class B.......       242,000       537,294
YPF Sociedad Anonima S.A. Class D.................        27,300       820,706
YPF Sociedad Anonima S.A., Class D ADR (c)........       127,000     3,797,680
                                                                 -------------
                                                                    22,880,594
                                                                 -------------
ASIA - 1.16%
Central Asia Regional Growth Fund.................        97,150       680,050
IS Himalayan Fund.................................       139,218     1,635,812
Regent Central Asia Investments...................       415,000     2,336,450
                                                                 -------------
                                                                     4,652,312
                                                                 -------------
BALKAN REPUBLIC - 0.16%
Regent Balkan Fund................................       115,000       632,500
                                                                 -------------
BRAZIL - 8.89%
Banco Bradesco S.A. ..............................   175,000,000     1,467,664
Brazil Fund, Inc. (c).............................        20,266       367,321
Centrais Electricas Brasileiras S.A...............    59,500,000     1,723,370
Centrais Electricas Brasileiras S.A., Preferred
 B................................................    20,000,000       610,410
Cia Electric est Rio Janeiro......................   320,000,000       154,937
Cia Energetica de Minas Gerais, ADR (c) ..........        65,920     2,040,385
Cia Energetica de Minas Gerais, Preferred.........    42,097,688     1,303,041
Cia Paranaense de Energia.........................    89,120,000       685,776
Cia Paranaense de Energia-Copel, Preferred B......   131,300,000     1,214,690
Cia Vale Do Rio Doce, Preferred (b) ..............       128,246     2,550,284
Electricas de Santa Catarina S.A., Preferred B....     1,145,000       920,673
Petroleo Brasileiro S.A., Preferred...............    16,050,000     2,983,529
Telebras ADR......................................        27,200     2,969,900
Telecomunicacoes Brasileiras S.A., Preferred......   102,030,000    11,247,471
Telecomunicacoes de Sao Paulo S.A. (b)............     3,330,000       503,819
Telecomunicacoes de Sao Paulo S.A. Preferred (b)
 .................................................       835,043        16,952
Telecomunicacoes de Sao Paulo S.A., Preferred (b)
 .................................................    14,067,724     3,356,988
Telerj Celular S.A., Preffered B..................     3,330,000       141,221
Telesp Celular S.A................................    14,767,724     1,238,517
Uniao de Bancos Brasileiros S.A. GDR..............         4,700       138,650
Uniao de Bancos Brasileiros S.A., Preferred.......     7,700,000       183,080
                                                                 -------------
                                                                    35,818,678
                                                                 -------------

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                         SHARES        VALUE
                                                      ------------- ------------

BULGARIA - 0.25%
Farmlington Bulgaria Fund............................     124,500    $   996,000
                                                                    ------------
CHILE - 4.30%
Chile Fund, Inc. ....................................     449,700      6,099,056
Chilectra S.A. ADR...................................      50,100      1,073,954
Cia Cervecerias Unidas S.A. ADR......................      26,400        557,700
Cia de Telecomunicaciones de Chile S.A. ADR..........     106,250      2,158,203
Distribucion y Servicio D&S S.A. ADR.................      16,900        253,500
Emboteliadora Andina S.A., Class B, ADR..............       2,200         34,375
Embotelladora Andina S.A., Class B ADR...............      77,200      1,206,250
Empresa Nacional Electricidad Chile S.A ADR..........     154,600      2,203,050
Enersis S.A. ADR.....................................      74,400      1,818,150
Madeco S.A. ADR......................................      26,000        229,125
Quimica Y Minera Chile S.A. ADR......................      32,800      1,098,800
Vina Concha y Toro S.A. ADR..........................      20,000        570,000
                                                                    ------------
                                                                      17,302,163
                                                                    ------------
CHINA - 0.33%
First Tractor Co., Ltd., H Shares....................   2,176,000        575,691
Huaneng Power International, Inc. H Shares...........   2,300,000        764,332
                                                                    ------------
                                                                       1,340,023
                                                                    ------------
CZECH REPUBLIC - 1.20%
CKD Praha Holding A.S................................      12,058        302,609
Ceska Sporitelna A.S.................................      35,000        287,426
Cokoladovny A.S......................................       1,900        327,782
Czeske Energeticke Zavody A.S........................      23,000        639,302
Ceske Radiokomunikace GDR 144A ......................      19,250        314,353
Inzenyrske a Prumyslove Stavby A.S...................     152,710        824,558
Leciva Praha.........................................       3,838        294,014
SPT Telecom a.s......................................     102,800      1,422,243
Tabak A.S............................................       1,039        250,433
Unipetrol A.S........................................      81,000        180,221
                                                                    ------------
                                                                       4,842,941
                                                                    ------------
EGYPT - 0.48%
Egypt Investment Co..................................      61,000        808,250
Egypt Trust..........................................       5,000         57,500
The Egypt Fund.......................................      76,300      1,068,200
                                                                    ------------
                                                                       1,933,950
                                                                    ------------
GREECE - 3.98%
Alpha Credit Bank....................................      23,594      1,912,535
Alpha Credit Bank Rights (b) ........................      24,894         42,406
Athens Medical Center S.A............................      49,790        980,157
Attica Enterprises S.A...............................      65,994        952,129
Chipita International S.A............................      33,350        904,225

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                             SHARES         VALUE
                          ------------- -------------

GREECE - (CONTINUED)
Ergo Bank S.A...........         22,902  $  1,957,298
Goody's S.A.............         27,490       683,907
Hellenic Bottling Co.
 S.A....................         38,410     1,186,585
Hellenic Telecommunica-
 tions Organization
 S.A. ..................         45,352     1,162,569
Heracles General Cement
 Co. S.A................         20,940       487,921
Intracom S.A............         31,400     1,063,419
Maillis.................         33,650       707,216
Minoan Lines............          3,910        96,760
National Bank of Greece
 S.A....................         11,498     1,473,337
Omega Fund..............         14,530     1,200,000
Sarantis S.A............         19,460       394,918
Titan Cement Co. S.A. ..          1,530       100,088
Titan Cement Co. S.A.,
 Preferred..............         12,720       731,563
                                        -------------
                                           16,037,033
                                        -------------
HONG KONG - 2.22%
Beijing Datang Power
 Generation Co. Ltd. H
 Shares.................      2,660,000       746,651
Chinatrust Resources
 Beijing Land...........      2,020,000       651,731
Cosco Pacific Ltd.......      3,626,000     1,298,577
Guangdong Kelon Elec
 Holding H Shares.......        870,000       684,898
Guangnan Holdings.......      1,110,000       372,454
Jiangsu Expressway Co.,
 Ltd., H Shares.........      2,526,000       479,212
Legend Holdings Ltd.....      2,250,000       675,122
Mahanagar Telephone
 Nigam Ltd..............      1,110,000       766,397
New World Infrastructure
 Ltd....................        925,000     1,062,450
Shanghai Industrial
 Holdings Ltd...........        262,000       617,079
Yanzhou Coal Mining Co.
 Ltd. H Shares..........      5,150,000       983,662
Zhehuang Expressway Co.
 Ltd. Class H...........      3,660,000       614,046
                                        -------------
                                            8,952,279
                                        -------------
HUNGARY - 1.10%
BorsodChem Rt...........          4,500       131,536
Danubius Hotel and Spa
 Rt.....................          3,852        77,470
EGIS Rt.................          3,700       130,222
Graboplast Rt...........          2,000        50,644
Graboplast Rt. GDR......         16,000        67,600
Magyar Tavkozlesi Rt....        210,600     1,222,516
Mezogazdasagi Gepgyarto
 Rt.....................          5,445       129,418
MOL Maygar Olaj-es
 Gazipari Rt............         13,000       350,580
MOL Maygar Olaj-es
 Gazipari Rt. GDR Reg.
 S......................         15,000       404,250
OPT Bank Right..........          1,633        80,239
OTP Bank Rt. GDR........          8,000       392,000
Pannonplast Rt..........          5,925       219,364
Pick Szeged Rt..........          3,400       198,766
Richter Gedeon Rt.......          9,239       743,242

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                      SHARES         VALUE
                                                   ------------- -------------

HUNGARY - (CONTINUED)
Richter Gedeon Rt. GDR Reg. S.....................           500  $     41,000
Zalakeramia Rt. ..................................         5,700       202,436
                                                                 -------------
                                                                     4,441,283
                                                                 -------------
INDIA - 5.33%
Aptech Ltd........................................        38,000       443,221
Arvind Mills Ltd., B Shares.......................            50            50
Asea Brown Boveri Ltd.............................        46,950       471,162
Associated Cement Cos., Ltd.......................        12,500       359,882
Bajaj Auto Ltd....................................        67,300       908,451
Bank of Baroda....................................       237,600       464,546
Bharat Heavy Electricals Ltd......................       100,700       596,477
Bharat Petroleum Corp. Ltd........................       101,700       841,800
BSES Ltd..........................................       107,000       393,911
Cipla Ltd.........................................        31,400       512,033
Corporation Bank..................................       250,000       595,280
Digital Equipment (India) Ltd.....................        36,600       115,133
EIH Ltd...........................................         4,200        21,736
Glaxo India Ltd. .................................        43,800       379,600
Gujarat Ambuja Cements Ltd........................           300         1,849
HDFC Bank Ltd. ...................................        52,900        80,208
Hindalco Industries Ltd...........................        37,700       593,858
Hindustan Lever Ltd. .............................        40,000     1,424,897
Hindustan Petroleum Corp. Ltd.....................       157,800     1,454,180
Icici Banking Corp. ..............................         6,700         5,186
India Cements Ltd. ...............................         4,400         5,192
India Public Sector Fund Ltd......................       147,059     1,139,707
Indian Hotels Co. Ltd.............................        17,000       172,407
Indian Hotels Co., Ltd. GDR.......................        13,300       103,075
Indian Petrochemical Corp., Ltd. GDR..............        50,200       160,640
Indian Petrochemicals Corp. Ltd...................           100           121
Industrial Credit & Investment Corp. of India
 Ltd..............................................       190,000       347,044
ITC Ltd...........................................        53,000       815,481
Kirloskar Cummins Ltd. ...........................        10,450        86,991
Larsen & Toubro Ltd...............................         1,500         8,117
Larsen & Toubro Ltd. GDR..........................        53,000       495,550
Mahanagar Telephone Nigam Ltd.....................       260,500     1,096,713
Mahindra & Mahindra Ltd...........................        36,750       186,634
Morgan Stanley India Investment Fund, Inc. (b)....       231,600     1,490,925
National Aluminum Co. Ltd.........................           100            50
NIIT Ltd..........................................         7,500       251,416
Oriental Bank of Commerce.........................           800           889
Pfizer Ltd........................................           251         3,261
Ranbaxy Labortories Ltd. .........................        41,000       529,735
Reliance Industries GDR...........................        79,000       521,400
Reliance Industries Ltd. GDR......................       167,000       564,746

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                      SHARES         VALUE
                                                   ------------- -------------

INDIA - (CONTINUED)
Satyam Computer...................................        71,000  $    695,339
SKF Bearings India Ltd. ..........................            55         1,018
Software Solution Integrated......................       100,700       614,537
State Bank of India GDR...........................       117,000       583,412
State Bank of India Ltd. GDR......................        12,500       141,250
Steel Authority India Ltd. GDR....................        60,200       149,597
Steel Authority of India..........................           100            21
Tata Engineering & Locomotive Co. Ltd. (b)........        80,350       315,712
Tata Engineering & Locomotive Co. Ltd. GDR........        11,300        36,160
Tata Iron & Steel Co. Ltd.........................            50           149
Tata Power Co. Ltd. ..............................        10,000        21,628
TVS Suzuki Ltd....................................        41,550       436,826
Videsh Sanchar Nigam Ltd..........................        41,000       841,770
                                                                 -------------
                                                                    21,480,973
                                                                 -------------
INDONESIA - 1.74%
Aneka Tambang.....................................     1,750,000       177,365
Bank Dagang Nasional Indonesia (Frgn.) (b) .......         1,062             5
Bank Dagang Nasional Indonesia Warrants (b) ......        47,219            22
Bank Internasional Indonesia Warrants.............        29,210           134
Daya Guna Samudera................................     1,345,000       817,905
Gudang Garam (Frgn.) (b)..........................     3,057,000     1,797,020
Gulf Indonesia Resources Ltd......................        34,700       399,050
Indah Kiat Pulp & Paper Corp. Warrants (b)........         8,892         1,322
Indosat...........................................       590,000       685,676
International Nickel Indonesia....................       325,500       171,547
PT Astra Agro Niaga Lestari TBK...................     1,990,000       376,486
PT Indah Kiat Pulp & Paper Corp...................     5,150,000       983,024
PT Tambang Timah (b)..............................       663,500       297,006
PT Tambang Timah GDR S Shares.....................       605,000       270,819
PT Telekomunikasi Indonesia.......................     3,606,000     1,017,233
                                                                 -------------
                                                                     6,994,614
                                                                 -------------
ISRAEL - 4.62%
Bank Hapoalim Ltd.................................     1,278,909     3,867,141
Bank Leumi Le-Israel..............................       775,000     1,545,398
Bezeq Israeli Telecommunications Corp. Ltd........       145,000       463,333
Blue Square Chain Stores Properties & Invest-
 ments............................................        36,000       443,270
Crystal Systems Solutions.........................        46,100       645,400
ECI Telecommunications Ltd........................        45,900     1,738,462
First International Bank of Israel................       139,000     1,086,736
Formula Systems (1985) Ltd........................        38,420     1,343,847
Israel Chemicals Ltd..............................       356,000       454,831
Makhteshim-Agan Industries Ltd....................       386,563     1,229,959
NICE Systems Ltd..................................         5,000       185,922
Nice Systems Ltd. ADR.............................        28,800     1,080,000
Orbotech, Ltd.....................................        33,500     1,218,562

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--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

ISRAEL - (CONTINUED)
Supersol Ltd.......................................       135,000  $    444,618
Tadiran Ltd........................................        37,390     1,233,466
Tadiran Telecommunications Ltd. ...................         5,500        81,812
Teva Pharmaceutical Industries Ltd.................        43,480     1,561,106
                                                                  -------------
                                                                     18,623,863
                                                                  -------------
KAZAKHSTAN - 0.16%
Peregrine Kazakhstan Fund..........................       160,000       660,800
                                                                  -------------
KOREA - 1.08%
Dae Duck Electronics Co. ..........................         1,300        75,747
Daewoo Heavy Industries............................        31,900        97,117
Housing & Commercial Bank, Korea GDR...............        22,041        50,143
Housing & Commercial Bank, Korea GDR 144A .........         6,862        15,611
Hyundai Heavy Industries...........................         2,900        61,253
Kookmin Bank.......................................        16,360        60,769
Korea Asia Fund Ltd. IDR...........................         2,120     1,060,000
Korea Electric Power Corp..........................        36,460       389,031
L.G. Chemical Ltd..................................        26,100       144,472
LG Electronics.....................................        11,970        98,079
LG Information & Communication Ltd.................        11,060       159,496
Medison Co. Ltd. ..................................        24,760       218,205
Mirae Co...........................................        34,733        57,678
Nong Shim Co. Ltd..................................         3,093       133,812
Pohang Iron & Steel Co. Ltd........................         8,570       276,088
S1 Corp. ..........................................           390        39,483
Samchully Co.......................................        15,010       185,849
Samsung Display Devices Co.........................         3,300        90,131
Samsung Electronics Co.............................        16,958       524,920
Samsung Fire & Marine Insurance....................           490        81,726
Sindo Ricoh Co. ...................................         1,949        53,090
SK Telecom Co. Ltd.................................           446       195,569
Ssangyong Oil Refining Co. Ltd.....................        32,000       216,752
Sunkyong Industries................................           180           257
Youngone Corp......................................         3,600        70,532
                                                                  -------------
                                                                      4,355,810
                                                                  -------------
MALAYSIA - 1.36%
Berjaya Sports Toto Bhd............................       310,000       459,674
Genting Bhd........................................       123,000       222,423
Jaya Tiasa Holdings Bhd............................       193,000       239,650
Kentucky Fried Chicken Bhd.........................       113,000        59,940
Kian Joo Can Factory Bhd...........................        90,000        82,459
Kuala Lumpur Kepong Bhd............................       274,500       443,436
Malayan Banking Bhd................................       250,000       251,959
Malayan Cement Bhd.................................       162,000        52,731
Malaysian International Shipping Bhd (Frgn.).......       181,000       264,027

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--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                      SHARES         VALUE
                                                   ------------- -------------

MALAYSIA - (CONTINUED)
Malaysian Pacific Industries Bhd..................        69,000  $     81,519
Nestle (Malaysia) Bhd.............................        56,000       253,840
Perusahaan Otomobil Nasional Bhd..................        58,000        37,058
Petronas Gas Bhd..................................       271,000       503,122
Public Bank Bhd...................................       400,000       118,626
Resorts World Bhd.................................       179,000       196,803
Rothmans of Pall Mall Bhd.........................        67,000       464,436
Sime Darby Bhd....................................       644,000       444,084
Tan Chong International Ltd.......................       651,000        61,751
Tan Chong Motor Holdings Bhd......................       217,000        39,502
Tanjong PLC.......................................       155,000       214,888
Telekom Malaysia Bhd..............................       158,500       267,511
Tenaga Nasional Bhd...............................       229,000       276,070
UMW Holdings Bhd..................................       165,000        73,996
United Engineers Ltd..............................       190,000        77,420
YTL Corp. Bhd.....................................       206,000       154,966
YTL Power International Bhd (b)...................       236,400       128,816
                                                                 -------------
                                                                     5,470,707
                                                                 -------------
MEXICO - 6.39%
ARA, S.A. ........................................       211,000       671,556
Apasco S.A........................................        85,000       442,689
Grupo Televisa S.A., GDR..........................        42,000     1,580,250
Carso Global Telecom Series A-1...................       450,276     1,405,547
Cemex S.A.........................................       131,744       491,144
Cemex S.A. CPO....................................       460,622     1,722,335
Cifra S.A., Series C..............................       180,000       248,386
Cifra S.A., Series V..............................     2,020,619     2,959,197
Corporacion GEO, S.A., Series B...................       149,000       796,734
Formento Economico Mexica UBD Units...............        43,202     1,346,156
Grupo Carso S.A., Series A1.......................       188,276       774,182
Grupo Elektra S.A. de C.V. CPO....................       438,000       430,884
Grupo Elektra S.A. de C.V. CPO GDR................        22,500       219,375
Grupo Financeiro Banamex Accival S.A., Series B
 (b)..............................................       527,000       998,168
Grupo Financiero Bancomer S.A., Series B..........     2,720,000     1,001,914
Grupo Financiero Inbursa S.A., Series B...........           510           804
Grupo Televisa S.A. Series CPO....................        10,000       188,293
Kimberly-Clark de Mexico S.A., Series B...........        18,585        96,586
Organizacion Soriana S.A..........................       257,000       737,881
Telefonos de Mexico S.A. Class l ADR..............        47,000     2,258,937
Telefonos de Mexico S.A., Series L................     2,237,850     5,341,852
Tubos de Acero de Mexico S.A. (b).................        79,500     1,026,263
Tubos de Acero de Mexico S.A. ADR.................        77,000       986,562
                                                                 -------------
                                                                    25,725,695
                                                                 -------------

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--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                      SHARES         VALUE
                                                   ------------- -------------

PAKISTAN - 0.49%
Engro Chemicals (Pakistan) Ltd....................        55,420  $     58,900
Fauji Fertilizer Co. Ltd..........................       648,000       699,230
Pakistan Investment Fund Inc......................       335,600       859,975
Pakistan State Oil Co. Ltd........................        65,800       104,184
Pakistan Telecommunications Corp., Class A........       750,000       261,089
                                                                 -------------
                                                                     1,983,378
                                                                 -------------
PERU - 1.21%
Cementos Lima S.A.................................        27,582       515,139
Cementos Norte Pacasmayo S.A......................        92,184       147,394
Cerveceria Backus & Johnston S.A., T Shares.......     1,037,522       529,438
Cia de Minas Buenaventura S.A., A Shares..........        34,836       232,280
Cia de Minas Buenaventura S.A., Trabajo Shares....        70,978       395,999
Credicorp.........................................        17,095       251,083
Edegel S.A........................................       530,000       153,257
Ferreyros S.A.....................................        64,692        87,151
Ferreyros S.A., 144A ADR..........................         9,732       262,210
LUZ del Sur S.A., B Shares........................       430,000       314,509
Telefonica del Peru S.A. ADR......................        11,300       230,944
Telefonica del Peru S.A., B Shares................       844,115     1,737,335
                                                                 -------------
                                                                     4,856,739
                                                                 -------------
PHILIPPINES - 4.00%
Ayala Corp........................................     7,066,050     1,821,584
Ayala Land, Inc., Class B.........................     6,077,700     1,748,978
Benpres Holdings Corp. GDR........................       550,660     1,514,315
International Container Terminal Services, Inc....     4,934,000       562,026
Manila Electric Co. Class B.......................       753,765     1,988,349
Phillippines Long Distance Telephone Co. .........       239,800     5,463,070
Queenbee Resources Corp. (b)......................     2,500,000       764,388
San Miguel Corp. Class B..........................       707,908       933,692
SM Prime Holdings, Inc............................     8,243,600     1,304,742
                                                                 -------------
                                                                    16,101,144
                                                                 -------------
POLAND - 2.30%
Amica Wronki S.A..................................         4,423        43,887
BIG Bank Gdanski S.A..............................       603,968       805,406
Bank Rozwoju Eksportu S.A. .......................        42,700     1,157,198
Bank Slaski S.A...................................        16,850     1,130,743
Celuloza Zacklady Celulozy; Papieru w Swie cin
 S.A .............................................        83,630       496,456
DROSED S.A........................................         1,300         9,879
Elektrim Spolka Akcyjna S.A.......................        39,007       475,422
Elektrobudowa S.A.................................        38,000       343,275
Exbud S.A. (b)....................................        53,300       641,984
KGHM Polska Miedz.................................       164,000       658,446
Polifarb Cieszyn-Wroclaw S.A......................       269,875       696,551
Przedsiebiorstwo Farmaceutyczne JELFA S.A.........        18,500       437,697

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--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

POLAND - (CONTINUED)
Sokolowskie Zaklady Miesne S.A.....................       231,245  $    215,528
Stomil Olsztyn S.A.................................       114,000       778,090
Wielkopolski Bank Kredytowy S.A....................       141,199     1,093,310
Zaclady Metali Lekkich Kety........................           100         1,506
Zaklady Piwowarskie w Zywcu S.A....................         2,200       264,984
                                                                  -------------
                                                                      9,250,362
                                                                  -------------
PORTUGAL - 3.79%
BPI-SGPS, S.A......................................        51,600     1,665,156
Banco Comercial Portugues S.A......................        54,632     1,551,239
Banco Espirito Santo e Comercial de Lisboa S.A.....        44,607     1,339,514
Banco Pinto & Sotto Mayor, S.A.....................        45,200     1,121,925
Brisa-Auto Estradas de Portugal, S.A...............        10,800       461,888
Cimentos de Portugal S.A...........................        24,850       873,086
Corticeira Amorim S.A..............................        25,000       479,104
EDP Electricidade de Portugal S.A..................        31,000       720,626
EDP Electricidade de Portugal S.A. ADR.............        10,000       460,625
Engil-SGPS.........................................        33,000       374,984
Inparsa-Industria e Participacoes, SGPS S.A........        18,000       796,124
Jeronimo Martins, SGPS, S.A........................        16,700       802,273
Mota e Companhia, S.A..............................        23,100       390,169
Portugal Telecom S.A...............................        37,300     1,976,868
Sonae Imobiliaria S.A..............................        32,900       573,150
Sonae Investimentos-SGPS S.A.......................        11,500       628,105
Telecel Commincacaoes Pessoais S.A.................         6,000     1,065,396
                                                                  -------------
                                                                     15,280,232
                                                                  -------------
ROMANIA - 0.31%
Romanian Investment Fund (b).......................         1,950     1,267,500
                                                                  -------------
RUSSIA - 2.22%
Aeroflot - Russian International Airlines .........         2,800       191,800
Borskoie Glass Co..................................         5,500        89,375
Chelyabinksvyazinform Preferred....................        11,192       153,330
Chelyabinsksvyazinform.............................         4,300       141,900
Firebird Republics Fund............................        10,288     1,406,780
Framlington Russia Investment Fund.................         9,721        68,047
Gaz Auto Plant Preferred...........................        10,000       426,866
Gorkovsky Auto Plant...............................         5,400       388,800
Kirowsky Shinniy...................................         6,000        94,320
Kirowsky Tire......................................         5,000       325,000
Krasny Oktyabr (RED October) RDC...................             3        90,000
Lukoil Holding Co. ADR.............................        53,000     1,771,774
Mosenergo ADR 144A ................................        30,000       149,286
Mosenergo ADR......................................        32,100       159,736
Rostelcom Preferred................................       172,000       190,920
Rostelecom.........................................        60,000       135,000

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       SHARES         VALUE
                                                    ------------- -------------

RUSSIA - (CONTINUED)
Rostovenergo.......................................       265,683  $     20,600
Rostovenergo Preferred.............................     1,450,000        64,941
SUN Brewing Limited................................        25,000       318,750
Sberbank of Russia.................................         3,700       353,405
Surguntneftegaz Preferred ADR......................     9,200,000       331,200
Surgutneftegaz Preferred ADR.......................        50,000       200,000
Trading House Tsum.................................       500,000        87,500
Unified Energy Systems.............................     6,300,000       814,590
Unified Energy Systems GDR.........................        13,500       177,918
Unified Energy Systems S Shares GDR................        15,000       197,687
Vimpel-Communications ADR..........................        12,800       572,800
Yuganskneftegaz....................................        10,000        15,000
                                                                  -------------
                                                                      8,937,325
                                                                  -------------
SOUTH AFRICA - 5.15%
Amalgamated Banks of South Africa..................       271,115     1,703,099
Anglo American Corp. of South Africa, Ltd..........        25,200       855,688
Anglo American Platinum Corp. Ltd..................        54,800       600,102
Anglogold Ltd......................................        19,017       771,658
Barlow Ltd.........................................         1,100         5,836
Bidvest Group Ltd..................................        87,000       668,379
De Beers Centenary AG..............................        25,433       449,935
Dimension Data Holdings Ltd........................       230,200     1,250,662
FirstRand Ltd......................................     1,147,500     1,772,878
Investec Bank Ltd..................................        18,600       726,316
Liberty Life Association of Africa Ltd.............        81,008     1,589,902
Metro Cash & Carry Ltd. ...........................       852,000       545,338
Nampak Ltd. .......................................       210,000       499,151
NBS Boland Group Ltd...............................       423,200       553,250
Nedcor Ltd.........................................       114,665     2,472,403
Persetel Q Data Holdings Ltd.......................       140,200     1,261,562
Pick 'n Pay Stores Ltd.............................       253,300       309,637
Pick 'n Pay Stores Ltd. N Shares...................       267,100       285,693
Primedia Ltd., N Shares............................        88,800       586,472
Sasol Ltd..........................................       140,412       818,871
South African Breweries Ltd........................       101,100     2,094,092
Standard Bank Investment Corp. Ltd.................       214,400       920,937
                                                                  -------------
                                                                     20,741,861
                                                                  -------------
SWITZERLAND - 0.38%
Compagnie Financiere Richmont AG Depository........       120,300     1,544,088
                                                                  -------------
TAIWAN - 0.12%
Asia Cement Corp...................................         3,300         3,073
Cathay Life Insurance Co...........................        19,000        58,061
Compeq Manufacturing Co., Ltd. ....................         2,400        12,782
Hung Poo Real Estate Development Corp. ............        12,500        11,350

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                      SHARES         VALUE
                                                   ------------- -------------

TAIWAN - (CONTINUED)
Kang Na Hsiung Enterprise.........................         7,500  $      9,058
Siliconware Precision Industries Co...............         8,280        12,025
Taiwan Fund, Inc..................................       250,000       312,844
Taiwan Semiconductor Manufacturing Co. ...........        31,050        64,159
                                                                 -------------
                                                                       483,352
                                                                 -------------
THAILAND - 1.55%
Advanced Info Service PLC.........................        55,800       237,447
BEC World Public Co. Ltd. (Frgn.).................       260,000       989,598
Bangkok Bank PLC..................................       115,000       141,371
Bangkok Expressway PLC (b) .......................       426,000       171,206
Delta Electronics (Thailand) PLC..................       120,000       680,851
Electricity Generating PLC........................       405,200       627,437
Grammy Entertainment PLC (Frgn.)..................        43,000        99,622
Hana Microelectronics Public Co., Ltd.............        50,000       127,660
KCE Electronics PLC (Frgn.).......................        62,300       235,650
Lanna Lignite PLC.................................        58,100        39,832
PTT Exploration & Production PLC (b) .............       151,400     1,145,343
Ruam Pattana Fund II..............................    15,000,000     1,312,057
Saha-Union PLC....................................       290,500       176,841
Siam Makro PLC (Frgn.)............................       190,000       260,520
                                                                 -------------
                                                                     6,245,435
                                                                 -------------
TURKEY - 2.85%
Adana Cimento Sanayii, Class A....................     6,164,000       229,068
Akbank T.A.S......................................    39,950,000     1,289,677
Aksigorta A.S.....................................     4,500,000       291,385
Arcelik A.S.......................................     6,425,000       301,473
Carsi Buyuk Magazacilik A.S. .....................     5,135,000       510,801
Efes Sinai Yatrim Holding A.S. ...................     1,700,000       344,595
Ege Biracilik Ve Malt Sanayi A.S..................     3,200,000       378,378
Enka Holding Yatirim A.S..........................       921,500       484,272
Guney Biracilik ve Malt Sanayii A.S...............     1,110,000       108,333
Haci Omer Sabanci Holding A.S.....................    19,700,000     1,220,158
Koc Holding A.S. .................................     3,667,000       715,781
Migros Turk T.A.S. ...............................       410,000       400,150
Netas-Northern Elektrik Telekomunikasyon A.S.
 (b)..............................................     1,780,000       474,399
Tofas Turk Otomobil Fabrikasi A.S.................    12,000,000       506,757
Turk Siemens Kablo Ve Elektrik Sanayii A.S. ......     4,118,000       247,327
Turk Sise Ve Cam Fabrikalari A.S..................    24,947,500       824,092
Turkiye Garanti Bankasi A.S. (b)..................    23,815,776     1,095,132
Turkiye Is Bankasi Class C........................    35,250,000     1,422,438
Yapi Kredi Bankasi................................    10,730,570       273,903
Yapi Ve Kredi Bankasi A.S.........................    13,583,000       346,713
                                                                 -------------
                                                                    11,464,832
                                                                 -------------

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                      SHARES         VALUE
                                                  -------------- -------------

UKRAINE - 0.10%
Ukraine Investment Fund (b)......................         50,000  $    400,000
                                                                 -------------
UNITED STATES - 0.57%
First NIS Regional Fund..........................         13,000       156,000
Societe Generale Arab Fund.......................         16,000     1,440,000
Societe Generale Ladenburg Thalmann..............         10,000       700,000
                                                                 -------------
                                                                     2,296,000
                                                                 -------------
VENEZUELA - 0.01%
Ceramica Carabobo, Class B ADR...................         17,794        37,019
                                                                 -------------
TOTAL EQUITIES (COST $381,115,782)...............                  304,031,485
                                                                 -------------
INVESTMENT COMPANY - 11.33%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (COST $45,651,465)...................     45,651,465    45,651,465
                                                                 -------------
                                                       FACE
                                                      VALUE
                                                  --------------
BONDS - 5.62%
CONVERTIBLE BOND - 0.46%
CHINA - 0.25%
Qingling Motors Co. Series 144A
 3.500%, due 01/22/02 (c)........................ $    1,925,000     1,001,000
                                                                 -------------
POLAND - 0.21%
Elektrim S.A. Regis 2.000%, due 05/30/04......... PLN  1,250,000       829,294
                                                                 -------------
                                                                     1,830,294
                                                                 -------------
NON-U.S. GOVERNMENT BOND - 5.16%
POLAND - 2.25%
Government of Poland, 12.000%, due 02/12/03...... PLN 37,000,000     9,072,268
                                                                 -------------
RUSSIA - 2.91%
Gargill Russian GKO 17.750%, due 09/23/98 ....... $    2,219,835     2,141,588
Russia GKO 0%, due 05/19/99...................... RUB 41,914,000     4,969,320
Russia GKO Series 1114 0%, due 11/18/98 .........     33,270,000     4,606,986
                                                                 -------------
                                                                    11,717,894
                                                                 -------------
                                                                    20,790,162
                                                                 -------------
TOTAL BONDS (COST $21,758,296)...................                   22,620,456
                                                                 -------------

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--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       FACE
                                                       VALUE         VALUE
                                                   ------------- -------------

SHORT-TERM INVESTMENTS - 10.63%
U.S. COMMERCIAL PAPER - 10.63%
Hilton Hotels Corp. 5.720%, due 07/15/98.........  $   3,500,000  $  3,492,214
Mediaone Group Funding CP 5.750%, due 08/14/98...      3,000,000     2,978,917
Raytheon Co. 5.700%, due 07/01/98................      3,000,000     3,000,000
Raytheon Co. 5.700%, due 07/09/98................      4,000,000     3,994,933
Texas Utilities CP 6.150%, due 07/17/98..........     10,030,000    10,002,585
Texas Utilities Co. 5.730%, due 08/31/98.........      6,000,000     5,941,745
Textron Inc. 5.720%, due 08/17/98................      5,500,000     5,458,927
Union Pacific Co. 5.750%, due 08/31/98...........      3,000,000     7,923,690
                                                                 -------------
TOTAL SHORT TERM INVESTMENTS (COST $42,791,571)..                   42,793,011
                                                                 -------------
TOTAL INVESTMENTS (COST $491,317,114) - 103.06%
 (A).............................................                  415,096,417
                                                                 -------------
LIABILITIES, LESS CASH AND OTHER ASSETS -
  (3.06%)........................................                  (12,325,612)
                                                                 -------------
NET ASSETS - 100%................................                 $402,770,805
                                                                 =============




               See accompanying notes to schedule of investments.

 BRINSON EMERGING MARKETS EQUITY FUND                  SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $491,317,114; and net unrealized depreciation consisted of:

        Gross unrealized appreciation.............. $ 14,983,536
        Gross unrealized depreciation..............  (91,204,233)
                                                    ------------
            Net unrealized depreciation............ $(76,220,697)
                                                    ============

(b) Non-income producing security.
(c) Denominated in U.S. Dollars.
ADR: American Depositary Receipt
GDR: Global Depositary Receipt
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998 the value of these securities amounted to $262,210 or 0.07% of net assets.

EQUITY SWAP CONTRACTS

The Brinson Emerging Markets Equity Fund has entered into equity swap contracts as of June 30, 1998. These Swaps serve to reduce the Fund's exposure to short-term investments and increase the Fund's exposure to various countries. The following reflects the open swap positions as of June 30, 1998, aggregated by country exposure.

                                                          NET
NOTIONAL AMOUNTS     MATURITY DATES      COUNTRY    UNREALIZED LOSS   EXPOSURE
----------------   -------------------   --------   ---------------   --------
     3,437,435          08/17/98         Hungary          (319,052)     0.78%
    15,000,000     10/15/98 - 05/14/99   Korea          (5,044,074)     2.47%
    13,800,000     08/17/98 - 04/15/99   Malaysia       (7,082,731)     1.67%
       898,862          09/24/98         Mexico           (147,260)     0.19%
       300,626          08/17/98         Pakistan         (175,749)     0.03%
    10,388,287     08/17/98 - 04/15/99   Poland         (1,065,364)     2.31%
    19,112,261     08/15/98 - 04/15/99   Taiwan         (3,349,049)     3.91%
     6,900,000     10/15/98 - 11/16/98   Thailand       (4,086,566)     0.70%
    11,460,570     03/15/99 - 05/14/99   Turkey           (779,509)     2.65%
  ------------                                       -------------    -------
   $81,298,041                                        $(22,049,354)    14.71%
  ============                                       =============    =======




                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS:
 Investments, at value:
  Unaffiliated issuers (Cost $445,665,649)......................... $369,444,952
  Affiliated issuers (Cost $45,651,465)............................   45,651,465
 Cash..............................................................   10,342,166
 Foreign currency, at value (Cost $6,454,406)......................    6,369,022
 Receivables:
  Dividends........................................................    1,270,983
  Interest.........................................................      556,359
  Investment Securities Sold.......................................   12,890,940
  Net unrealized appreciation on equity swap contracts.............      357,273
 Other assets......................................................      193,290
                                                                    ------------
    TOTAL ASSETS...................................................  447,076,450
                                                                    ------------
LIABILITIES:
 Payables:
  Investment securities purchased..................................   21,821,375
  Net unrealized depreciation on equity swap contracts.............   22,406,627
  Accrued expenses ................................................       77,643
                                                                    ------------
    TOTAL LIABILITIES .............................................   44,305,645
                                                                    ------------
NET ASSETS:
 Applicable to 49,819,878 shares; no par value, unlimited shares authorized....................................................... $402,770,805
                                                                    ============
 Net asset value per share ($402,770,805 / 49,819,878 shares)......  $    8.0845
                                                                    ============
 Maximum offering price per share (net asset value, plus 1.50% of
  net asset value, or 1.50% of offering price).....................  $    8.2058
                                                                    ============
 Redemption price per share (net asset value, less 1.50% of net as-
  set value, or 1.52% of redemption value).........................  $    7.9632
                                                                    ============
NET ASSETS CONSIST OF:
 Paid in capital................................................... $534,155,588
 Accumulated net investment income.................................   28,043,678
 Accumulated net realized loss.....................................  (60,667,391)
 Net unrealized depreciation.......................................  (98,761,070)
                                                                    ------------
    NET ASSETS..................................................... $402,770,805
                                                                    ============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
 Dividends (net of $176,437 for foreign taxes withheld).............  $  6,078,663
 Interest (net of $28,707 for foreign taxes withheld)...............     9,459,470
                                                                     -------------
    TOTAL INCOME....................................................    15,538,133
                                                                     -------------
EXPENSES:
 Custodian..........................................................       625,802
 Administration.....................................................       182,237
 Professional.......................................................        42,112
 Other..............................................................         7,174
                                                                     -------------
    TOTAL EXPENSES..................................................       857,325
                                                                     -------------
    NET INVESTMENT INCOME...........................................    14,680,808
                                                                     -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments.......................................................   (49,745,191)
  Equity swap contracts.............................................       150,705
  Foreign currency transactions.....................................       793,585
                                                                     -------------
   Net realized loss................................................   (48,800,901)
                                                                     -------------
 Change in net unrealized appreciation or depreciation on:
  Investments, equity swap contracts and foreign currency...........   (14,650,774)
  Translation of other assets and liabilities denominated in foreign
   currency.........................................................       (79,582)
                                                                     -------------
   Change in net unrealized appreciation or depreciation............   (14,730,356)
                                                                     -------------
 Net realized and unrealized loss...................................   (63,531,257)
                                                                     -------------
 Net decrease in net assets resulting from operations...............  $(48,850,449)
                                                                     =============




                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                  SIX MONTHS
                                                     ENDED
                                                 JUNE 30, 1998     YEAR ENDED
                                                  (UNAUDITED)   DECEMBER 31, 1997
                                                 -------------  -----------------
OPERATIONS:
 Net investment income.......................... $ 14,680,808     $  8,365,844
 Net realized loss..............................  (48,800,901)      (9,483,262)
 Change in net unrealized appreciation or
  depreciation..................................  (14,730,356)     (85,779,669)
                                                 ------------     ------------
 Net decrease in net assets resulting from
  operations....................................  (48,850,449)     (86,897,087)
                                                 ------------     ------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................   79,485,008      366,188,354
 Shares redeemed................................  (79,737,092)      (6,756,104)
                                                 ------------     ------------
 Net increase (decrease) in net assets resulting
  from capital share transactions (a)...........     (252,084)     359,432,250
                                                 ------------     ------------
    TOTAL INCREASE (DECREASE) IN NET ASSETS.....  (49,102,533)     272,535,163
                                                 ------------     ------------
NET ASSETS:
 Beginning of period............................  451,873,338      179,338,175
                                                 ------------     ------------
 End of period (including accumulated net
  investment
  income of $28,043,678 and $13,362,870,
  respectively)................................. $402,770,805     $451,873,338
                                                 ============     ============
(a)A summary of capital share transactions follows:
                                                    SHARES           SHARES
                                                 ------------     ------------
  Shares sold...................................    8,937,488       32,314,985
  Shares redeemed...............................   (8,429,953)        (608,644)
                                                 ------------     ------------
   Net increase in shares outstanding...........      507,535       31,706,341
                                                 ============     ============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS EQUITY FUND                     FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                           SIX MONTHS
                              ENDED      YEAR ENDED    YEAR ENDED  PERIOD ENDED
                          JUNE 30, 1998 DECEMBER 31,  DECEMBER 31, DECEMBER 31,
                           (UNAUDITED)      1997          1996        1995*
                          ------------- ------------  ------------ ------------
Net asset value,
 beginning of period....    $ 9.1635      $10.1862      $ 9.3164     $10.0000
                            --------      --------      --------     --------
Income from investment
 operations:
 Net investment
  income................      0.2919        0.2561***     0.1810       0.1028
 Net realized and
  unrealized gain
  (loss)................     (1.3709)      (1.2788)       0.6888      (0.7864)
                            --------      --------      --------     --------
   Total income (loss)
    from investment
    operations..........     (1.0790)      (1.0227)       0.8698      (0.6836)
                            --------      --------      --------     --------
Net asset value, end of
 period.................    $ 8.0845      $ 9.1635      $10.1862     $ 9.3164
                            ========      ========      ========     ========
Total return (non-
 annualized)............    (11.77)%      (10.04)%         9.34%      (6.84)%
Ratios/Supplemental data
 Net assets, end of
  period (in 000s)......    $402,771      $451,873      $179,338     $ 90,129
 Ratio of expenses to
  average net assets....       0.35%**       0.28%         0.46%        0.50%**
 Ratio of net investment
  income to average net
  assets................       6.05%**       2.44%         3.42%        3.86%**
 Portfolio turnover
  rate..................         59%           62%           25%           2%
 Average commission rate
  paid per share........    $ 0.0001      $ 0.0027      $ 0.0016     $ 0.0016

* The Fund commenced operations June 30, 1995.
** Annualized
*** The net investment income per share data was determined by using average shares outstanding during the period.


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKET DEBT FUND
--------------------------------------------------------------------------------

 The Brinson Emerging Markets Debt Fund is an actively managed diversified portfolio of fixed income securities issued by sovereign, agency and corporate borrowers domiciled in countries typically excluded from the definition of "developed" markets. Fundamental economic and political analyses are the key elements of the process. Relative value analysis drives our duration, country allocation and security selection strategies.

 Since its performance inception on July 31, 1995, the first month-end after the Fund became fully invested, the Brinson Emerging Markets Debt Fund has earned an annualized return of 28.14%, compared to the 22.73% return of its benchmark. For the first half of the year, the Fund returned 0.83% versus -
  1.08% for its benchmark, J.P. Morgan's Emerging Markets Bond Index Plus (EMBI+). The EMBI+ comprises 61% Brady bonds, 8% loans, 24% Eurobonds and 7% domestic issues as of June 1998.

 The underperformance of the EMBI+ relative to equivalent duration U.S. Treasury securities year-to-date, - 5.39%, was due to principal losses resulting from credit spreads widening approximately 1.31%. Both market and country allocation strategies and security selection improved Fund results, the most notable of which was an overweight in local currency Polish bonds. In April, South Korea entered the EMBI+ after it issued 4 billion dollars worth of eurobonds; part of the proceeds from the issue was used to support Korea's debt ridden banking system. Until recently, Korea's A1 rating precluded its entry into the EMBI+. U.S. interest rates declined significantly over the first half of the year; our interest rate duration strategy of 1.0 times the index did not add or detract from our performance.

 Our current duration strategy (1.0 times the index) reflects a benign view of U.S. interest rates. Notable country strategies are overweights in Russia, Croatia and Colombia, and underweights in Brazil, Mexico and Venezuela.

 BRINSON EMERGING MARKETS DEBT FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                         6 MONTHS 1 YEAR  ANNUALIZED
                                          ENDED    ENDED  06/30/95*
                                         6/30/98  6/30/98 TO 6/30/98
--------------------------------------------------------------------
Brinson Emerging Markets Debt Fund/(1)/    0.83%   6.81%    26.79%
--------------------------------------------------------------------
Brinson Emerging Markets Debt Fund/(2)/    0.33%   6.28%    26.44%
--------------------------------------------------------------------
JP Morgan EMBI+                           -1.08%   1.39%    22.06%
--------------------------------------------------------------------

  *  Inception date of the Brinson Emerging Markets Debt Fund.
/(1)/Total return based on NAV--Does not include the payment of a 0.50%
     transaction charge on Fund share purchases.
/(2)/Standardized total return--Includes the payment of a 0.50% transaction charge on Fund share purchases in each period presented where applicable.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson Emerging Markets Debt Fund and in the JP Morgan EMBI+ if you had invested $100,000 on June 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON EMERGING MARKETS DEBT FUND
VS. JP MORGAN EMBI+

                           [LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                       FACE
                                                      AMOUNT          VALUE
                                                  --------------- -------------

BONDS - 94.74%
INTERNATIONAL DOLLAR BONDS - 90.63%
ARGENTINA - 22.57%
Argentina - Global Bond, 9.750%, due 09/19/27...  $    22,500,000  $ 20,846,250
Argentina - Par Series L, 6.625%, due 03/31/05..       42,465,000    37,539,060
Argentina - Par Series L, 5.750%, due 03/31/23..       16,250,000    12,075,781
Argentina - FRN, 8.726%, due 04/10/05...........       30,050,000    30,050,000
                                                                  -------------
                                                                    100,511,091
BRAZIL - 10.97%
Brazil - C PIK Bond, 8.000%, due 04/15/04.......       21,289,854    15,674,655
Brazil - DCB L, FRN, 6.688%, due 04/15/12.......        9,750,000     6,794,483
Brazil - Global Bond, 10.125%, due 05/15/27.....        9,326,000     8,029,686
Brazil - IDU, Series A, FRN, 6.875%, due
 01/01/01.......................................        5,250,000     4,982,250
Brazil - New Money Bond, FRN, 6.688%, due
 4/15/09........................................        3,250,000     2,478,125
Brazil - EI, Series L, FRN, 6.625%, due
 04/15/06.......................................        2,910,000     2,393,475
Brazil - Global Bond 9.375%, due 04/07/08.......        9,500,000     8,516,750
                                                                  -------------
                                                                     48,869,424
BULGARIA - 1.65%
Bulgaria--FLIRB, Series A, FRN
 2.250%, due 07/28/12...........................       12,000,000     7,365,000
                                                                  -------------
COLUMBIA - 3.98%
Columbia - Global Bond 8.625%, due 04/01/08.....        9,000,000     8,536,500
Columbia - 144A 7.270%, due 06/15/03............        9,900,000     9,194,625
                                                                  -------------
                                                                     17,731,125
CROATIA - 5.13%
Croatia - Series A, 6.500%, due 07/30/10........       26,500,000    22,856,250
                                                                  -------------
GUATEMALA - 3.28%
Guatemala - 8.500%, due 08/03/07................       15,000,000    14,596,695
                                                                  -------------
HONG KONG - 0.64%
Hong Kong - Silver Grant International Indus-
 tries, 1.000%, due 08/19/04....................        5,400,000     2,835,000
                                                                  -------------
KOREA - 2.13%
Korea - Development Bank Global Bond, 8.090%,
 due 10/06/04...................................          900,000       868,331
Korea - Global Bond 8.875%, due 04/15/08........        9,500,000     8,621,402
                                                                  -------------
                                                                      9,489,733
MEXICO - 8.92%
Mexico - Global Bond, Series B, 6.250%, due
 12/31/19.......................................       14,000,000    11,593,750
Mexico - Monterray Power S.A.,144A 9.625%, due
 11/15/09.......................................       11,300,000    10,226,500
Mexico - Bufete Industries, 11.375%, due
 7/15/99........................................        1,800,000     1,416,078
Mexico - Petacal Trust, Regs, 10.160%, due
 12/23/09.......................................        6,200,000     6,138,000
Mexico - Conproca S.A., Series 144A, 12.000%,
 due 06/16/10...................................       10,260,000    10,362,600
                                                                  -------------
                                                                     39,736,928
MOROCCO - 4.59%
Morocco - Loan Tranche A FRN 6.563%, due
 01/01/09.......................................       24,000,000    20,460,000
                                                                  -------------
PHILIPPINES - 1.84%
Philippines - Global Bond, 8.875%, due
 04/15/08.......................................        8,600,000     8,213,000
                                                                  -------------

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                      FACE
                                                     AMOUNT          VALUE
                                                 --------------- -------------

RUSSIA - 13.80%
Russia - Interest Notes, Series US FRN 6.625%,
 due 12/15/15%                                   $    48,129,046  $ 26,771,782
Russia - Ministry of Finance Reg S 10.000%, due
 06/26/07......................................       45,850,000    34,662,600
                                                                 -------------
                                                                    61,434,382
TUNISIA - 2.01%
Banque Centrale de Tunisie, 8.250%, due
 09/19/27......................................        9,500,000     8,942,797
                                                                 -------------
TURKEY - 2.84%
Sultan Ltd. - FRN, 8.500%, due 06/11/99........       13,000,000    12,642,500
                                                                 -------------
VENEZUELA - 6.28%
Venezuela - Global, 9.250%, due 09/15/27.......       24,776,000    19,201,400
Venezuela - DCB Series DL, FRN 6.625%, due
 12/18/07......................................        7,916,667     6,471,875
Venezuela - FLIRB Series B FRN 6.625%, due
 03/31/07......................................        2,785,714     2,305,179
                                                                 -------------
                                                                    27,978,454
                                                                 -------------
                                                                   403,662,379
                                                                 -------------
STRUCTURED NOTE - 0.93%
U.S. TREASURY BILL LINKED NOTE
ING Bank N.V. (London) 144A
 0.000%, due 08/14/98 (b)......................        4,000,000     4,120,000
                                                                 -------------
NON-U.S. GOVERNMENT OBLIGATIONS - 3.18%
GOVERNMENT OF POLAND
 12.000%, due 02/12/03.........................  PLN  11,000,000     2,697,161
 12.000%, due 06/12/03.........................       24,000,000     5,901,921
 12.000%, due 06/12/01.........................       22,500,000     5,568,540
                                                                 -------------
                                                                    14,167,622
                                                                 -------------
TOTAL BONDS (COST $437,619,641)................                    421,950,001
                                                                 -------------
SHORT TERM INVESTMENTS - 2.09%
TREASURY OBLIGATIONS - 0.22%
U.S. Treasury Bill 0.000%, due 11/27/98........  $     1,000,000       979,223
                                                                 -------------
COMMERCIAL PAPER - 1.87%
Hilton Hotels Corp., 5.720%, due 07/15/98......        1,500,000     1,496,663
Raytheon Co.
 5.700%, due 07/01/98..........................        1,000,000     1,000,000
 5.700%, due 07/09/98..........................        2,000,000     1,997,467
Union Pacific Corp., 5.740%, due 08/31/98......        3,881,000     3,843,930
                                                                 -------------
TOTAL COMMERCIAL PAPER.........................                      8,338,060
                                                                 -------------
TOTAL SHORT TERM INVESTMENTS (COST
 $8,338,104)...................................                      9,317,283
                                                                 -------------
INVESTMENT COMPANY - 3.22%
Brinson Supplementary Trust U.S. Cash Manage-
 ment Prime Fund (COST $14,322,201)............       14,322,201    14,322,201
                                                                 -------------
TOTAL INVESTMENTS (COST $460,279,946) -
  100.05%......................................                    445,589,485
                                                                 -------------
LIABILITIES, LESS CASH AND OTHER ASSETS -
  (0.05)%......................................                       (218,502)
                                                                 -------------
NET ASSETS - 100%..............................                   $445,370,983
                                                                 =============

               See accompanying notes to schedule of investments.

 BRINSON EMERGING MARKETS DEBT FUND                    SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $460,279,946; and net unrealized appreciation consisted of:

         Gross unrealized appreciation...........  $  8,786,547
         Gross unrealized depreciation...........   (23,477,008)
                                                  -------------
             Net unrealized depreciation.........  $(14,690,461)
                                                  =============

(b) No stated interest rate
FLIRB:Front Loaded Interest Reduction Bond
FRN:Floating rate note - The rate disclosed is that in effect at June 30, 1998 DCB:Debt Conversion bond
PLN:Polish Zloty
144A: Security exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, the value of these securities amounted to $24,709,100 or 5.55% of net assets.

FUTURES CONTRACTS
The Brinson Emerging Markets Debt Fund had the following open futures contracts as of June 30, 1998:

                               SETTLEMENT      COST/      CURRENT   UNREALIZED
                                  DATE       PROCEEDS      VALUE    GAIN/(LOSS)
                             -------------- ----------- ----------- -----------
  INTEREST RATE FUTURES BUY
   CONTRACTS
  10 year U.S. Treasury
   Notes, 342 contracts....  September 1998 $38,579,310 $38,934,563  $(355,253)
  INTEREST RATE FUTURES
   SELL CONTRACTS
  10 year U.S. Treasury
   Bond, 270 contracts.....  September 1998  32,612,963  33,370,313    757,350
                                                                     ---------
   Total...................                                           $402,097
                                                                     =========

The market value of cash and investments pledged to cover margin requirements for the open futures positions at June 30, 1998 were $75,938 and $979,223, respectively.

                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1998 (UNAUDITED)

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $445,957,745).................... $ 431,267,284
    Affiliated issuers (Cost $14,322,201).......................    14,322,201
   Receivables:
    Interest....................................................     9,993,096
    Investment securities sold..................................       720,376
    Variation margin............................................        75,938
                                                                 -------------
      TOTAL ASSETS..............................................   456,378,895
                                                                 -------------
  LIABILITIES:
   Payables:
    Due to custodian bank.......................................    10,824,625
    Variation margin............................................        64,125
    Accrued expenses............................................       119,162
                                                                 -------------
      TOTAL LIABILITIES.........................................    11,007,912
                                                                 -------------
  NET ASSETS:
   Applicable to 21,836,518 shares; no par value, unlimited
    shares authorized...........................................  $445,370,983
                                                                 =============
   Net asset value and redemption price per share ($445,370,983
    / 21,836,518 shares)........................................  $    20.3957
                                                                 =============
   Maximum offering price per share (net assets value, plus
    0.50% of net asset value or 0.50% of offering price)........  $    20.4977
                                                                 =============
  NET ASSETS CONSIST OF:
   Paid in capital..............................................  $318,677,536
   Accumulated net investment income............................    72,731,624
   Accumulated net realized gain................................    68,251,830
   Net unrealized depreciation..................................   (14,290,007)
                                                                 -------------
      NET ASSETS................................................  $445,370,983
                                                                 =============

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

INVESTMENT INCOME:
 Interest.......................................................  $ 22,911,990
                                                                 -------------
    TOTAL INCOME................................................    22,911,990
                                                                 -------------
EXPENSES:
 Administration.................................................       171,241
 Professional...................................................        42,255
 Custodian......................................................        43,381
 Other..........................................................         6,141
                                                                 -------------
    TOTAL EXPENSES..............................................       263,018
                                                                 -------------
    NET INVESTMENT INCOME.......................................    22,648,972
                                                                 -------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
 Net realized gain (loss) on:
  Investments...................................................    10,276,472
  Futures contracts.............................................     1,965,767
  Foreign currency transactions.................................       (63,534)
                                                                 -------------
   Net realized gain............................................    12,178,705
                                                                 -------------
 Change in net unrealized appreciation or depreciation on:
  Investments...................................................   (31,497,071)
  Futures contracts.............................................       (71,438)
  Translation of other assets and liabilities denominated in
   foreign currency.............................................         6,987
                                                                 -------------
   Change in net unrealized appreciation or depreciation........   (31,561,522)
                                                                 -------------
 Net realized and unrealized loss...............................   (19,382,817)
                                                                 -------------
 Net increase in net assets resulting from operations...........  $  3,266,155
                                                                 =============


                See accompanying notes to financial statements.

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 1998     YEAR ENDED
                                                (UNAUDITED)   DECEMBER 31, 1997
                                               -------------  -----------------
OPERATIONS:
 Net investment income........................  $ 22,648,972     $ 25,868,174
 Net realized gain............................    12,178,705       37,060,810
 Change in net unrealized appreciation or
  depreciation................................   (31,561,522)     (12,971,139)
                                               -------------    -------------
 Net increase in net assets resulting from op-
  erations....................................     3,266,155       49,957,845
                                               -------------    -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold .................................    55,386,300      222,421,261
 Shares redeemed..............................   (41,366,519)     (66,864,627)
                                               -------------    -------------
 Net increase in net assets resulting from
  capital share transactions (a)..............    14,019,781      155,556,634
                                               -------------    -------------
    TOTAL INCREASE IN NET ASSETS..............    17,285,936      205,514,479
                                               -------------    -------------
NET ASSETS:
 Beginning of period..........................   428,085,047      222,570,568
                                               -------------    -------------
 End of period (including accumulated net
  investment income of $72,731,624 and
  $50,082,652, respectively)..................  $445,370,983     $428,085,047
                                               =============    =============
(a)A summary of capital share transactions
 follows:
                                                  SHARES           SHARES
                                               -------------    -------------
 Shares sold..................................     2,645,191       11,490,582
 Shares redeemed..............................    (1,971,927)      (3,511,554)
                                               -------------    -------------
  Net increase in shares outstanding..........       673,264        7,979,028
                                               =============    =============

 BRINSON EMERGING MARKETS DEBT FUND                       FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                          SIX MONTHS       YEAR ENDED
                             ENDED        DECEMBER 31,
                         JUNE 30, 1998 ----------------------    PERIOD ENDED
                          (UNAUDITED)    1997         1996    DECEMBER 31, 1995*
                         ------------- ---------    --------- ------------------
Net asset value,
 beginning of period...     $20.2278    $16.8816     $11.6401      $10.0000
                           ---------   ---------    ---------     ---------
Income from investment
 operations:
 Net investment in-
  come.................       0.9642      1.7757***    1.3882        0.4485
 Net realized and
  unrealized
  gain(loss)...........      (0.7963)     1.5705       3.8533        1.1916
                           ---------   ---------    ---------     ---------
  Total income from
   investment
   operations..........       0.1679      3.3462       5.2415        1.6401
                           ---------   ---------    ---------     ---------
Net asset value, end of
 period................     $20.3957    $20.2278     $16.8816      $11.6401
                           =========   =========    =========     =========
Total return
 (non-annualized)......        0.83%      19.82%       45.03%        16.40%
Ratios/Supplemental
 data
 Net assets, end of pe-
  riod (in 000s).......     $445,371    $428,085     $222,571      $119,654
 Ratio of expenses to
  average net assets...        0.12%**     0.13%        0.18%         0.50%**
 Ratio of net
  investment income to
  average net assets...        9.92%**     9.83%       11.89%        12.95%**
 Portfolio turnover
  rate.................          56%        120%          71%           29%

*The Fund commenced operations June 30, 1995.
**Annualized
*** The net investment income per share was determined by using average shares outstanding during the period.

                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

Brinson Partners is an active manager of high yield fixed income client portfolios. We believe successful high yield investing involves capturing the market's high total return potential while minimizing losses due to credit deterioration or default. We believe that our research-intensive effort and our focus on long-term performance will result in superior risk-adjusted terms. At the forefront of our philosophy is a focus on diversification and preservation of principal.

The Brinson High Yield Fund has provided an annualized total return of 11.84% since inception on April 30, 1995, versus 12.41% for its benchmark, the First Boston High Yield Bond Index. This performance was achieved at an annualized volatility of 3.98% versus 2.64% for the index. The Fund significantly underperformed its benchmark in the first half of the year, registering a 2.10% gain versus the 4.31% return of the index. The average yield to worst of the index, has increased modestly from 9.58% to 9.66% in the first half. Despite this the average spread of the index has widened 31 basis points to 417 basis points because of the relative performance versus Treasuries. Although the high yield market has benefited from modest economic growth and rising corporate earnings, new issue supply has overwhelmed the demand for paper and default rates have begun to gradually increase, influenced largely by foreign issuers of bonds.

During the first half of 1998 the middle segment has been the best performing quality tier with a 4.93% total return. The upper tier lags modestly with a 4.34% total return, despite a very strong second quarter. The lower tier had a 1.97% loss in the first half. Quality tier weights had a neutral impact on performance. The Fund has been increasing its weight in the upper tier bonds.

All industry groups had positive returns during the first half. The best performers included restaurants, gaming, cable TV and airlines. Our Fund has no exposure to restaurants, gaming or airlines, which together constitute 5.39% of the index. The worst performers were energy, packaging and utilities. Our underweights of each of these industries benefited performance and the net attribution from sector weights was neutral.

The Fund owns 60 different issues in an effort to achieve diversification by industry, quality, security type, maturity and coupon. During the first half of 1998 we added 23 new credits to the Fund of which 70% were new issues. In excess of $100 billion of new issues have accessed the market in the first half. Credit selection remains the primary driver of relative performance and the Fund experienced several deteriorating credits which severly impacted performance. The average yield of the Fund is 10.21% and the average maturity is 8.08 years.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

TOTAL RETURN

                                    6 MONTHS  1 YEAR   3 YEARS  ANNUALIZED
                                     ENDED     ENDED    ENDED   04/30/95*
                                    6/30/98   6/30/98  6/30/98  TO 6/30/98
---------------------------------------------------------------------------
Brinson High Yield Fund                 2.10%    8.73%   12.33%      11.84%
---------------------------------------------------------------------------
First Boston High Yield Bond Index      4.31%   10.98%   11.86%      12.41%
---------------------------------------------------------------------------

*Performance inception date of the Brinson High Yield Fund.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $100,000

This chart shows the growth in the value of an investment in the Brinson High Yield Fund and the First Boston High Yield Bond Index if you had invested $100,000 on April 30, 1995. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

BRINSON HIGH YIELD FUND
VS. FIRST BOSTON HIGH YIELD BOND INDEX

                           [LINE GRAPH APPEARS HERE]

Fund returns are net of all fees and costs, while the index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.

 BRINSON HIGH YIELD FUND
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

As a Percent of Net Assets
As of June 30, 1998

U.S. BONDS
Corporate Bonds
 Appliances & Household
  Durables......................   2.26%
 Auto...........................   1.83
 Broadcasting & Public Service..   3.55
 Business Services..............   2.97
 Construction...................   2.32
 Consumer Goods.................   7.41
 Electronics and Electric
  Components....................   4.01
 Energy.........................   1.56
 Financial......................   1.60
 Food & House Products..........   3.23
 Health.........................   3.23
 Industrial.....................  15.89
 Machinery & Engineering........   1.57
 Multi-Industry.................   1.57
 Real Estate....................   0.79
 Recreation.....................   1.08
 Retail.........................   4.98
 Services.......................   1.56
 Telecommunications.............  10.74
 Utilities......................   1.66
 Wholesale & International
  Trade.........................   1.53
                                 ------
  Total U.S. Corporate Bonds....  75.34
                                 ------
 International Dollar Bonds.....  14.08
                                 ------
  Total U.S. Bonds..............  89.42
                                 ------
U.S. EQUITIES
 Common Stock...................   0.41
 Preferred Stock................   7.91
 Warrants.......................   0.11
                                 ------
  Total U.S. Equities...........   8.43
                                 ------
 SHORT-TERM INVESTMENTS.........   0.51
                                 ------
 TOTAL INVESTMENTS..............  98.36
 CASH AND OTHER ASSETS,
  LESS LIABILITIES..............   1.64
                                 ------
  NET ASSETS.................... 100.00%
                                 ======

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                         FACE
                                                        AMOUNT        VALUE
                                                     ------------ -------------

  U.S. BONDS - 89.42%
  U.S. CORPORATE BONDS - 75.34%
  21st Century Telecom Group 144A 0.000%,
   due 02/15/08 (h)................................    $6,000,000  $  3,390,000
  Advanced Lighting Technologies 144A
   8.000%, due 03/15/08............................     3,500,000     3,482,500
  American Business Information Services 144A
   9.500%, due 06/15/08............................     3,000,000     3,015,000
  BTI Telecommunications Corp.,10.500%, due
   09/15/07........................................     3,000,000     2,940,000
  Boyds Collection Ltd. 144A 9.000%, due 05/15/08..     3,000,000     2,992,500
  Burke Industries Inc., 144A, 10.000%, due
   08/15/07........................................     3,000,000     3,052,500
  California Energy Co., Inc., 9.500%, due
   09/15/06........................................     3,000,000     3,236,250
  Century Communications Corp. 0.000%, due 01/15/08
   (b).............................................     8,000,000     3,660,000
  Coinmach Corp., Series B, 11.750%, due 11/15/05..     3,000,000     3,345,000
  Communications Instruments, Series B,
   10.000%, due 09/15/04...........................     3,000,000     3,060,000
  Corporate Express, Inc., 4.500%, due 07/01/00....     3,000,000     2,773,410
  DVI Inc., 9.875%, due 02/01/04...................     3,000,000     3,127,500
  Delco Remy International Inc., 8.625%, due
   12/15/07........................................     3,500,000     3,561,250
  Details Holding Corp., Series B, 0.000%, due
   11/15/07 (c)....................................     7,000,000     4,305,000
  Fortress Group, Inc., 13.750%, due 05/15/03......     4,000,000     4,520,000
  Fresh Foods Inc. 144A 10.750%, due 06/01/06......     3,000,000     3,000,000
  Fundy Cable Ltd., 11.000%, due 11/15/05..........     3,000,000     3,315,000
  Globalstar LP, 11.375%, due 02/15/04.............     3,500,000     3,386,250
  Hadco Corp. 144A 9.500%, due 06/15/08............     3,500,000     3,500,000
  Hines Horticulture Inc., Series B, 11.750%, due
   10/15/05........................................     3,000,000     3,300,000
  Hudson Respiratory Care 144A 9.125%, due
   04/15/08........................................     3,500,000     3,325,000
  Icon Fitness Corp., 0.000%, due 11/15/06 (d).....     7,000,000     2,100,000
  J.B. Poindexter & Co., 12.500%, due 05/15/04.....     3,000,000     2,985,000
  James Cable Partners LP, Series B 10.750%, due
   08/15/04........................................     3,000,000     3,195,000
  KMC Telecom Holdings, Inc. Units 144A 0.000%,
   due 02/15/08 (h)................................     6,000,000     3,540,000
  LES, Inc. 144A 9.250%, due 06/01/08..............     1,500,000     1,537,500
  Leslie's Poolmart, 10.375%, due 07/15/04.........     2,000,000     2,100,000
  National Equipment Services, 144A, 10.000%,
   due 11/30/04....................................     3,000,000     3,030,000
  Nextel Communications Inc.,144A Step, 0.000%,
   due 09/15/07 (e)................................     6,500,000     4,403,750
  Nuevo Energy Co. 144A 8.875%, due 06/01/08.......     3,000,000     3,037,500
  OshKosh Truck Corp. 8.750%, due 03/01/08.........     3,000,000     3,030,000
  Parker Drilling Corp., Snr-Nts Series B,
   9.750%, due 11/15/06............................     3,500,000     3,578,750
  Packaged Ice, Inc. 144A 9.750%, due 02/01/05.....     4,000,000     4,030,000
  Plastic Containers Inc., Series B, 10.000%, due
   12/15/06........................................     3,000,000     3,225,000
  Premier Parks, Inc. 0.000%, due 04/01/08.........     5,000,000     3,325,000
  Remington Product Co. LLC, Series B,
   11.000%, due 05/15/06...........................     3,000,000     2,737,500

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                        FACE
                                                       AMOUNT        VALUE
                                                    ------------ -------------

  U.S. CORPORATE BONDS - (CONTINUED)
  Riverwood International Corp., 10.875%, due
   04/01/08........................................   $3,000,000  $  3,030,000
  Spin Cycle, Inc. Units 144A 0.000%, due 05/01/05
   (I).............................................    4,500,000     3,172,500
  Tultex Corp., 10.625%, due 03/15/05..............    3,300,000     3,341,250
  USN Communications, Inc., Series B 0.000%,
   due 08/15/04 (j)................................    4,000,000     2,960,000
  Vialog, Inc. 12.750%, due 11/15/01...............    1,000,000     1,030,000
  Victory Markets, Inc., 12.500%, due 03/15/00
   (h).............................................    2,000,000        40,000
  Vintage Petroleum 9.000%, due 12/15/05...........    4,000,000     4,110,000
  Werner Holdings Co., Series A 10.000%, due
   11/15/07........................................    3,000,000     3,120,000
  William Carter Co., Series A, 10.375%, due
   12/01/06........................................    3,000,000     3,195,000
  Wireless One, Inc., Step, 0.000%, due 08/01/06
   (f).............................................    5,000,000       450,000
  Wright Medical Technology, Series D,
   11.750%, due 07/01/00...........................    3,000,000     2,970,000
  Young Broadcasting Corp., 9.000%, due 01/15/06...    3,000,000     3,157,500
                                                                 -------------
                                                                   146,718,410
                                                                 -------------
  INTERNATIONAL DOLLAR BONDS - 14.08%
  Croatia - Series A, 6.500%, due 07/30/10.........    3,000,000     2,587,500
  Fage Dairy Industries S.A., 9.000%, due
   02/01/07........................................    4,000,000     3,890,000
  Global Crossing 9.625%, 144A, due 05/15/08.......    3,000,000     3,131,250
  International Utility Structures 144A 10.750%,
   due 02/01/08....................................    3,000,000     3,060,000
  Mexican United States Global Bond, 9.875%, due
   01/15/07........................................    3,500,000     3,627,750
  Morocco - Loan Tranche A FRN, 6.563%, due
   01/01/09........................................    3,500,000     2,983,750
  Royal Oak Mines Inc., Series B, 11.000%, due
   08/15/06........................................    3,000,000     2,550,000
  Telesystems International Wireless, Series C
   0.000%,
   due 11/01/07 (g)................................    5,000,000     2,962,500
  Venezuela - DCB, Series DL, FRN, 6.625%, due
   12/18/07........................................    3,166,666     2,612,499
                                                                 -------------
                                                                    27,405,249
                                                                 -------------
  TOTAL U.S. BONDS (COST $181,180,038).............                174,123,659
                                                                 -------------
                                                       SHARES
                                                    ------------

  U.S. EQUITIES - 8.43%
  CBS Radio, PIK Preferred, 11.375% (b)............       31,584     3,750,600
  CSC Holdings, Inc., Series M (b).................       28,606     3,296,851
  F.T.D., Class B, (b).............................       81,250       812,500
  Icon Health & Fitness Capital, Inc., Warrants
   144A (b)........................................        4,000        20,000
  Nextel Communications, Inc., Warrants "98" (b)...        2,315           139
  Nextlink Communications, Inc.,
   PIK Convertible Preferred, 14.000% (b)..........       71,286     4,241,517
  Pegasus Communications, Series A,
   PIK Convertible Preferred, 12.750% (b)..........        3,579     4,026,375
  Pegasus Communications, Warrants "07" (b)........        3,000        97,500
  Renaissance Cosmetics, Inc.
   PIK Convertible Preferred, 14.000% (b)..........        7,618        76,180

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

                                                       SHARES        VALUE
                                                    ------------ -------------

  U.S. EQUITIES - (CONTINUED)
  Renaissance Cosmetics, Inc., Warrants "01" (b)...        4,000  $         40
  Renaissance Cosmetics, Inc., Warrants "06" (b)...        5,000            50
  Vialog Corp., 144A, (b)..........................        1,000        40,000
  Wright Medical Technology, Warrants "03" (b).....          618        61,788
                                                                 -------------
  TOTAL U.S. EQUITIES (COST $18,352,752)...........                 16,423,540
                                                                 -------------
  INVESTMENT COMPANY - 0.51%
  Brinson Supplementary Trust U.S. Cash Management
   Prime Fund (Cost $995,966)......................      995,966       995,966
                                                                 -------------
  TOTAL INVESTMENTS - (COST $200,528,756) 98.36%
   (A).............................................                191,543,165
                                                                 -------------
  CASH AND OTHER OTHER ASSETS, LESS LIABILITIES -
    1.64%..........................................                  3,192,381
                                                                 -------------
  NET ASSETS - 100%................................               $194,735,546
                                                                 =============




               See accompanying notes to schedule of investments.

 BRINSON HIGH YIELD FUND                               SCHEDULE OF INVESTMENTS
-------------------------------------------------------------------------------

 June 30, 1998 (Unaudited)

 NOTES TO SCHEDULE OF INVESTMENTS

 (a) Aggregate cost for federal income tax purposes was $200,528,756; and net unrealized depreciation consisted of:

         Gross unrealized appreciation...........  $  7,023,955
         Gross unrealized depreciation...........   (16,009,546)
                                                  -------------
             Net unrealized depreciation.........  $ (8,985,591)
                                                  =============

 (b)Non-income producing security.
 (c)Interest rate 0.000% until 11/15/02, then 12.500% to maturity
 (d)Interest rate 0.000% until 11/15/01, then 14.000% to maturity
 (e)Interest rate 0.000% until 09/15/02, then 10.650% to maturity
 (f)Interest rate 0.000% until 08/01/01, then 13.500% to maturity
 (g)Interest rate 0.000% until 11/01/02, then 10.500% to maturity
 (h)Interest rate 0.000% until 02/15/03, then 12.250% to maturity
 (i)Interest rate 0.000% until 05/15/01, then 12.750% to maturity
 (j)Interest rate 0.000% until 08/15/00, then 14.625% to maturity
 144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 1998, the value of these securities amounted to $10,486,250 or 5.38% of net assets.
 PIK: Payment in kind bond--Interest is paid in additional bonds.



                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF ASSETS AND LIABILITIES
 JUNE 30, 1998 (UNAUDITED)

  ASSETS:
   Investments, at value:
    Unaffiliated issuers (Cost $199,532,790).....................   $190,547,199
    Affiliated issuers (Cost $995,966)...........................        995,966
   Receivables:
    Dividends....................................................         77,408
    Interest.....................................................      3,368,631
    Due from Advisor.............................................         46,490
                                                                   -------------
      TOTAL ASSETS...............................................    195,035,694
                                                                   -------------
  LIABILITIES:
   Payables:
    Investment securities purchased..............................         77,408
    Due to custodian bank........................................        176,250
    Accrued expenses.............................................         46,490
                                                                   -------------
      TOTAL LIABILITIES..........................................        300,148
                                                                   -------------
  NET ASSETS:
   Applicable to 13,658,606 shares; no par value, unlimited
    shares authorized............................................   $194,735,546
                                                                   =============
   Net asset value, offering price and redemption price per share
    ($194,735,546 / 13,658,606 shares)...........................   $    14.2574
                                                                   =============
  NET ASSETS CONSIST OF:
   Paid in capital...............................................   $147,733,110
   Accumulated net investment income.............................     42,654,043
   Accumulated net realized gain.................................     13,333,984
   Net unrealized depreciation...................................     (8,985,591)
                                                                   -------------
      NET ASSETS.................................................   $194,735,546
                                                                   =============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENT OF OPERATIONS
 FOR THE SIX MONTHS ENDED JUNE 30, 1998 (UNAUDITED)

  INVESTMENT INCOME:
   Interest.......................................................  $ 9,248,515
   Dividends......................................................      967,474
                                                                   ------------
      TOTAL INCOME................................................   10,215,989
                                                                   ------------
  EXPENSES:
   Professional...................................................       14,692
   Other..........................................................        6,518
                                                                   ------------
      TOTAL EXPENSES..............................................       21,210
                                                                   ------------
      Expenses reimbursed by Advisor..............................      (21,210)
                                                                   ------------
      NET EXPENSES................................................            0
                                                                   ------------
      NET INVESTMENT INCOME.......................................   10,215,989
                                                                   ------------
  NET REALIZED AND UNREALIZED GAIN:
   Net realized gain..............................................    1,760,110
   Change in net unrealized appreciation or depreciation..........   (8,408,334)
                                                                   ------------
   Net realized and unrealized loss...............................   (6,648,224)
                                                                   ------------
   Net increase in net assets resulting from operations...........  $ 3,567,765
                                                                   ============


                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

 STATEMENTS OF CHANGES IN NET ASSETS

                                                SIX MONTHS
                                                   ENDED
                                               JUNE 30, 1998     YEAR ENDED
                                                (UNAUDITED)   DECEMBER 31, 1997
                                               -------------  -----------------
  OPERATIONS:
   Net investment income......................  $ 10,215,989     $ 14,417,600
   Net realized gain..........................     1,760,110       10,125,145
   Change in net unrealized appreciation or
    depreciation..............................    (8,408,334)      (6,492,577)
                                               -------------    -------------
   Net increase in net assets resulting from
    operations................................     3,567,765       18,050,168
                                               -------------    -------------
  CAPITAL SHARE TRANSACTIONS:
   Shares sold................................    39,649,344       33,985,265
   Shares redeemed............................    (5,002,089)     (60,564,948)
                                               -------------    -------------
   Net increase (decrease) in net assets
    resulting from capital share transactions
    (a).......................................    34,647,255      (26,579,683)
                                               -------------    -------------
      TOTAL INCREASE (DECREASE) IN NET
       ASSETS.................................    38,215,020       (8,529,515)
                                               -------------    -------------
  NET ASSETS:
   Beginning of period........................   156,520,526      165,050,041
                                               -------------    -------------
   End of period (including accumulated net
    investment income of $42,654,043 and
    $32,438,054, respectively)................  $194,735,546     $156,520,526
                                               =============    =============

 (a) A summary of capital share transactions follows:

                                                  SHARES           SHARES
                                               -------------    -------------
    Shares sold...............................     2,867,866        2,464,066
    Shares redeemed...........................      (417,685)      (4,655,305)
                                               -------------    -------------
     Net increase (decreases) in shares out-
      standing................................     2,450,181       (2,191,239)
                                               =============    =============

                See accompanying notes to financial statements.

 BRINSON HIGH YIELD FUND                                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


 The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

                             SIX MONTHS       YEAR           YEAR        PERIOD
                                ENDED        ENDED          ENDED        ENDED
                            JUNE 30, 1998 DECEMBER 31,   DECEMBER 31, DECEMBER 31,
                             (UNAUDITED)      1997           1996        1995*
                            ------------- ------------   ------------ ------------
  Net asset value,
   beginning of period....     $13.9645     $12.3175       $10.7361     $10.0000
                              ---------    ---------      ---------    ---------
  Income from investment
   operations:
   Net investment income..       0.2288       1.3299***      0.8041       0.5408
   Net realized and
    unrealized gain.......       0.0641       0.3171         0.7773       0.1953
                              ---------    ---------      ---------    ---------
    Total income from
     investment
     operations...........       0.2929       1.6470         1.5814       0.7361
                              ---------    ---------      ---------    ---------
  Net asset value, end of
   period.................     $14.2574     $13.9645       $12.3175     $10.7361
                              =========    =========      =========    =========
  Total return (non-
   annualized)............        2.10%       13.37%         14.73%        7.36%
  Ratios/Supplemental data
   Net assets, end of
    period (in 000s)......     $194,736     $156,521       $165,050     $107,953
   Ratio of expenses to
    average net assets:
    Before expense
     reimbursement........        0.02%**      0.06%          0.14%        0.33%**
    After expense
     reimbursement........        0.00%**      0.00%          0.00%        0.00%**
   Ratio of net investment
    income to average net
    assets:
    Before expense
     reimbursement........       11.02%**     10.09%          9.17%        9.33%**
    After expense
     reimbursement........       11.04%**     10.15%          9.31%        9.66%**
   Portfolio turnover
    rate..................          24%          76%            45%          25%

 *The Fund commenced operations April 28, 1995.
 **Annualized
 *** The net investment income per share data was determined by using average shares outstanding during the period.

                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND               SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

June 30, 1998 (Unaudited)

                                                   FACE AMOUNT      VALUE
                                                  ------------- -------------
SHORT-TERM INVESTMENTS -- 100.35%
Brinson Supplementary Trust U.S. Cash Management
 Prime Fund (COST $255,204,194).................. $ 255,204,194  $255,204,194
LIABILITIES, LESS CASH AND OTHER ASSETS --
  (0.35%)........................................                    (898,309)
                                                                -------------
NET ASSETS -- 100%...............................                $254,305,885
                                                                =============



                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1998 (UNAUDITED)

ASSETS:
 Investments, at value (Cost $255,204,194).........................  $255,204,194
 Receivables:
  Interest.........................................................       288,652
  Due from Advisor.................................................         2,471
                                                                    -------------
      TOTAL ASSETS.................................................   255,495,317
                                                                    -------------
LIABILITIES:
 Payables:
  Dividends........................................................     1,183,657
  Accrued expenses.................................................         5,775
                                                                    -------------
      TOTAL LIABILITIES............................................     1,189,432
                                                                    -------------
NET ASSETS:
 Applicable to 254,306,729 shares; no par value, unlimited shares authorized.......................................................  $254,305,885
                                                                    =============
 Net asset value, offering price and redemption price per share
  price per share ($254,305,885 / 254,306,729 shares)..............  $     1.0000
                                                                    =============
NET ASSETS CONSIST OF:
 Paid in capital...................................................  $254,306,729
 Accumulated net realized loss.....................................          (844)
                                                                    -------------
      NET ASSETS ..................................................  $254,305,885
                                                                    =============


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 1998* (UNAUDITED)

INVESTMENT INCOME:
 Interest..........................................................  $4,542,116
                                                                    -----------
    TOTAL INCOME...................................................   4,542,116
                                                                    -----------
EXPENSES:
 Professional......................................................       4,655
 Other.............................................................       5,870
                                                                    -----------
    TOTAL EXPENSES.................................................      10,525
                                                                    -----------
    Expenses reimbursed by Advisor.................................      (2,471)
                                                                    -----------
    NET EXPENSES...................................................       8,054
                                                                    -----------
    NET INVESTMENT INCOME..........................................   4,534,062
NET REALIZED LOSS:
 Net realized loss.................................................        (844)
                                                                    -----------
 Net increase in net assets resulting from operations..............  $4,533,218
                                                                    ===========

* The Fund commenced operations February 18, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                  PERIOD ENDED
                                                                 JUNE 30, 1998*
                                                                  (UNAUDITED)
                                                                 --------------
OPERATIONS:
 Net investment income..........................................  $  4,534,062
 Net realized loss..............................................          (844)
                                                                 -------------
 Net increase in net assets resulting from operations...........     4,533,218
                                                                 -------------
DISTRIBUTIONS:
 Net Investment Income..........................................    (4,534,062)
                                                                 -------------
CAPITAL SHARE TRANSACTIONS:
 Shares sold....................................................   397,317,778
 Shares reinvested..............................................        16,779
 Shares redeemed................................................  (143,027,829)
                                                                 -------------
 Net increase in net assets resulting from capital share trans-
  actions (a)...................................................   254,306,728
                                                                 -------------
  TOTAL INCREASE IN NET ASSETS..................................   254,305,884
                                                                 =============
NET ASSETS:
 Beginning of period............................................             1
                                                                 -------------
 End of period..................................................  $254,305,885
                                                                 =============
(a)A summary of capital share transactions follows:
                                                                     SHARES
                                                                 -------------
 Shares sold....................................................   397,317,778
 Shares reinvested..............................................        16,779
 Shares redeemed................................................  (143,027,829)
                                                                 -------------
 Net increase in shares outstanding.............................   254,306,728
                                                                 =============

* The Fund commenced operations February 18, 1998.


                See accompanying notes to financial statements.

 BRINSON U.S. CASH MANAGEMENT PRIME FUND                  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


The table below sets forth financial data for one share of capital stock outstanding throughout the period presented.

                                                                   PERIOD ENDED
                                                                  JUNE 30, 1998*
                                                                   (UNAUDITED)
                                                                  --------------
Net asset value, beginning of period.............................    $  1.0000
                                                                    ----------
Income from investment operations:
 Net investment income...........................................       0.0140
 Net realized and unrealized gain................................       0.0000
                                                                    ----------
  Total income from investment operations........................       0.0140
                                                                    ----------
Distributions:
 Net investment income...........................................      (0.0140)
                                                                    ----------
Net asset value, end of period...................................    $  1.0000
                                                                    ==========
Total return (non-annualized)....................................        0.00%
Ratios/Supplemental data
 Net assets, end of period (in 000s).............................    $ 254,306
 Ratio of expenses to average net assets:
  Before expense reimbursement...................................        0.01%**
  After expense reimbursement....................................        0.01%**
 Ratio of net investment income to average net assets:
  Before expense reimbursement...................................        5.61%**
  After expense reimbursement....................................        5.61%**

* The Fund commenced operations February 18, 1998.
** Annualized

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES
The Brinson Relationship Funds (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended. The Trust currently offers shares of nine series representing separate portfolios of investments, each of which is non-diversified. The nine series are: Brinson Global Securities Fund, Brinson Post-Venture Fund, Brinson U.S. Equity Fund, Brinson High Yield Fund, Brinson Emerging Markets Equity Fund, Brinson Emerging Markets Debt Fund, Brinson U.S. Large Capitalization Value Equity Fund, Brinson Non-U.S. Equity Fund and Brinson Cash Management Prime Fund (each a "Fund," and collectively the "Funds"). The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Equity securities traded in certain emerging market countries may be subject to a foreign premium and are valued accordingly. Investments in affiliated investment companies are valued each day based on the closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using the quoted forward exchange rates. Equity swap values are derived based on the values, or estimates of the values, of the applicable equity indices and foreign exchange rates underlying the contracts. Short-term obligations with maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate on the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statement of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. FEDERAL INCOME TAXES: The Trust has received rulings from the Internal Revenue Service that each Fund will be treated as a separate partnership for federal income tax purposes. Income taxes are not provided for by the Funds because taxable income (loss) of the Funds is includable in the income tax returns of the investors. The Funds do not intend to make any distributions to investors.

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


F. PARTNERSHIP ALLOCATIONS: For federal income tax purposes, an investor's distributive share of each item of a Fund's income, gain, loss, deduction and credit will be determined by the Amended and Restated Agreement and Declaration of Trust (the "Trust Agreement") so long as the allocation has "substantial economic effect" within the meaning of Code Section 704 and the regulations thereunder. The Trust has received rulings from the Internal Revenue Service that this allocation method has substantial economic effect.

G. USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
Brinson Partners, Inc. (the "Advisor"), a registered investment advisor, manages the assets of the Trust pursuant to an Investment Advisory Agreement with the Trust (the "Advisory Agreement"). The Advisor does not receive any compensation under the Advisory Agreement for providing investment advisory services. The Advisor has agreed to reimburse the Brinson Post-Venture Fund and Brinson High Yield Fund for all operating expenses. The Advisor has agreed to reimburse the following funds to the extent that total operating expenses exceed the following percentage of average daily net assets:

Brinson Global Securities Fund............................................ 0.05%
Brinson U.S. Equity Fund.................................................. 0.01
Brinson U.S. Large Capitalization Value Equity Fund....................... 0.01
Brinson Non-U.S. Equity Fund.............................................. 0.06
Brinson Emerging Markets Equity Fund...................................... 0.50
Brinson Emerging Markets Debt Fund........................................ 0.50
Brinson U.S. Cash Management Prime Fund................................... 0.01

Certain officers of the Funds are also officers and directors of the Advisor. All officers serve without direct compensation from the Funds. Trustees' fees paid to unaffiliated trustees were as follows:

Brinson Global Securities Fund.......................................... $7,639
Brinson U.S. Equity Fund................................................  2,108
Brinson U.S. Large Capitalization Value Equity Fund.....................   --
Brinson Post-Venture Fund...............................................  2,851
Brinson Non-U.S. Equity Fund............................................   --
Brinson Emerging Markets Equity Fund....................................  3,006
Brinson Emerging Markets Debt Fund......................................  2,670
Brinson High Yield Fund.................................................  2,132
Brinson Cash Management Prime Fund......................................  1,064

The Brinson Global Securities Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent 15.62% of the Fund's total net assets. Amounts relating to those investments at June 30, 1998 and for the six months ended is summarized as follows:

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


                                                         NET          NET
                                           SALES      REALIZED     UNREALIZED
AFFILIATES                  PURCHASES     PROCEEDS      GAINS    GAINS/(LOSSES)     VALUE
------------------------  ------------- ------------ ----------- -------------- -------------
Brinson Post-Venture
 Fund...................           --           --          --     $ 1,530,974   $ 29,906,368
Brinson High Yield
 Fund...................      4,000,000         --          --         628,263     36,512,237
Brinson Emerging Markets
 Equity Fund............           --           --          --      (6,241,333)    46,785,400
Brinson Emerging Markets
 Debt Fund..............      4,000,000    6,000,000   1,445,902       598,960     64,547,025
Brinson Supplementary
 Trust U.S. Cash
 Management Prime Fund..    267,828,698   12,624,504        --            --      255,204,194
                          ------------- ------------ -----------  ------------  -------------
                           $275,828,698  $18,624,504  $1,445,902   $(3,483,136)  $432,955,224
                          ============= ============ ===========  ============  =============

The Brinson U.S. Equity Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent 1.91% of the Fund's total net assets. Amounts relating to those investments at June 30, 1998 and for the six months ended is summarized as follows:

                                              NET         NET
                                    SALES   REALIZED   UNREALIZED
AFFILIATES              PURCHASES  PROCEEDS  GAINS   GAINS/(LOSSES)   VALUE
----------------------- ---------- -------- -------- -------------- ----------
Brinson Supplementary
 Trust U.S. Cash
 Management Prime
 Fund.................. $4,146,882 $989,634    --          --       $3,157,249

The Brinson U.S. Large Capitalization Value Equity Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent 1.83% of the Fund's total net assets. Amounts relating to those investments at June 30, 1998 and for the six months ended is summarized as follows:

                                              NET         NET
                                    SALES   REALIZED   UNREALIZED
AFFILIATES              PURCHASES  PROCEEDS  GAINS   GAINS/(LOSSES)   VALUE
----------------------- ---------- -------- -------- -------------- ----------
Brinson Supplementary
 Trust U.S. Cash
 Management Prime
 Fund.................. $1,998,875    --       --          --       $1,998,875

The Brinson Post Venture Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent 3.14% of the Fund's total net assets. Amounts relating to those investments at June 30, 1998 and for the six months ended is summarized as follows:

                                                 NET         NET
                                      SALES    REALIZED   UNREALIZED
AFFILIATES               PURCHASES   PROCEEDS   GAINS   GAINS/(LOSSES)    VALUE
----------------------- ----------- ---------- -------- -------------- -----------
Brinson Supplementary
 Trust U.S. Cash
 Management Prime
 Fund.................. $17,228,241 $3,340,839    --          --       $13,887,402

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


The Brinson Emerging Markets Equity Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent 11.33% of the Fund's total net assets. Amounts relating to those investments at June 30, 1998 and for the six months ended is summarized as follows:

                                                     NET         NET
                                         SALES     REALIZED   UNREALIZED
AFFILIATES                PURCHASES     PROCEEDS    GAINS   GAINS/(LOSSES)     VALUE
----------------------- ------------- ------------ -------- -------------- -------------
Brinson Supplementary
 Trust U.S. Cash
 Management Prime
 Fund..................  $ 59,532,396  $13,880,931    --          --        $ 45,651,465

The Brinson Emerging Markets Debt Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent 3.22% of the Fund's total net assets. Amounts relating to those investments at June 30, 1998 and for the six months ended is summarized as follows:

                                                     NET         NET
                                         SALES     REALIZED   UNREALIZED
AFFILIATES                PURCHASES     PROCEEDS    GAINS   GAINS/(LOSSES)     VALUE
----------------------- ------------- ------------ -------- -------------- -------------
Brinson Supplementary
 Trust U.S. Cash
 Management Prime
 Fund..................  $ 31,969,338  $17,647,137    --          --        $ 14,322,201

The Brinson High Yield Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent
0.51% of the Fund's total net assets. Amounts relating to those investments at June 30, 1998 and for the six months ended is summarized as follows:

                                                     NET         NET
                                         SALES     REALIZED   UNREALIZED
AFFILIATES                PURCHASES     PROCEEDS    GAINS   GAINS/(LOSSES)     VALUE
----------------------- ------------- ------------ -------- -------------- -------------
Brinson Supplementary
 Trust U.S. Cash
 Management Prime
 Fund..................  $  2,187,039  $ 1,191,073    --          --        $    995,966

The Brinson U.S. Cash Management Prime Fund invests in shares of certain affiliated investment companies also sponsored by Brinson Partners, Inc. These investments represent 100.00% of the Fund's total net assets. Amounts relating to those investments at June 30, 1998 and for the six months ended is summarized as follows:

                                                     NET         NET
                                         SALES     REALIZED   UNREALIZED
AFFILIATES                PURCHASES     PROCEEDS    GAINS   GAINS/(LOSSES)     VALUE
----------------------- ------------- ------------ -------- -------------- -------------
Brinson Supplementary
 Trust U.S. Cash
 Management Prime
 Fund..................  $267,828,698  $12,624,504    --          --        $255,204,194

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


3. INVESTMENT TRANSACTIONS
Investment transactions for the six months ended June 30, 1998, excluding short-term investments, were as follows:

                                               PURCHASES    PROCEEDS FROM SALES
                                             -------------- -------------------
Brinson Global Securities Fund.............   $ 445,394,201    $ 440,991,179
Brinson U.S. Equity Fund...................     115,554,333       28,759,768
Brinson U.S. Large Capitalization Value Eq-
 uity Fund.................................     106,083,740         --
Brinson Post-Venture Fund..................      99,197,324       76,454,883
Brinson Non-U.S. Equity Fund...............      38,486,755         --
Brinson Emerging Markets Equity Fund.......     237,253,890      229,200,044
Brinson Emerging Markets Debt Fund.........     326,914,932      228,424,085
Brinson High Yield Fund....................      90,059,454       42,303,841

4. EQUITY SWAP CONTRACTS
The Brinson Emerging Markets Equity Fund enters into equity swap contracts. Equity swaps often provide a less expensive, and in some cases the only, means of investing in certain emerging markets. In these swaps, the Fund agrees to receive the return on an emerging market equity index and pay a floating interest rate based on the notional amount of each contract.

Fluctuations in the value of open swap contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon termination or reset of the contracts. The statement of operations reflects net realized and net unrealized gains and losses on these contracts. Amounts receivable or payable related to terminated or reset equity swap contracts are reflected as receivable or payable for equity swap contracts closed on the statement of assets and liabilities, if any.

Credit risk may arise as a result of the failure of the swap counterparty to comply with the terms of the swap contract. The Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. The credit risk to the Fund is limited to the net unrealized gain by counterparty, if any, on the swap contracts. Additionally, risks may arise from unanticipated movements in interest rates, foreign exchange rates or in the value of the underlying indices.

At June 30, 1998, the Brinson Emerging Markets Equity Fund had open equity swap contracts with international dealers, including the Fund's custodian. The Fund had short-term investments segregated with its custodian equal to, or in excess of, the notional amount of its open equity swap contracts.

5. FORWARD FOREIGN CURRENCY CONTRACTS
The Brinson Global Securities Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Fund realizes a gain or loss upon settlement of the contracts. The statement of operations reflects net realized and net unrealized gains and

 THE BRINSON RELATIONSHIP FUNDS - NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
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losses on these contracts. The counterparty to all forward foreign currency contracts during the six months ended June 30, 1998 was the Fund's custodian, of an affiliate of the Fund's custodian.

6. FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statement of operations reflects net realized and net unrealized gains and losses on these contracts.

7. SECURITY LENDING
The Brinson Global Securities Fund loaned securities to certain brokers, with the Fund's custodian acting as the Fund's lending agent. The Fund earned negotiated lenders' fees, which are included in interest income in the statement of operations. Securities loaned are recorded at the amount of cash collateral received. The Fund monitors the market value of securities loaned on a daily basis and initially requires collateral against the loaned securities in an amount at least to equal 102% of the value of domestic securities loaned and 105% of the value of non-U.S. securities loaned. The cash collateral received is invested in commercial paper.

The value of loaned securities and related collateral outstanding at June 30, 1998, were as follows:

                                                   VALUE OF LOANED   VALUE OF
                                                     SECURITIES     COLLATERAL
                                                   --------------- -------------
Brinson Global Securities Fund....................   $213,304,901   $214,169,955
                                                    =============  =============

8. TRANSACTION CHARGES
Investors in the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund are subject to a transaction charge equal to 1.50% and 0.50%, respectively, of the Fund's offering price on Fund share purchases. Therefore, the shares of each of these Funds are sold at a price which is equal to the net asset value of such shares, plus a transaction charge. The transaction charge is retained by the Funds and is intended to defray transaction costs associated with the purchase and sale of securities within the Funds. Investors in the Brinson Emerging Markets Equity Fund are also subject to a transaction charge equal to 1.50% of the Fund's offering price on Fund share redemptions. Transaction charges received by the Brinson Emerging Markets Equity Fund and the Brinson Emerging Markets Debt Fund were $2,197,359 and $278,325, respectively, for the six months ended June 30, 1998, and are included in shares sold on the statements of changes in net assets.

This Report is submitted for the general information of the shareholders of the
  Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective Prospectus which includes details regarding each Fund's objectives, policies, expenses and other information.

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